File Nos. 333-129284
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-effective Amendment No.
Post-effective Amendment No. (10)
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 101
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
Depositor’s Telephone Number)
Ann M. Caparros
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Sutherland LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-2415
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☑	On October 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On May 1, 2011 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus for Goal Planning Annuity (GPA) Variable Deferred Annuity
Contract Issued By Horace Mann Life Insurance Company Separate Account
Flexible Premium Contract for Individuals

October 1, 2011

This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company (“HMLIC”) as a flexible premium Contract. It is issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”) or as a non-qualified annuity Contract. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(1)
Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
Wilshire 5000 Index Portfolio (Investment Class)(1)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Fund®(1)
Ariel Appreciation Fund®(1)(2)
Goldman Sachs VIT Mid Cap Value

Mid Core
Calvert VP S&P Mid Cap 400 Index
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(1)
Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Putnam VT Multi-Cap Growth Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)(1)
Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(2)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class(1)
Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Emerging Markets SC 2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond
Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund®
Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

We provide a premium bonus rider under versions of the Contract with a 9-year surrender charge period. This bonus feature provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this bonus feature may be beneficial to You only if You own the Contract a sufficient length of time. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2011. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is October 1, 2011.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

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Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax and applicable surrender charge.

Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.

In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Annuity Payments: A series of payments beginning on the Annuity Date that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. Any other series of payments beginning on the Annuity Date agreed to by the Contract Owner and Us may also be available. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the Annuity Period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contract this prospectus offers.

Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Issue Date: The date when Your Contract becomes effective.

Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.

Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Plan.

Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

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Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA”); IRC Section 408A Roth IRA (“Roth IRA”); IRC Section 408(p) SIMPLE retirement annuity (“SIMPLE”); IRC Section 408(k) simplified employee pension (“SEP”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity.

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Contract after You reach age 70 1/2.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Underlying Funds: All open-end management investment companies registered under the Investment Company Act of 1940 that are listed in this document and are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net value of each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.

Variable Account Value: The dollar value of the Variable Investment Options under the Contract before Annuity Payments begin.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. Certain Contract features described in this prospectus may not be available in all states. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. Terms and conditions may be modified as required by law in the State in which the application is signed. Such variations are described in the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this prospectus?

Individuals may purchase the Variable flexible premium annuity. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan.

The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract may be offered and sold

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through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may invest Your money in up to 24 Investment Options (including the Fixed Account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

(a)	Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(1)

Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
Wilshire 5000 Index Portfolio (Investment Class)(1)
Wilshire VIT Equity Fund

Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Fund®(1)
Ariel Appreciation Fund®(1)(2)
Goldman Sachs VIT Mid Cap Value

Mid Core
Calvert VP S&P Mid Cap 400 Index
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(1)

Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Putnam VT Multi-Cap Growth Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)(1)

Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(2)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class(1)

Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Emerging Markets SC 2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

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(2)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund®
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account — You also may direct Your money to the fixed account and receive a guaranteed rate of return.

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”), or the terms of any employer plan under which Qualified Plans are issued( if applicable) You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses — Surrender Charges.” In any Contract Year, You may withdraw a portion of Your Account Value without incurring a Surrender Charge.

What are the charges or deductions?

The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We will deduct a mortality and expense risk fee (M&E Fee) of 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.

We will deduct an annual maintenance fee from Your Account Value on each Contract Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Contract. This fee may not exceed $25. We will waive this fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year.

We may deduct a Surrender Charge against surrenders and withdrawals. The Surrender Charge is a percentage of the Account Value withdrawn or surrendered. For withdrawals from the Variable Account, the Surrender Charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What charges will I pay on an annual basis if I elect optional riders?

Guaranteed Minimum Death Benefit Rider — Annual Step-up — You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.20%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

Guaranteed Minimum Death Benefit Rider — 5% Accumulation — You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.30%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

*	If You purchase both the Guaranteed Minimum Death Benefit Rider — Annual Step-up and the Guaranteed Minimum Death Benefit Rider — 5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

Premium bonus rider — This option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. This option must be elected at the time of Contract issue and electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.

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What are the federal income tax consequences of investing in this Contract?

Amounts contributed through salary reduction (other than amounts designated as Roth contributions), employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth type of accounts or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Plans (other than IRAs), except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

You may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 7 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years; Joint and Survivor Annuity; and Payments for a Specified Period.

Distributions from Qualified Plans may be restricted by the employer’s plan and the IRC. Early distributions may incur a tax penalty, and the IRC also generally requires that distributions from Qualified Plans (other than Roth IRAs) begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.

Contract Owner Transaction Expenses:(1)

Surrender Charges (as a percentage of amount surrendered, if applicable)

Surrender Charges	Surrender Charge
During Contract Year	9 Year	5 Year
1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%

(1)  Any premium taxes relating to this Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range from 0% to 3.5%.

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Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses. This table reflects the charges You would pay if You did not select any optional Riders.

Annual Maintenance Fee(1)	$25
Separate Account Annual Expenses (as a percentage of average Variable Account Value) Mortality and Expense Risk Fee	1.25%
Total Separate Account Annual Expenses	1.25%

Optional Rider Charges (as a percentage of average Variable Account Value)

Guaranteed Minimum Death Benefit Rider — Annual Step-up	0.20	%(2)
Guaranteed Minimum Death Benefit Rider — 5% Accumulation	0.30	%(2)
Premium bonus rider	0.00%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2010. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.87%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Asset Allocation Funds, Lifecycle Funds and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Asset Allocation Fund, Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by an Asset Allocation Fund, Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Asset Allocation Funds, Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the Annual Maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.

The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2010, without reflecting the impact of any Underlying Fund fee or expense waivers, and that a 9-year surrender charge period applies to Your Contract. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,186	$1,866	$2,452	$3,952

If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$376	$1,141	$1,923	$3,952

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

 (1)  We deduct a pro rata portion of this fee upon the surrender of the Contract. We currently waive the annual maintenance fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year.
 (2)  If You purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step — up and the Guaranteed Minimum Death Benefit Rider — 5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.
 (3)  The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those for the year ended December 31, 2010. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions-Market Timing” for a discussion of these fees.

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Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix B: Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”.

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Name	Objective	Investment Type	Adviser

Wilshire Variable Insurance Trust 2015 ETF Fund(2)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(2)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(2)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Current income/Preservation of capital	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Current income/Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Capital appreciation/ Some current Income	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(1)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC2	Current income/Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

Wilshire 5000 Index Portfolio (Investor Class)(1)	Capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Large Cap Growth Portfolio	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

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Name	Objective	Investment Type	Adviser

Fidelity VIP Growth Portfolio SC2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(1)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	The AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

Ariel Appreciation Fund®(1)(3)	Long-term capital	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Ariel Fund®(1)	Long-term capital appreciation	Small value	The Ariel Fund is advised by Ariel Investments LLC.

Goldman Sachs VIT Mid Cap Value	Long-term capital appreciation	Mid value	The Goldman Sachs VIT Mid Cap Value Fund is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

Fidelity VIP Mid Cap Portfolio SC2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio(1)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Asset Management Company, Inc.

Delaware VIP Smid Cap Growth Series — Service Shares Holdings, Inc.	Long-term capital appreciation	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly owned subsidiary of Delaware Management.

Putnam VT Multi-Cap Growth Fund (IB Shares)	Capital appreciation	Medium growth	Putnam VT Multi-Cap Growth Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery Fundsm	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is subadvised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

Wilshire Small Company Value Portfolio (Investment Class)(1)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios: Small Cap Stock Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund(3)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Ser	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Eq Ser is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class(1)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

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Name	Objective	Investment Type	Adviser

AllianceBernstein VPS Small Cap Growth Portfolio	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Emerging Markets SC2	Capital Appreciation	International	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series — Service Class	Long-term total return/Capital Appreciation	Real Estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC2	High current income/Capital growth	Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond Securities Fund — Class 4	High current income/ preservation of capital	Bond	The Templeton Global Bond Securities Fund is advised by Franklin Advisers, Inc.

Wilshire VIT Income Fund	Current income	Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund(2)	Capital growth/Current income	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(3)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund®
Goldman Sachs VIT Structured Small Cap Equity Fund

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

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The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds — We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of Account Value if We determine, in consultation with the sponsor of any employer plan under which Qualified Plans are issued (if applicable), that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long

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as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contract

Contract Owners’ Rights

The Contract will be issued as a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. When multiple Contracts with the same first nine digits in the Contract numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Contracts issued, and the death benefit will be determined as the aggregate death benefit for all such Contracts issued. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Contract issued under a Qualified Plan is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

To purchase a Contract, You must complete an application bearing all requested signatures and a suitability form. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will be required to complete an application and suitability form.

Applications are to be sent along with Your premium payment, to Our Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.

We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.

Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance; or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 7 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.

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Premium Payments

Amount and Frequency of Premium Payments — Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum purchase payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. HMLIC offers a 2% premium bonus under Contracts to which the premium bonus rider applies. The Surrender Charge period is 9 years for Contracts with that rider. There is no additional charge for the rider.

The IRC limits the amounts which may be contributed to Qualified Plans. See “Tax Consequences — Contribution Limitations and General Requirements Applicable to Qualified Plans.”

Allocation of Net Premiums — When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.

Accumulation Units and Accumulation Unit Value — Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Day. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction.

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows:

•	No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.
•	Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if in Our opinion We determine the Contract Owner to be using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

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A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request (in a form acceptable to Us) at Our Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund®
Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in HMLIC’s Home Office (in a form acceptable to Us) and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.

Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

Ariel Appreciation Fund®
Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. HMLIC also reserves the right to require a minimum Account Value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.

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Rebalancing will begin on the Valuation Date of receipt of the request (in a form acceptable to Us) in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.

All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts:

Ariel Appreciation Fund®
Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). Allocations made to the fixed account or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request by Our Home Office unless a later date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2008, existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund®
Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Contract and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time.

Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves

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the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Account Value may only be withdrawn from Qualified Plans (other than IRAs) under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.

The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distributions. (See “Tax Consequences.”)

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request at Our Home Office, or on the Valuation Date of such receipt of a valid request at Our Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

Surrenders and withdrawals from any Subaccount are subject to the Surrender Charges shown below. There are 2 Surrender Charge periods available under this Contract. Both are shown below. The charges applicable to Your Contract will depend on how You completed the application and are printed on Your Contract data pages.

Surrender Charges	Surrender Charge
During Contract Year	9 Year	5 Year
1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%

Surrender Charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable withdrawal charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a surrender charge of $3000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of

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the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the surrender charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Your total Net Premium payments to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.

If You request a withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You may be suspended from making contributions to this and all other plans of Your employer for six months (or an additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some Investment Options from being available for this program. Any applicable surrender charges will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your IRS Required Minimum Distribution periodically throughout the calendar year.
•	Free out only — Allows You to receive Your Contract free out amount in periodic payments through the year. Your Contract free out is the amount You are allowed to withdraw each year without incurring any Contract penalties.
•	Interest only — Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year.
•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of Your Account Value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRS to receive withdrawals without penalty prior to age 59 1/2.

A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a valid transaction request is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We have the right to defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

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Confirmations — HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and Benefits We Provide

•	the death benefit, and cash benefits under the Contract
•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and expenses We incur:

•	costs associated with processing applications and with issuing and administering the Contract
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Waiver, Reduction or Elimination of deductions and expenses

We may reduce, waive or eliminate any of the deductions or expenses for Contracts sold under a particular Qualified Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:

•	The number of participants under the Qualified Plan;
•	The type and nature of the Qualified Plan;
•	The expected level of assets and/or cash flow under the Qualified Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Qualified Plan;
•	The Qualified Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Contract; and
•	Our assessment of financial risk to Us relating to withdrawals.

We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.

We may also apply different deduction and expense provisions in Contracts issued to employees or members of certain employer groups or associations which have negotiated the Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0% and 3.5%. Any premium taxes relating to the Contract will be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Surrender Charges — If You make a withdrawal or surrender under the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract.

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Withdrawals may not be made from Qualified Plans (other than IRAs), except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.

HMLIC reserves the right to waive either a portion or the whole surrender charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. For further information regarding surrender or withdrawals see “The Contract-Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”

Annual Maintenance Fee — We will deduct an annual maintenance fee of no more than $25 from each Contract on the Contract anniversary date. This fee will be waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year.

The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Charges for Optional Riders

Guaranteed Minimum Death Benefit Rider — Annual Step-up — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.20% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

Guaranteed Minimum Death Benefit Rider — 5% Accumulation — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.30% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

*	If You purchase both the Guaranteed Minimum Death Benefit Rider — Annual Step-up and the Guaranteed Minimum Death Benefit Rider — 5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

Premium Bonus Rider — This option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this option will result in the surrender charge period being increased from 5 to 9 — years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first five years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.

Operating Expenses of the Underlying Funds — The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.

Death Benefit

Death Benefit Proceeds

If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. When multiple Contracts with the same first nine digits in the Contract numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Contracts issued, and the death benefit will be determined as the aggregate death benefit for all such Contracts issued. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to

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process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

The beneficiary will receive the greatest of:

1.	the Account Value; or

2.	the Net Premium paid, less an adjustment for any withdrawals and an adjustment for any outstanding loan balance, or

3.	the death benefit provided in any rider attached to the Contract.

At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate.

Guaranteed Minimum Death Benefit Riders

In addition to the standard death benefit included in the Contract, the Contract Owner may add the optional death benefits described below for an additional cost. These riders may not be available in all states and will not be issued on or after the Contract Owner’s 70th birthday.

Guaranteed Minimum Death Benefit — Annual Step-up — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

Death Benefit under this rider

Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the death benefit as described in the Contract; or

2.	the death benefit provided in any other rider attached to the Contract; or

3.	the Step-Up Death Benefit described in the Guaranteed Minimum Death Benefit Step-Up Rider.

Step-Up Death Benefit

The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.

HMLIC calculates the Step-Up Anniversary Value for every Contract Anniversary before the oldest Contract Owner’s attainment of age 81, including the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80, or when HMLIC receives Proof of Death, whichever is earlier.

For Contracts with a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the “Total Accumulation Value” (as defined in the loan endorsement) as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time HMLIC receives Proof of Death of any Contract Owner or the sole Annuitant if the sole Contract Owner is not a natural person. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the “Total Accumulation Value” immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. For Contracts without a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the Account Value as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. We will calculate the Death Benefit when We receive Proof of Death of any Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

Rider charge

Any charge for this rider is guaranteed not to increase after this rider has been issued.

We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

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Rider restrictions

We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

Termination of this rider

This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:

a.	when the Contract Owner applies the Annuitized Value to an annuity option under the Contract; or

b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

Guaranteed Minimum Death Benefit — 5% Accumulation

The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

Death benefit under this rider

Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the death benefit as described in the Contract; or

2.	the death benefit provided in any other rider attached to the Contract; or

3.	the Accumulation Death Benefit described in the Guaranteed Minimum Death Benefit- 5% Accumulation Rider.

Accumulation Death Benefit

This rider provides an Accumulation Death Benefit as follows:

On the Issue Date, the Accumulation Death Benefit is equal to the initial Net Premium received. The Accumulation Death Benefit is increased by any subsequent Net Premium received, decreased by any adjustments for withdrawals, and is accumulated at the following interest rates:

1.	5 percent before or upon the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80 depending on the option elected by the Contract Owner at the time of issue.

2.	0 percent thereafter.

For Contracts without a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

For Contracts with a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Total Accumulation Value (as defined in the loan endorsement) immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

We will calculate the death benefit when We receive Proof of Death of any Contract Owner or the sole Annuitant, if the sole Contract Owner is not a natural person. We also will adjust the Accumulation Death Benefit by any outstanding loan balance at that time.

Maximum Accumulation Death Benefit value

The amount of the Accumulation Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the date We receive Proof of Death.

Rider charge

Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

Rider restrictions

We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

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Termination of this rider

This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:

a.	when the Contract Owner applies the Annuitized Value to an annuity option; or

b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

Annuity Payments

Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. (See “Tax Consequences.”) The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a properly completed request form to Our Home Office. If We do not receive Your written election of an Annuity Payment option at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be the Life Annuity with Payments Guaranteed for 10 Years which is payable on a Variable basis for any value in a Subaccount.

The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion applied to purchase Annuity Payments may be subject to taxes and an additional 10% penalty tax. See “Tax Consequences — Partial Annuitization” below. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.

We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. If You elect a fixed payment option, We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request is received in Our Home Office. In addition, if You elect a Variable payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Variable Account, depending on the type of Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years — Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Payments for a Specified Period — Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the Surrender Charge period. This option is available on a fixed payment basis only.

Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

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If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, the Contract Owner may change this Annuity Payment option, or withdraw a portion of the Annuitized Value applied to this option or surrender this option. Any change or withdrawal the Contract Owner makes may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. If the Contract Owner surrenders the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

Joint and Survivor Annuity — Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2/3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Other Payout Options

If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), see “Taxation of Qualified Plans— Required Minimum Distributions,” or

c.	elect any other payout option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for Annuity Payments. The first monthly Annuity Payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

Fixed Annuity Payments — Except in the case of certain joint and survivor Annuity Payment options, the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date; (2) the assumed interest rate for the Contract (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Annuity Unit Value

The Annuity Unit Value for each Subaccount was initially established at $10.00.

•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

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•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age or Sex

If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Contract. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a qualified retirement plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The Internal Revenue Code (IRC) requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

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Other rules may apply to Contracts sold or issued as Qualified Plans and are discussed further below.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Deductibility of Purchase Payments — Purchase payments made under Non-Qualified Contracts are not deductible. Under certain circumstances purchase payments made under Qualified Plans may be excludible or deductible from taxable income.

Pre-Distribution Taxation of Contracts — Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments — Although, tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is taxable depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if you are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person You should discuss the tax consequences with a competent tax adviser.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Plan is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act — The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the Federal Defense of Marriage Act, or any other applicable federal law. Individuals who do not meet the definition of “spouse” are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Contract Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Contract will not be available to such partner or same sex marriage spouse.

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Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is the total of all purchase payments and represents the portion of the Contract already taxed. However, any purchase payments that were excludible or deductible from income at the time made are not included in the investment in the contract. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982 the rules for determination of the portion of any withdrawal that is treated as ordinary income subject to tax are different and You should consult with Your tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s “investment in the contract”.

Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout option selected and age of the Annuitant. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987 the exclusion ratio will apply to all payments received.

Partial Annuitization — Beginning in 2011, if a portion of the Account Value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. The partial annuitization will be taxed as discussed in the previous paragraph.

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Exchanges — Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out to the Contract Owner.

Unearned Investment Income Tax — The Health Care and Education Affordability Reconciliation Act of 2010 (HCERA) enacted March 30, 2010 added a tax on unearned investment income of certain individuals that is effective for 2013 and future. Unearned investment income includes interest, dividend and annuity income. However, Qualified Plans are excluded from unearned investment income. The tax is 3.8% of the lesser of net unearned investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.

Taxation of Qualified Plans

Qualified Plans (as defined in this prospectus) receive tax-favored treatment under provisions of the IRC. Purchasing an annuity Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Plans under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Purchase Payments — Purchase payments (contributions) made to Qualified Plans are generally not taxed at the time of the contribution. This includes salary reductions made under a salary reduction agreement and nonelective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution by You, and traditional IRA contributions determined to not be deductible if certain conditions are not met. These contributions are all taxed in the year of the contribution. Further, investment earnings credited to the Contract Owner’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may be tax free if certain conditions are met.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Plan occurs, the entire amount received will be treated as ordinary income subject to tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

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For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) investment earnings will be taxed only if the amount of the distribution exceeds the investment in the contract. If the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Annuitant attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 or 50% of the value of the Contract if less and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs, SEPs, SIMPLEs, or Roth IRAs.

Annuity Payments — Annuity Payments received under a Qualified Plan will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) Contract will not be taxed if they are qualified distributions as defined above.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the contract owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457(b) plan (provided it agrees to separate accounting).

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is

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10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or salary reductions and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Contract Owner of a Qualified Plan (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Contribution Limitations and General Requirements Applicable to Qualified Plans

All contributions to Qualified Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $16,500 in 2011 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 in 2011, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

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Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,000 in 2011 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 in 2011, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2011, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $56,000 and $66,000 for single filers and between $90,000 and $110,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner’s spouse is, the deduction phases out when AGI is between $169,000 and $179,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,000 for 2011 for both the individual and the spouse. An additional catch-up contribution, up to $1,000 in 2011, is allowed if the individual is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $107,000 and $122,000 for single taxpayers and those taxpayers filing Head of Household, between $169,000 and $179,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The pre-2010 limitations that the Contract Owner’s AGI be $100,000 or less and the Contract Owner not be married and filing a separate return have been eliminated. The converted amount is includable in income in the year of conversion. For conversions made in 2010, the converted amount will be included in income equally in 2011 and 2012, unless You chose to include the entire amount in income in 2010. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $16,500 for 2011 or 100% of includable compensation. Additional catch-up amounts, up to $5,500 in 2011, maybe contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Contract Owner reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $16,500 in 2011. The additional catch-up amount, up to $5,500 in 2011, if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $11,500 for 2011 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $2,500 for 2011. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements.

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A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Designated Roth Accounts — Section 403(b) and 401(k) plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions. As a result, the Designated Roth contribution will be includible in the Contract Owner’s income in the year of the contribution and be subject to all wage withholding requirements.

Beginning in 2011 amounts in non-Roth accounts of 403(b) and 401(k) Contracts eligible for distribution may be converted to in-plan Designated Roth accounts if allowed by the plan. Certain exceptions apply and include hardship distributions and required minimum distributions. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of distribution.

The Designated Roth contribution combined with other salary reduction contributions are subject to the limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, above. Designated Roth contributions are also subject to the same distribution restrictions as all other contributions to the plan.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. The 2010 Tax Relief Act reinstated the estate tax for decedents dying in 2010 and before January 1, 2013. Consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under the 2010 Tax Relief Act, the generation-skipping transfer tax has been reinstated for transfers made in 2010, and before January 1, 2013. The generation- skipping transfer tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract

33

Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Modification of the Contract — The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

34

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page

General Information and History	2
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	3

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated October 1, 2011 for the Separate Account

Please mail the above document to:
(Name)
(Address)
(City/State/Zip)

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Appendix A: Death Benefit Examples

5% Accumulation Guaranteed Minimum Death Benefit (“GMDB”) example

Assume the following:

•	There is an initial Net Premium of $100,000.
•	There is a withdrawal on the 3rd Contract Anniversary of $25,000. The Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Contract Anniversary. The Account Value at that time is $101,000.
•	There are no loans on the Contract.
•	The client has not yet attained age 81.
•	No other GMDB rider was selected.

The accumulation GMDB value at issue is equal to the initial Net Premium.

$100,000

The accumulation GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:

$100,000 × 1.053 = $115,763

The withdrawal adjustment is the withdrawal amount divided by the Account Value immediately before the withdrawal and multiplied by the accumulation GMDB value immediately before the withdrawal:

$25,000/$125,000 × $115,763 = $23,153

The accumulation GMDB value immediately following the withdrawal is the accumulation GMDB value immediately before the withdrawal less the withdrawal adjustment:

$115,763 – $23,153 = $92,610

The accumulation GMDB value on the 5th Contract Anniversary is the accumulation GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:

$92,610 × 1.052 = $102,103

The return of premium death benefit on the 5th Contract Anniversary is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000/$125,000 × $100,000) = $80,000

The death benefit is the greatest of the accumulation GMDB, the return of premium death benefit, and the Account Value.

Max [$102,103, $80,000, $101,000] = $102,103

Guaranteed Minimum Death Benefit — Annual Step-up (“GMDB”) example

Assume the following:

•	There is an initial Net Premium of $100,000.
•	The Account Value on the 1st Contract Anniversary is $90,000.
•	The Account Value on the 2nd Contract Anniversary is $120,000.
•	There is a withdrawal during the 3rd Contract Year of $25,000. The Account Value immediately before the withdrawal is $125,000.
•	The Account Value on the 3rd Contract Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Contract Year. The Account Value at that time is $101,000.
•	There are no loans on the Contract.
•	The client has not yet attained age 81.
•	No other GMDB rider was selected.

The step-up anniversary value for the 1st Contract Anniversary projected to the date of death is the Account Value on the 1st Contract Anniversary less an adjustment for the subsequent withdrawal:

$90,000 – ($25,000/$125,000 × $90,000) = $72,000

The step-up anniversary value for the 2nd Contract Anniversary projected to the date of death is the Account Value on the 2nd Contract Anniversary less an adjustment for the subsequent withdrawal:

$120,000 – ($25,000/$125,000 × $120,000) = $96,000

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The step-up anniversary value for the 3rd Contract Anniversary projected to the date of death is the Account Value on the 3rd Contract Anniversary:

$105,000

The step-up GMDB is equal to the maximum of these values:

Max [$72,000, $96,000, $105,000] = $105,000

The return of premium death benefit at the date of death is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000/$125,000 × $100,000) = $80,000

The death benefit is the greatest of the step-up GMDB, the return of premium death benefit, and the Account Value.

Max [$105,000, $80,000, $101,000] = $105,000

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Appendix B: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund and the Income Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund, Wilshire VIT International Equity Fund and Wilshire VIT Socially Responsible Fund each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Smid Cap Growth Series — Service Class (formerly VIP Growth Opportunities Series), Royce Capital Fund Small-Cap Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein VPS Small/ Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Ser, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond Securities Fund were added on May 1, 2010. The Ibbotson Conservative ETF Asset Allocation Portfolio (Class II), Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II), Ibbotson Balanced ETF Asset Allocation Portfolio (Class II), Ibbotson Growth ETF Asset Allocation Portfolio (Class II) and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II) were added to the Goal Planning Annuity on October 1, 2011 and therefore no information is shown for these funds in the following schedule. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M&E

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2010	$23.25		$25.23	1,147,929
	12/31/2009	17.15		23.25	1,133,399
	12/31/2008	28.85		17.15	1,094,183
	12/31/2007	25.71		28.85	1,050,301
	12/31/2006	26.20		25.71	1,022,282
	12/31/2005	23.10		26.20	886,468
	12/31/2004	21.58		23.10	778,032
	12/31/2003	17.71		21.58	647,349
	12/31/2002	25.94		17.71	499,185
	12/31/2001	31.81		25.94	344,424

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2010	$17.27		$21.61	107,888
	12/31/2009	12.25		17.27	93,469
	12/31/2008	19.29		12.25	72,556
	12/31/2007	19.24		19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2010	$11.18		$15.09	95,184
	12/31/2009	8.00		11.18	79,161
	12/31/2008	14.89		8.00	53,591
	12/31/2007	13.26		14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

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		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Ariel Fund®(1)	12/31/2010	$47.37		$58.97	588,373
	12/31/2009	29.32		47.37	605,115
	12/31/2008	57.34		29.32	586,887
	12/31/2007	59.06		57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763
	12/31/2004	45.13		54.37	449,239
	12/31/2003	35.69		45.13	346,642
	12/31/2002	38.11		35.69	236,427
	12/31/2001	34.63	*	38.11	61,005

Ariel Appreciation Fund®(1)(2)	12/31/2010	$49.10		$58.04	830,359
	12/31/2009	30.48		49.10	891,767
	12/31/2008	52.05		30.48	926,357
	12/31/2007	53.45		52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108
	12/31/2004	42.96		47.99	744,074
	12/31/2003	33.20		42.96	565,684
	12/31/2002	37.51		33.20	380,634
	12/31/2001	34.01	*	37.51	105,004

Calvert VP S&P Mid Cap 400 Index	12/31/2010	$63.50	*	$68.65	1,871

Davis Value Portfolio	12/31/2010	$11.18		$12.46	1,069,296
	12/31/2009	8.62		11.18	1,015,367
	12/31/2008	14.62		8.62	931,625
	12/31/2007	14.15		14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602
	12/31/2004	10.39		11.52	569,355
	12/31/2003	8.10		10.39	455,070
	12/31/2002	9.80		8.10	364,544
	12/31/2001	11.08		9.80	321,139

Delaware VIP Smid Cap Growth Series, Service Class	12/31/2010	$16.89		$22.71	155,633
	12/31/2009	11.78		16.89	89,609
	12/31/2008	20.10		11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062
	12/31/2004	14.31	*	15.70	11,013

Delaware VIP REIT Series (Service Class)	12/31/2010	$8.01		$10.03	266,814
	12/31/2009	6.58		8.01	167,303
	12/31/2008	10.86		6.58	49,878

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	12/31/2010	$12.71		$15.80	39,366
	12/31/2009	10.28		12.71	24,885
	12/31/2008	14.66		10.28	4,656

Fidelity VIP Emerging Markets Portfolio	12/31/2010	$8.81	*	$9.98	107,257

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		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Fidelity VIP Growth Portfolio	12/31/2010	$29.25	$35.80	1,395,043
	12/31/2009	23.12	29.25	1,384,167
	12/31/2008	44.41	23.12	1,276,568
	12/31/2007	35.50	44.41	1,148,690
	12/31/2006	33.72	35.50	1,080,962
	12/31/2005	32.37	33.72	1,031,956
	12/31/2004	31.78	32.37	924,998
	12/31/2003	24.28	31.78	735,345
	12/31/2002	35.27	24.28	568,965
	12/31/2001	43.48	35.27	390,031

Fidelity VIP Growth & Income Portfolio	12/31/2010	$13.42	$15.19	1,283,978
	12/31/2009	10.69	13.42	1,267,754
	12/31/2008	18.62	10.69	1,163,412
	12/31/2007	16.85	18.62	1,046,349
	12/31/2006	15.12	16.85	973,169
	12/31/2005	14.25	15.12	821,349
	12/31/2004	13.68	14.25	683,112
	12/31/2003	11.22	13.68	484,327
	12/31/2002	13.66	11.22	323,437
	12/31/2001	15.20	13.66	211,580

Fidelity VIP High Income Portfolio	12/31/2010	$11.50	$12.92	638,832
	12/31/2009	8.11	11.50	588,524
	12/31/2008	10.96	8.11	571,931
	12/31/2007	10.82	10.96	565,701
	12/31/2006	9.87	10.82	422,299
	12/31/2005	9.77	9.87	321,144
	12/31/2004	9.04	9.77	218,819
	12/31/2003	7.23	9.04	156,838
	12/31/2002	7.08	7.23	83,910
	12/31/2001	8.15	7.08	52,829

Fidelity VIP Index 500 Portfolio	12/31/2010	$129.13	$146.39	418,636
	12/31/2009	103.43	129.13	410,010
	12/31/2008	166.55	103.43	392,649
	12/31/2007	160.32	166.55	376,661
	12/31/2006	140.61	160.32	351,103
	12/31/2005	136.18	140.61	313,854
	12/31/2004	124.96	136.18	262,595
	12/31/2003	98.76	124.96	201,115
	12/31/2002	128.98	98.76	143,919
	12/31/2001	148.95	128.98	89,888

Fidelity VIP Investment Grade Bond Portfolio	12/31/2010	$17.99	$19.11	1,205,363
	12/31/2009	15.76	17.99	1,169,193
	12/31/2008	16.52	15.76	1,184,659
	12/31/2007	16.07	16.52	1,187,080
	12/31/2006	15.62	16.07	1,100,484
	12/31/2005	15.52	15.62	1,007,448
	12/31/2004	15.09	15.52	857,504
	12/31/2003	14.56	15.09	765,200
	12/31/2002	13.39	14.56	578,933
	12/31/2001	12.54	13.39	240,969

40

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Fidelity VIP Mid Cap Portfolio	12/31/2010	$35.05		$44.53	1,253,330
	12/31/2009	25.37		35.05	1,268,561
	12/31/2008	42.51		25.37	1,253,195
	12/31/2007	37.31		42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318
	12/31/2004	23.42		28.84	909,123
	12/31/2003	17.15		23.42	765,087
	12/31/2002	19.30		17.15	644,149
	12/31/2001	20.25		19.30	529,851

Fidelity VIP Overseas Portfolio	12/31/2010	$20.99		$23.40	1,660,609
	12/31/2009	16.82		20.99	1,583,618
	12/31/2008	30.37		16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482
	12/31/2004	17.20		19.25	604,561
	12/31/2003	12.17		17.20	407,324
	12/31/2002	15.50		12.17	293,133
	12/31/2001	19.91		15.50	200,060

Goldman Sachs VIT Mid Cap Value	12/31/2010	$13.05	*	$14.08	2,913

Goldman Sachs VIT Structured Small Cap Equity Fund(2)	12/31/2010	$11.83		$15.21	135,965
	12/31/2009	9.37		11.83	136,881
	12/31/2008	14.37		9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784
	12/31/2004	13.12	*	15.00	16,830

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2010	$10.92	*	$11.90	17,465

Neuberger Berman Genesis Fund(1)	12/31/2010	$33.22		$39.73	971,187
	12/31/2009	26.69		33.22	978,189
	12/31/2008	40.32		26.69	937,614
	12/31/2007	33.60		40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382
	12/31/2004	23.74		27.76	592,938
	12/31/2003	18.30		23.74	472,551
	12/31/2002	19.14		18.30	369,727
	12/31/2001	17.35		19.14	204,094

Putnam VT Multi-Cap Growth Fund	12/31/2010	$11.81		$20.29	304,049
	12/31/2009	8.61		11.81	427,447
	12/31/2008	16.00		8.61	429,198
	12/31/2007	15.61		16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342
	12/31/2004	11.55		13.53	417,950
	12/31/2003	8.78		11.55	405,260
	12/31/2002	12.82		8.78	354,292
	12/31/2001	19.52		12.82	312,576

41

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Rainier Small/Mid Cap Equity Portfolio(1)	12/31/2010	$35.78		$44.14	487,323
	12/31/2009	27.88		35.78	502,798
	12/31/2008	55.09		27.88	479,194
	12/31/2007	45.92		55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335
	12/31/2004	30.13		34.93	278,917
	12/31/2003	20.86		30.13	230,482
	12/31/2002	26.41		20.86	182,294
	12/31/2001	27.84		26.41	129,167

Royce Capital Fund Small Cap Portfolio	12/31/2010	$10.71		$12.76	781,254
	12/31/2009	8.01		10.71	738,693
	12/31/2008	11.14		8.01	635,368
	12/31/2007	11.52		11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500
	12/31/2004	8.17	*	9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2010	$20.18		$22.88	311,484
	12/31/2009	16.30		20.18	254,259
	12/31/2008	25.89		16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2010	$1.06		$1.06	4,783,922
	12/31/2009	1.08		1.06	5,530,434
	12/31/2008	1.06		1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

Templeton Global Bond Securities Fund	12/31/2010	$19.18	*	$19.96	28,377

Wells Fargo Advantage VT Discovery Fundsm (formerly Strong Mid Cap)	12/31/2010	$14.83		$19.87	686,581
	12/31/2009	10.69		14.83	700,559
	12/31/2008	19.45		10.69	675,612
	12/31/2007	16.10		19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068
	12/31/2004	14.39		16.94	455,021
	12/31/2003	10.86		14.39	424,282
	12/31/2002	17.61		10.86	351,842
	12/31/2001	25.76		17.61	264,967

Wilshire 5000 Index Portfolio Investment(1)	12/31/2010	$9.44		$10.86	1,461,935
	12/31/2009	7.52		9.44	1,396,718
	12/31/2008	12.10		7.52	1,262,690
	12/31/2007	11.70		12.10	1,144,141
	12/31/2006	10.34		11.70	1,035,532
	12/31/2005	9.92		10.34	886,643
	12/31/2004	9.03		9.92	687,189
	12/31/2003	7.06		9.03	472,140
	12/31/2002	9.07		7.06	317,084
	12/31/2001	10.38		9.07	184,599

42

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Wilshire Large Co. Growth Portfolio Investment(1)	12/31/2010	$29.69		$34.93	520,019
	12/31/2009	22.48		29.69	510,776
	12/31/2008	39.13		22.48	490,423
	12/31/2007	34.06		39.13	455,744
	12/31/2006	32.86		34.06	420,405
	12/31/2005	30.67		32.86	360,477
	12/31/2004	29.11		30.67	284,345
	12/31/2003	23.31		29.11	204,673
	12/31/2002	30.17		23.31	142,169
	12/31/2001	36.63		30.17	84,544

Wilshire Large Co. Value Portfolio Investment(1)	12/31/2010	$21.60		$24.20	1,140,155
	12/31/2009	17.01		21.60	1,140,880
	12/31/2008	29.44		17.01	1,078,702
	12/31/2007	30.42		29.44	1,006,488
	12/31/2006	25.99		30.42	925,411
	12/31/2005	24.09		25.99	834,983
	12/31/2004	21.60		24.09	686,425
	12/31/2003	17.02		21.60	576,488
	12/31/2002	20.82		17.02	443,150
	12/31/2001	21.34		20.82	253,308

Wilshire Small Co. Growth Portfolio Investment(1)	12/31/2010	$18.81		$23.46	129,629
	12/31/2009	14.59		18.81	135,301
	12/31/2008	24.30		14.59	135,420
	12/31/2007	22.69		24.30	134,021
	12/31/2006	20.67		22.69	140,208
	12/31/2005	20.20		20.67	143,219
	12/31/2004	17.47		20.20	112,451
	12/31/2003	12.91		17.47	84,432
	12/31/2002	15.19		12.91	58,508
	12/31/2001	15.87		15.19	25,816

Wilshire Small Co. Value Portfolio Investment(1)	12/31/2010	$22.29		$27.23	158,060
	12/31/2009	18.36		22.29	154,325
	12/31/2008	27.65		18.36	142,449
	12/31/2007	29.00		27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596
	12/31/2004	19.44		23.32	129,769
	12/31/2003	14.43		19.44	114,100
	12/31/2002	15.88		14.43	111,169
	12/31/2001	13.72		15.88	77,121

Wilshire VIT 2015 ETF Fund	12/31/2010	$9.63		$10.61	1,714,327
	12/31/2009	8.09		9.63	1,565,378
	12/31/2008	10.83		8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

43

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Wilshire VIT 2025 ETF Fund	12/31/2010	$9.17		$10.14	1,822,095
	12/31/2009	7.70		9.17	1,408,546
	12/31/2008	10.86		7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund	12/31/2010	$8.57		$9.54	1,943,344
	12/31/2009	7.17		8.57	1,417,643
	12/31/2008	10.86		7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Wilshire VIT Balanced Fund	12/31/2010	$19.41		$21.27	7,536,507
	12/31/2009	16.63		19.41	8,157,801
	12/31/2008	22.96		16.63	8,892,355
	12/31/2007	22.55		22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,276
	12/31/2005	19.87		20.46	12,018,094
	12/31/2004	18.59		19.87	13,033,346
	12/31/2003	15.74		18.59	13,967,082
	12/31/2002	17.38		15.74	14,684,684
	12/31/2001	17.42		17.38	16,148,759

Wilshire VIT Equity Fund	12/31/2010	$18.89		$20.83	7,820,728
	12/31/2009	15.47		18.89	8,504,111
	12/31/2008	26.17		15.47	9,083,835
	12/31/2007	25.93		26.17	10,027,045
	12/31/2006	22.45		25.93	10,978,177
	12/31/2005	21.47		22.45	12,143,394
	12/31/2004	19.74		21.47	13,354,870
	12/31/2003	15.67		19.74	14,334,218
	12/31/2002	19.69		15.67	15,070,307
	12/31/2001	20.82		19.69	16,474,940

Wilshire VIT Income Fund	12/31/2010	$18.64		$20.10	1,209,739
	12/31/2009	16.66		18.64	1,223,429
	12/31/2008	18.00		16.66	1,334,895
	12/31/2007	17.49		18.00	1,230,297
	12/31/2006	17.03		17.49	1,245,617
	12/31/2005	16.91		17.03	1,260,463
	12/31/2004	16.32		16.91	1,201,525
	12/31/2003	15.39		16.32	1,128,161
	12/31/2002	14.27		15.39	1,105,681
	12/31/2001	13.27		14.27	896,686

Wilshire VIT International Equity Fund	12/31/2010	$11.99		$13.04	2,667,401
	12/31/2009	9.26		11.99	2,795,487
	12/31/2008	16.66		9.26	2,802,578
	12/31/2007	15.51		16.66	2,877,828
	12/31/2006	12.69		15.51	2,897,834
	12/31/2005	11.67		12.69	2,985,537
	12/31/2004	10.68		11.67	3,034,963
	12/31/2003	8.16		10.68	3,018,220
	12/31/2002	10.46		8.16	2,911,478
	12/31/2001	14.39		10.46	2,877,968

44

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Wilshire VIT Small Cap Growth Fund	12/31/2010	$10.13	$12.63	2,862,845
	12/31/2009	7.97	10.13	3,051,412
	12/31/2008	15.06	7.97	3,133,067
	12/31/2007	13.38	15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821
	12/31/2002	12.16	7.33	4,309,422
	12/31/2001	17.54	12.16	4,343,366

Wilshire VIT Socially Responsible Fund	12/31/2010	$13.97	$15.43	3,200,156
	12/31/2009	11.63	13.97	3,447,693
	12/31/2008	19.74	11.63	3,586,901
	12/31/2007	20.53	19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964
	12/31/2002	13.70	11.70	4,762,269
	12/31/2001	14.96	13.70	4,931,921

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	On or after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premium to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund®
Goldman Sachs VIT Structured Small Cap Equity Fund

45

October 1, 2011
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
HORACE MANN LIFE INSURANCE COMPANY
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Goal Planning Annuity flexible premium Variable annuity Contract (“GPA Contract”), dated October 1, 2011. Copies of the prospectus for the GPA Contract may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the GPA Contract sets forth information that a prospective investor should know before investing in a GPA Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the GPA Contract.
October 1, 2011

TOPIC	PAGE
General Information and History	2
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	3
GENERAL INFORMATION AND HISTORY
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
UNDERWRITER
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the Contract.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account as of December 31, 2010, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 26, 2011 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation—Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices. As discussed in Note 1 to the statutory financial statements, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 as of December 31, 2009.

FINANCIAL STATEMENTS
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

Report of Independent Registered Public Accounting Firm
The Contract Owners
Horace Mann Life Insurance Company Separate Account and
The Board of Directors and Stockholder
Horace Mann Life Insurance Company:
We have audited the accompanying statements of net assets for each of the sub-accounts, listed in Note 1, comprising the Horace Mann Life Insurance Company Separate Account (the Account) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlight presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts for the Horace Mann Life Insurance Company Separate Account as of December 31, 2010, and the results of its operations for the year then ended, the changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Chicago, Illinois
April 26, 2011

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2010

	ALLIANCE	ALLIANCE	ALLIANCE
	BERNSTEIN	BERNSTEIN	BERNSTEIN			CALVERT S&P	CREDIT SUISSE
	VPS LARGE CAP	VPS SMALL/MID	VPS SMALL		ARIEL	MID CAP	TRUST	DAVIS	DELAWARE
	GROWTH	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	400 INDEX	U.S. EQUITY FLEX 1	VALUE	VIP REIT
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	SERIES

ASSETS

Investments at market value	$30,928,551	$2,669,607	$1,636,473	$36,658,680	$50,950,145	$158,398	$2,691,756	$14,712,734	$3,110,898

TOTAL ASSETS	$30,928,551	$2,669,607	$1,636,473	$36,658,680	$50,950,145	$158,398	$2,691,756	$14,712,734	$3,110,898

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	30,928,551	2,669,607	1,636,473	36,658,680	50,950,145	158,398	2,691,756	14,712,734	3,110,898

Retired Contract Owners	-	-	-	-	-	-	-	-	-

TOTAL NET ASSETS	$30,928,551	$2,669,607	$1,636,473	$36,658,680	$50,950,145	$158,398	$2,691,756	$14,712,734	$3,110,898

Total units	1,223,902	123,379	108,316	620,948	876,777	2,305	164,445	1,177,276	310,061

INVESTMENTS

Cost of investments	$25,919,334	$2,071,142	$1,149,372	$33,922,631	$47,122,686	$144,518	$2,389,487	$14,403,993	$2,354,347

Unrealized appreciation (depreciation) on investments	$5,009,217	$598,465	$487,101	$2,736,049	$3,827,459	$13,880	$302,269	$308,741	$756,551

Number of shares in underlying mutual funds	1,142,117	158,246	102,665	754,759	1,201,938	2,296	188,895	1,229,134	324,728

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	5	-	-	6	2	-	7	17	-
M&E Rate .0029	-	-	-	-	-	-	-	-	-
M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0095	71,906	13,721	11,963	31,049	44,020	427	3,246	96,840	38,167
M&E Rate .0125	1,147,929	107,888	95,184	588,373	830,359	1,871	161,192	1,069,296	266,814
M&E Rate .0145	2,051	277	275	297	275	3	-	6,849	3,195
M&E Rate .0155	948	621	495	380	446	2	-	2,200	1,113
M&E Rate .0165	1,063	872	399	843	1,675	2	-	2,074	772
Retired Payout	-	-	-	-	-	-	-	-	-

Accumulation Unit Value (Net assets divided by units outstanding):

M&E Rate .0000	$29.27	$-	$-	$69.63	$68.37	$-	$18.91	$14.68	$-
M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0095	$25.88	$21.89	$15.31	$60.63	$59.66	$69.03	$16.82	$12.94	$10.10
M&E Rate .0125	$25.23	$21.61	$15.09	$58.97	$58.04	$68.65	$16.36	$12.46	$10.03
M&E Rate .0145	$25.39	$21.41	$14.92	$54.00	$55.23	$69.51	$-	$12.69	$9.97
M&E Rate .0155	$25.26	$21.31	$14.86	$53.78	$54.97	$68.80	$-	$12.63	$9.94
M&E Rate .0165	$25.17	$21.19	$14.80	$53.52	$54.66	$68.19	$-	$12.57	$9.91
Retired Payout	$-	$-	$-	$-	$-	$-	$-	$-	$-

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2010

	DELAWARE		DREYFUS SMALL	FIDELITY		FIDELITY	FIDELITY		FIDELITY
	VIP SMID	DREYFUS	CAP STOCK	VIP EMERGING	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT
	CAP GROWTH	MID CAP STOCK	INDEX	MARKETS	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND
	SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS

Investments at market value	$4,062,667	$903,735	$765,023	$1,236,768	$53,460,825	$20,987,464	$9,275,544	$65,952,616	$26,128,668

TOTAL ASSETS	$4,062,667	$903,735	$765,023	$1,236,768	$53,460,825	$20,987,464	$9,275,544	$65,952,616	$26,128,668

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	4,062,667	903,735	765,023	1,236,768	53,460,825	20,987,464	9,275,544	65,952,616	26,128,668

Retired Contract Owners	-	-	-	-	-	-	-	-	-

TOTAL NET ASSETS	$4,062,667	$903,735	$765,023	$1,236,768	$53,460,825	$20,987,464	$9,275,544	$65,952,616	$26,128,668

Total units	178,517	44,593	48,393	123,886	1,491,040	1,379,515	723,405	450,535	1,365,376

INVESTMENTS

Cost of investments	$3,313,222	$892,228	$666,527	$1,136,497	$44,894,357	$21,757,546	$9,347,201	$63,065,510	$25,515,003

Unrealized appreciation (depreciation) on investments	$749,445	$11,507	$98,496	$100,271	$8,566,468	$(770,082)	$(71,657)	$2,887,106	$613,665

Number of shares in underlying mutual funds	187,652	68,673	62,707	124,298	1,455,905	1,688,451	1,701,934	502,267	2,073,705

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	-	-	-	-	4	3,173	20	331	17
M&E Rate .0029	-	-	-	-	-	-	-	-	-
M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0095	20,366	2,044	7,528	13,465	89,187	82,684	64,957	30,258	149,626
M&E Rate .0125	155,633	42,549	39,366	107,257	1,395,043	1,283,978	638,832	418,636	1,205,363
M&E Rate .0145	700	-	434	261	2,529	5,319	4,757	623	5,590
M&E Rate .0155	459	-	375	2,702	2,465	2,122	6,589	335	2,130
M&E Rate .0165	1,359	-	690	201	1,812	2,239	8,250	352	2,650
Retired Payout	-	-	-	-	-	-	-	-	-

Accumulation Unit Value (Net assets divided by units outstanding):

M&E Rate .0000	$-	$-	$-	$-	$42.57	$17.24	$14.77	$166.18	$21.71
M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0095	$23.14	$20.64	$15.89	$9.98	$36.79	$15.65	$13.37	$146.26	$19.64
M&E Rate .0125	$22.71	$20.25	$15.80	$9.98	$35.80	$15.19	$12.92	$146.39	$19.11
M&E Rate .0145	$22.96	$-	$15.62	$9.94	$35.09	$14.03	$7.90	$143.54	$14.66
M&E Rate .0155	$22.93	$-	$15.61	$9.95	$34.88	$13.96	$7.86	$143.79	$14.59
M&E Rate .0165	$22.77	$-	$15.58	$9.94	$34.74	$13.90	$7.82	$141.85	$14.53
Retired Payout	$-	$-	$-	$-	$-	$-	$-	$-	$-

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2010

						LAZARD	LORD ABBETT
			GOLDMAN SACHS	GOLDMAN SACHS	J.P. MORGAN	RETIREMENT	SERIES FUND	NEUBERGER	PUTNAM
	FIDELITY	FIDELITY	VIT MID CAP	VIT STRUCTURED	INSURANCE TRUST	US SMALL-MID	GROWTH	BERMAN	VT MULTI-CAP
	VIP MID CAP	VIP OVERSEAS	VALUE	SMALL CAP EQUITY	US EQUITY	CAP EQUITY	OPPORTUNITIES	GENESIS	GROWTH
	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND

ASSETS

Investments at market value	$59,931,013	$43,000,767	$51,393	$2,227,612	$19,129,256	$244,299	$1,886,560	$41,860,164	$6,537,790

TOTAL ASSETS	$59,931,013	$43,000,767	$51,393	$2,227,612	$19,129,256	$244,299	$1,886,560	$41,860,164	$6,537,790

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	59,931,013	42,870,869	51,393	2,227,612	19,129,256	244,299	1,886,560	41,860,164	6,537,790

Retired Contract Owners	-	129,898	-	-	-	-	-	-	-

TOTAL NET ASSETS	$59,931,013	$43,000,767	$51,393	$2,227,612	$19,129,256	$244,299	$1,886,560	$41,860,164	$6,537,790

Total units	1,343,890	1,836,955	3,648	146,495	1,233,452	20,526	101,340	1,052,499	322,180

INVESTMENTS

Cost of investments	$52,380,189	$46,383,786	$45,866	$2,161,507	$12,937,344	$244,559	$1,515,711	$37,720,112	$5,773,136

Unrealized appreciation (depreciation) on investments	$7,550,824	$(3,383,019)	$5,527	$66,105	$6,191,912	$(260)	$370,849	$4,140,052	$764,654

Number of shares in underlying mutual funds	1,865,267	2,587,291	3,640	195,062	1,219,201	22,129	107,313	1,516,123	321,267

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	10	9	-	-	13	-	-	12	7
M&E Rate .0029	-	-	-	-	-	-	-	-	-
M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0095	84,026	153,363	695	9,071	55,017	2,710	10,107	76,089	17,444
M&E Rate .0125	1,253,330	1,660,609	2,913	135,965	1,178,422	17,465	91,233	971,187	304,049
M&E Rate .0145	4,080	6,683	20	494	-	14	-	3,070	599
M&E Rate .0155	957	3,286	10	379	-	314	-	1,239	53
M&E Rate .0165	1,487	5,189	10	586	-	23	-	902	28
Retired Payout	-	7,816	-	-	-	-	-	-	-

Accumulation Unit Value (Net assets divided by units outstanding):

M&E Rate .0000	$50.52	$27.70	$-	$-	$15.82	$-	$-	$45.60	$20.35
M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0095	$45.87	$24.13	$14.12	$15.50	$15.58	$11.92	$18.94	$40.64	$20.31
M&E Rate .0125	$44.53	$23.40	$14.08	$15.21	$15.51	$11.90	$18.58	$39.73	$20.29
M&E Rate .0145	$40.11	$20.76	$14.08	$13.39	$-	$11.81	$-	$35.24	$20.28
M&E Rate .0155	$39.91	$20.67	$13.96	$13.32	$-	$11.82	$-	$35.13	$20.28
M&E Rate .0165	$39.77	$20.55	$13.96	$13.27	$-	$11.83	$-	$34.93	$20.27
Retired Payout	$-	$16.62	$-	$-	$-	$-	$-	$-	$-

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2010

	RAINIER	ROYCE CAPITAL	TEMPLETON	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	WELLS FARGO	WELLS FARGO
	SMALL/MID CAP	FUND	GLOBAL BOND	EQUITY	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT	ADVANTAGE VT
	EQUITY	SMALL CAP	SECURITIES	INCOME	STOCK FUND	VALUE FUND	RESERVE	DISCOVERY	OPPORTUNITY
	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND	FUND

ASSETS

Investments at market value	$23,514,637	$11,202,589	$643,166	$8,529,333	$15,319,405	$16,536,485	$5,850,718	$14,632,161	$8,411,675

TOTAL ASSETS	$23,514,637	$11,202,589	$643,166	$8,529,333	$15,319,405	$16,536,485	$5,850,718	$14,632,161	$8,411,675

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	23,514,637	11,202,589	643,166	8,529,333	15,319,405	16,536,485	5,850,718	14,533,081	8,411,675

Retired Contract Owners	-	-	-	-	-	-	-	99,080	-

TOTAL NET ASSETS	$23,514,637	$11,202,589	$643,166	$8,529,333	$15,319,405	$16,536,485	$5,850,718	$14,632,161	$8,411,675

Total units	532,120	876,606	32,214	372,096	315,011	307,417	5,530,434	735,383	213,391

INVESTMENTS

Cost of investments	$22,484,949	$9,657,056	$622,518	$7,631,858	$12,654,959	$14,219,439	$5,850,718	$9,947,199	$8,491,706

Unrealized appreciation (depreciation) on investments	$1,029,688	$1,545,533	$20,648	$897,475	$2,664,446	$2,317,046	$-	$4,684,962	$(80,031)

Number of shares in underlying mutual funds	719,982	1,072,018	32,516	429,041	447,936	460,371	5,850,718	687,602	456,660

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	7	-	-	-	7	10	-	3,313	7
M&E Rate .0029	-	-	-	-	-	-	-	-	-
M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0095	41,618	89,635	3,293	54,366	9,455	7,477	672,661	36,921	3,303
M&E Rate .0125	487,323	781,254	28,377	311,484	305,549	299,930	4,783,922	686,581	210,081
M&E Rate .0145	1,165	2,343	10	3,152	-	-	30,654	1,506	-
M&E Rate .0155	886	2,437	526	1,886	-	-	24,972	1,126	-
M&E Rate .0165	1,121	937	8	1,208	-	-	18,225	1,280	-
Retired Payout	-	-	-	-	-	-	-	4,656	-

Accumulation Unit Value (Net assets divided by units outstanding):

M&E Rate .0000	$50.84	$-	$-	$-	$56.00	$61.90	$-	$21.28	$45.70
M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0095	$45.46	$13.00	$20.03	$23.18	$49.94	$55.30	$1.07	$20.20	$40.44
M&E Rate .0125	$44.14	$12.76	$19.96	$22.88	$48.59	$53.75	$1.06	$19.87	$39.40
M&E Rate .0145	$35.81	$12.14	$19.92	$22.67	$-	$-	$1.05	$19.91	$-
M&E Rate .0155	$35.68	$12.08	$19.86	$22.60	$-	$-	$1.04	$19.82	$-
M&E Rate .0165	$35.49	$12.03	$19.88	$22.48	$-	$-	$1.04	$19.75	$-
Retired Payout	$-	$-	$-	$-	$-	$-	$-	$21.28	$-

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2010

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	5000 INDEX	5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2015	VIT 2025
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	ETF	ETF
	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND

ASSETS

Investments at market value	$16,423,058	$17,509,520	$18,341,714	$19,964,807	$29,912,303	$3,283,519	$4,718,894	$22,520,046	$21,284,495

TOTAL ASSETS	$16,423,058	$17,509,520	$18,341,714	$19,964,807	$29,912,303	$3,283,519	$4,718,894	$22,520,046	$21,284,495

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	16,423,058	17,509,520	18,341,714	19,964,807	29,912,303	3,283,519	4,639,685	22,520,046	21,284,495

Retired Contract Owners	-	-	-	-	-	-	79,209	-	-

TOTAL NET ASSETS	$16,423,058	$17,509,520	$18,341,714	$19,964,807	$29,912,303	$3,283,519	$4,718,894	$22,520,046	$21,284,495

Total units	1,464,756	1,606,297	503,690	570,134	1,234,579	139,396	175,569	2,120,538	2,096,910

INVESTMENTS

Cost of investments	$14,070,305	$15,851,323	$17,120,025	$19,093,416	$37,713,248	$3,262,837	$4,687,851	$19,873,771	$19,824,401

Unrealized appreciation (depreciation) on investments	$2,352,753	$1,658,197	$1,221,689	$871,391	$(7,800,945)	$20,682	$31,043	$2,646,275	$1,460,094

Number of shares in underlying mutual funds	1,487,590	1,584,571	556,147	624,095	2,074,362	205,863	288,794	2,171,653	2,149,949

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	7	6,821	1	4	10	11	16	-	-
M&E Rate .0029	-	-	-	-	-	-	-	-	-
M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0095	5,472	130,621	1,357	47,741	87,824	9,756	10,743	292,184	228,119
M&E Rate .0125	1,459,277	1,461,935	502,332	520,019	1,140,155	129,629	158,060	1,714,327	1,822,095
M&E Rate .0145	-	1,753	-	1,558	2,729	-	452	39,572	22,763
M&E Rate .0155	-	3,098	-	459	2,137	-	61	17,639	9,941
M&E Rate .0165	-	2,069	-	353	1,724	-	1,389	56,816	13,992
Retired Payout	-	-	-	-	-	-	4,848	-	-

Accumulation Unit Value (Net assets divided by units outstanding):

M&E Rate .0000	$13.06	$12.72	$41.13	$40.42	$28.45	$27.55	$31.40	$-	$-
M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0095	$11.56	$11.26	$37.54	$35.95	$24.92	$24.85	$27.86	$10.75	$10.27
M&E Rate .0125	$11.21	$10.86	$36.41	$34.93	$24.20	$23.46	$27.23	$10.61	$10.14
M&E Rate .0145	$-	$11.04	$-	$36.39	$19.59	$-	$19.24	$10.49	$10.03
M&E Rate .0155	$-	$10.99	$-	$36.26	$19.49	$-	$19.18	$10.46	$10.00
M&E Rate .0165	$-	$10.94	$-	$36.14	$19.40	$-	$19.06	$10.41	$9.95
Retired Payout	$-	$-	$-	$-	$-		$16.34	$-	$-

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2010

	WILSHIRE
	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	WILSHIRE
	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	FUND	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	RESPONSIBLE FUND

ASSETS

Investments at market value	$20,115,067	$163,240,185	$171,072,399	$26,403,562	$35,957,470	$36,583,498	$50,468,759

TOTAL ASSETS	$20,115,067	$163,240,185	$171,072,399	$26,403,562	$35,957,470	$36,583,498	$50,468,759

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	20,115,067	162,309,334	170,015,964	26,214,436	35,957,470	36,583,498	50,468,759

Retired Contract Owners	-	930,851	1,056,435	189,126	-	-	-

TOTAL NET ASSETS	$20,115,067	$163,240,185	$171,072,399	$26,403,562	$35,957,470	$36,583,498	$50,468,759

Total units	2,107,918	7,686,412	8,191,226	1,319,391	2,754,620	2,894,534	3,270,077

INVESTMENTS

Cost of investments	$17,611,747	$170,745,522	$208,014,296	$26,634,791	$34,111,889	$34,696,136	$60,728,549

Unrealized appreciation (depreciation) on investments	$2,503,320	$(7,505,337)	$(36,941,897)	$(231,229)	$1,845,581	$1,887,362	$(10,259,790)

Number of shares in underlying mutual funds	2,101,888	10,208,933	9,353,325	2,224,390	2,837,988	2,594,560	4,559,039

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	-	6,809	7,533	16	184	142	2,223
M&E Rate .0029	-	-	204,728	-	-	-	-
M&E Rate .0039	-	-	49,659	-	-	-	-
M&E Rate .0095	102,298	77,853	49,100	87,216	78,842	29,824	61,309
M&E Rate .0125	1,943,344	7,536,506	7,820,728	1,209,739	2,667,401	2,862,845	3,200,156
M&E Rate .0145	39,751	4,037	873	4,421	5,438	571	2,253
M&E Rate .0155	6,006	1,165	534	1,422	780	313	712
M&E Rate .0165	16,519	1,827	311	644	1,975	839	3,424
Retired Payout	-	58,215	57,760	15,933	-	-	-

Accumulation Unit Value (Net assets divided by units outstanding):

M&E Rate .0000	$-	$24.15	$23.66	$22.98	$14.81	$14.36	$17.51
M&E Rate .0029	$-	$-	$22.97	$-	$-	$-	$-
M&E Rate .0039	$-	$-	$22.74	$-	$-	$-	$-
M&E Rate .0095	$9.66	$21.93	$21.48	$20.72	$13.45	$13.03	$15.90
M&E Rate .0125	$9.54	$21.27	$20.83	$20.10	$13.04	$12.63	$15.43
M&E Rate .0145	$9.45	$19.32	$20.65	$14.53	$13.38	$13.20	$14.52
M&E Rate .0155	$9.40	$19.25	$20.53	$14.38	$13.37	$13.14	$14.34
M&E Rate .0165	$9.37	$19.15	$20.44	$14.40	$13.26	$13.58	$14.28
Retired Payout	$-	$15.99	$18.29	$11.87	$-	$-	$-

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

		ALLIANCE	ALLIANCE				CREDIT
	ALLIANCE	BERNSTEIN	BERNSTEIN			CALVERT S&P	SUISSE TRUST
	BERNSTEIN	VPS SMALL/MID	VPS SMALL		ARIEL	MID CAP	U.S. EQUITY	DAVIS	DELAWARE
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	400 INDEX	FLEX 1	VALUE	VIP REIT
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	SERIES

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$74,592	$5,950	$-	$3,023	$15,758	$596	$3,790	$184,900	$51,134

INVESTMENT INCOME	74,592	5,950	-	3,023	15,758	596	3,790	184,900	51,134

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	-	-	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(2,994)	(76,190)	(22,919)	415,781	374,862	235	19,610	24,474	34,516

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,695,766	595,913	421,801	7,248,643	8,132,910	13,880	321,630	1,453,453	430,196

NET GAIN (LOSS) ON INVESTMENTS	2,692,772	519,723	398,882	7,664,424	8,507,772	14,115	341,240	1,477,927	464,712

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(329,261)	(25,545)	(14,164)	(380,764)	(551,178)	(353)	(29,719)	(152,526)	(25,815)

TOTAL EXPENSES	(329,261)	(25,545)	(14,164)	(380,764)	(551,178)	(353)	(29,719)	(152,526)	(25,815)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$2,438,103	$500,128	$384,718	$7,286,683	$7,972,352	$14,358	$315,311	$1,510,301	$490,031

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

	DELAWARE			DREYFUS SMALL	FIDELITY		FIDELITY	FIDELITY
	VIP SMID	DELAWARE	DREYFUS	CAP STOCK	VIP EMERGING	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY
	CAP GROWTH	VIP TREND	MID CAP STOCK	INDEX	MARKETS	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500
	SERIES	SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$-	$7,287	$2,456	$8,178	$14,481	$90,738	$687,738	$1,050,772

INVESTMENT INCOME	-	-	7,287	2,456	8,178	14,481	90,738	687,738	1,050,772

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	59,300	-	-	3,809	159,409	-	-	1,092,717

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(5,471)	161,858	(73,482)	52,101	9,362	(3,386)	(206,621)	(162,696)	(170,695)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	818,517	32,159	262,032	61,050	100,271	10,125,648	2,785,638	565,441	6,475,059

NET GAIN (LOSS) ON INVESTMENTS	813,046	253,317	188,550	113,151	113,442	10,281,671	2,579,017	402,745	7,397,081

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(26,034)	(11,847)	(9,395)	(5,455)	(3,735)	(540,081)	(220,648)	(99,011)	(694,903)

TOTAL EXPENSES	(26,034)	(11,847)	(9,395)	(5,455)	(3,735)	(540,081)	(220,648)	(99,011)	(694,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$787,012	$241,470	$186,442	$110,152	$117,885	$9,756,071	$2,449,107	$991,472	$7,752,950

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

							LAZARD	LORD ABBETT
	FIDELITY			GOLDMAN	GOLDMAN SACHS	J.P. MORGAN	RETIREMENT	SERIES FUND	NEUBERGER
	VIP INVESTMENT	FIDELITY	FIDELITY	SACHS	VIT STRUCTURED	INSURANCE TRUST	US SMALL-MID	GROWTH	BERMAN
	GRADE BOND	VIP MID CAP	VIP OVERSEAS	VIT MID CAP	SMALL CAP EQUITY	US EQUITY	CAP EQUITY	OPPORTUNITIES	GENESIS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	VALUE FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$866,472	$64,936	$460,387	$207	$11,061	$157,444	$614	$-	$-

INVESTMENT INCOME	866,472	64,936	460,387	207	11,061	157,444	614	-	-

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	287,533	170,762	76,307	-	-	-	17,431	10,345	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	71,655	1,244,155	(261,300)	723	(101,158)	319,050	771	17,551	567,269

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	608,080	12,019,099	4,677,110	5,527	613,923	1,819,314	(260)	329,220	6,733,646

NET GAIN (LOSS) ON INVESTMENTS	967,268	13,434,016	4,492,117	6,250	512,765	2,138,364	17,942	357,116	7,300,915

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(296,683)	(617,273)	(437,760)	(172)	(22,460)	(207,948)	(435)	(19,197)	(433,360)

TOTAL EXPENSES	(296,683)	(617,273)	(437,760)	(172)	(22,460)	(207,948)	(435)	(19,197)	(433,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$1,537,057	$12,881,679	$4,514,744	$6,285	$501,366	$2,087,860	$18,121	$337,919	$6,867,555

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

	PUTNAM		RAINIER	ROYCE CAPITAL	TEMPLETON	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE
	VT MULTI-CAP	PUTNAM	SMALL/MID CAP	FUND	GLOBAL BOND	EQUITY	SMALL-CAP	SMALL-CAP	PRIME
	GROWTH	VT VISTA	EQUITY	SMALL CAP	SECURITIES	INCOME	STOCK FUND	VALUE FUND	RESERVE
	FUND	FUND	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$921	$-	$12,075	$167	$118,855	$-	$85,943	$7,008

INVESTMENT INCOME	-	921	-	12,075	167	118,855	-	85,943	7,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	-	-	-	30	-	512,549	235,213	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	14,581	775,672	504,393	(45,057)	4,195	(293,574)	258,543	469,752	-

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	764,654	44,860	4,235,468	1,928,797	20,648	1,223,200	3,071,880	2,597,461	-

NET GAIN (LOSS) ON INVESTMENTS	779,235	820,532	4,739,861	1,883,740	24,873	929,626	3,842,972	3,302,426	-

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(18,050)	(48,734)	(240,220)	(113,465)	(2,135)	(80,834)	(158,784)	(177,075)	(67,458)

TOTAL EXPENSES	(18,050)	(48,734)	(240,220)	(113,465)	(2,135)	(80,834)	(158,784)	(177,075)	(67,458)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$761,185	$772,719	$4,499,641	$1,782,350	$22,905	$967,647	$3,684,188	$3,211,294	$(60,450)

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

					WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	WELLS FARGO	WELLS FARGO	WILSHIRE	WILSHIRE	LARGE	LARGE	LARGE	SMALL	SMALL
	ADVANTAGE	ADVANTAGE VT	5000 INDEX	5000 INDEX	CO. GROWTH	CO. GROWTH	CO. VALUE	CO. GROWTH	CO. VALUE
	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$57,193	$241,318	$219,431	$70,209	$9,156	$150,811	$-	$35,673

INVESTMENT INCOME	-	57,193	241,318	219,431	70,209	9,156	150,811	-	35,673

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	-	-	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	363,414	80,398	143,027	154,602	(344,547)	17,006	(618,751)	(54,017)	(217,443)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,497,950	1,517,188	2,038,389	2,079,441	3,327,183	3,166,152	3,995,712	750,326	1,069,535

NET GAIN (LOSS) ON INVESTMENTS	3,861,364	1,597,586	2,181,416	2,234,043	2,982,636	3,183,158	3,376,961	696,309	852,092

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(143,884)	(90,181)	(187,294)	(180,913)	(202,571)	(204,162)	(321,351)	(33,608)	(48,230)

TOTAL EXPENSES	(143,884)	(90,181)	(187,294)	(180,913)	(202,571)	(204,162)	(321,351)	(33,608)	(48,230)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$3,717,480	$1,564,598	$2,235,440	$2,272,561	$2,850,274	$2,988,152	$3,206,421	$662,701	$839,535

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

	WILSHIRE	WILSHIRE	WILSHIRE
	VIT 2015	VIT 2025	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	WILSHIRE
	ETF	ETF	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	FUND	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	RESPONSIBLE FUND

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$149,576	$124,812	$105,439	$3,265,843	$1,323,907	$922,163	$480,729	$-	$530,081

INVESTMENT INCOME	149,576	124,812	105,439	3,265,843	1,323,907	922,163	480,729	-	530,081

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	-	-	-	-	495,376	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(354,058)	(218,029)	(122,240)	(3,303,851)	(6,857,071)	(76,494)	114,394	(1,307,582)	(1,564,165)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,493,089	2,217,849	2,146,352	16,603,006	23,403,197	908,244	2,698,296	9,021,538	6,411,890

NET GAIN (LOSS) ON INVESTMENTS	2,139,031	1,999,820	2,024,112	13,299,155	16,546,126	1,327,126	2,812,690	7,713,956	4,847,725

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(237,923)	(202,380)	(190,458)	(1,897,364)	(1,882,800)	(304,161)	(401,044)	(380,407)	(571,311)

TOTAL EXPENSES	(237,923)	(202,380)	(190,458)	(1,897,364)	(1,882,800)	(304,161)	(401,044)	(380,407)	(571,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$2,050,684	$1,922,252	$1,939,093	$14,667,634	$15,987,233	$1,945,128	$2,892,375	$7,333,549	$4,806,495

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

	ALLIANCE	ALLIANCE	ALLIANCE
	BERNSTEIN	BERNSTEIN	BERNSTEIN			CALVERT S&P
	VPS LARGE CAP	VPS SMALL/MID	VPS SMALL		ARIEL	MID CAP	CREDIT SUISSE TRUST	DAVIS	DELAWARE
	GROWTH	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	400 INDEX	U.S. EQUITY FLEX 1	VALUE	VIP REIT
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	SERIES

OPERATIONS

INVESTMENT INCOME	$74,592	$5,950	$-	$3,023	$15,758	$596	$3,790	$184,900	$51,134

CAPITAL GAIN DISTRIBUTION	-	-	-	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(2,994)	(76,190)	(22,919)	415,781	374,862	235	19,610	24,474	34,516

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,695,766	595,913	421,801	7,248,643	8,132,910	13,880	321,630	1,453,453	430,196

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(329,261)	(25,545)	(14,164)	(380,764)	(551,178)	(353)	(29,719)	(152,526)	(25,815)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,438,103	500,128	384,718	7,286,683	7,972,352	14,358	315,311	1,510,301	490,031

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,777,036	306,783	203,717	2,670,660	2,848,277	63,150	142,951	1,490,422	817,706

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(293)	(11)	(27)	(305)	(436)	-	(20)	(102)	(58)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,776,743	306,772	203,690	2,670,355	2,847,841	63,150	142,931	1,490,320	817,648

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(1,041,585)	81,174	32,907	(1,285,718)	(2,220,873)	12,371	(90,853)	(583,618)	133,562

TRANSFERS FROM (TO) OTHER DIVISIONS	150,845	(18,206)	48,883	(356,191)	(1,251,423)	68,922	(27,909)	419,487	231,527

PAYMENTS TO CONTRACT OWNERS	(1,466,115)	(97,619)	(49,807)	(1,910,372)	(2,830,910)	(403)	(164,524)	(612,127)	(105,918)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(26,764)	(2,710)	(1,100)	(28,580)	(49,965)	-	(508)	(12,173)	(3,259)

SURRENDER CHARGES (NOTE 3)	(15,423)	(1,778)	(613)	(19,116)	(24,418)	-	(1,150)	(9,235)	(1,420)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	377,701	267,633	233,960	(929,622)	(3,529,748)	144,040	(142,013)	692,654	1,072,140

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,815,804	767,761	618,678	6,357,061	4,442,604	158,398	173,298	2,202,955	1,562,171

NET ASSETS:

BEGINNING OF PERIOD	28,112,747	1,901,846	1,017,795	30,301,619	46,507,541	-	2,518,458	12,509,779	1,548,727

END OF PERIOD	$30,928,551	$2,669,607	$1,636,473	$36,658,680	$50,950,145	$158,398	$2,691,756	$14,712,734	$3,110,898

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

	DELAWARE			DREYFUS SMALL	FIDELITY		FIDELITY	FIDELITY
	VIP SMID	DELAWARE	DREYFUS	CAP STOCK	VIP EMERGING	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY
	CAP GROWTH	VIP TREND	MID CAP STOCK	INDEX	MARKETS	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500
	SERIES	SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS

INVESTMENT INCOME	$-	$-	$7,287	$2,456	$8,178	$14,481	$90,738	$687,738	$1,050,772

CAPITAL GAIN DISTRIBUTION	-	59,300	-	-	3,809	159,409	-	-	1,092,717

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(5,471)	161,858	(73,482)	52,101	9,362	(3,386)	(206,621)	(162,696)	(170,695)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	818,517	32,159	262,032	61,050	100,271	10,125,648	2,785,638	565,441	6,475,059

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(26,034)	(11,847)	(9,395)	(5,455)	(3,735)	(540,081)	(220,648)	(99,011)	(694,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	787,012	241,470	186,442	110,152	117,885	9,756,071	2,449,107	991,472	7,752,950

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	272,759	138,118	96,132	179,243	385,732	4,867,902	1,854,904	1,117,511	5,434,513

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(18)	(5)	(1)	(9)	(3)	(421)	(199)	(62)	(425)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	272,741	138,113	96,131	179,234	385,729	4,867,481	1,854,705	1,117,449	5,434,088

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(54,010)	(86,932)	(36,395)	55,864	134,454	(1,806,049)	(828,413)	119,822	(1,658,015)

TRANSFERS FROM (TO) OTHER DIVISIONS	1,474,013	(1,430,583)	(31,109)	58,514	601,822	22,351	73,574	330,693	531,245

PAYMENTS TO CONTRACT OWNERS	(118,788)	(50,184)	(59,912)	(12,746)	(2,911)	(2,431,774)	(967,438)	(799,170)	(2,984,242)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(2,608)	(1,284)	(571)	(300)	(200)	(70,460)	(23,133)	(14,696)	(73,474)

SURRENDER CHARGES (NOTE 3)	(3,239)	(1,778)	(1,074)	(922)	(11)	(23,844)	(12,698)	(9,627)	(30,585)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	1,568,109	(1,432,648)	(32,930)	279,644	1,118,883	557,705	96,597	744,471	1,219,017

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,355,121	(1,191,178)	153,512	389,796	1,236,768	10,313,776	2,545,704	1,735,943	8,971,967

NET ASSETS:

BEGINNING OF PERIOD	1,707,546	1,191,178	750,223	375,227	-	43,147,049	18,441,760	7,539,601	56,980,649

END OF PERIOD	$4,062,667	$-	$903,735	$765,023	$1,236,768	$53,460,825	$20,987,464	$9,275,544	$65,952,616

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

								LORD ABBETT
	FIDELITY			GOLDMAN SACHS	GOLDMAN SACHS	J.P. MORGAN	LAZARD RETIREMENT	SERIES FUND	NEUBERGER
	VIP INVESTMENT	FIDELITY	FIDELITY	VIT MID CAP	VIT STRUCTURED	INSURANCE TRUST	US SMALL-MID	GROWTH	BERMAN
	GRADE BOND	VIP MID CAP	VIP OVERSEAS	VALUE	SMALL CAP EQUITY	US EQUITY	CAP EQUITY	OPPORTUNITIES	GENESIS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND

OPERATIONS

INVESTMENT INCOME	$866,472	$64,936	$460,387	$207	$11,061	$157,444	$614	$-	$-

CAPITAL GAIN DISTRIBUTION	287,533	170,762	76,307	-	-	-	17,431	10,345	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	71,655	1,244,155	(261,300)	723	(101,158)	319,050	771	17,551	567,269

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	608,080	12,019,099	4,677,110	5,527	613,923	1,819,314	(260)	329,220	6,733,646

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(296,683)	(617,273)	(437,760)	(172)	(22,460)	(207,948)	(435)	(19,197)	(433,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,537,057	12,881,679	4,514,744	6,285	501,366	2,087,860	18,121	337,919	6,867,555

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,468,806	4,197,502	4,701,760	22,499	201,154	1,166,563	91,586	115,541	3,565,652

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(192)	(552)	(505)	(1)	(12)	(184)	-	(14)	(298)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,468,614	4,196,950	4,701,255	22,498	201,142	1,166,379	91,586	115,527	3,565,354

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	152,953	(1,820,933)	(967,945)	8,933	(114,203)	(622,657)	15,366	(45,169)	(1,345,321)

TRANSFERS FROM (TO) OTHER DIVISIONS	720,073	86,126	(112,719)	13,677	(64,111)	(37,298)	119,226	(37,160)	(172,516)

PAYMENTS TO CONTRACT OWNERS	(2,719,288)	(2,930,946)	(1,790,831)	-	(46,121)	(964,508)	-	(91,334)	(2,468,771)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(29,484)	(56,798)	(37,769)	-	(1,431)	(26,316)	-	(725)	(16,992)

SURRENDER CHARGES (NOTE 3)	(18,419)	(24,663)	(32,886)	-	(1,607)	(6,780)	-	(2,012)	(19,646)

MORTALITY GUARANTEE ADJUSTMENT	-	-	(4,287)	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	574,449	(550,264)	1,754,818	45,108	(26,331)	(491,180)	226,178	(60,873)	(457,892)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,111,506	12,331,415	6,269,562	51,393	475,035	1,596,680	244,299	277,046	6,409,663

NET ASSETS:

BEGINNING OF PERIOD	24,017,162	47,599,598	36,731,205	-	1,752,577	17,532,576	-	1,609,514	35,450,501

END OF PERIOD	$26,128,668	$59,931,013	$43,000,767	$51,393	$2,227,612	$19,129,256	$244,299	$1,886,560	$41,860,164

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

	PUTNAM		RAINIER	ROYCE CAPITAL	TEMPLETON	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE
	VT MULTI-CAP	PUTNAM	SMALL/MID CAP	FUND	GLOBAL BOND	EQUITY	SMALL-CAP	SMALL-CAP	PRIME
	GROWTH	VT VISTA	EQUITY	SMALL CAP	SECURITIES	INCOME	STOCK FUND	VALUE FUND	RESERVE
	FUND	FUND	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO

OPERATIONS

INVESTMENT INCOME	$-	$921	$-	$12,075	$167	$118,855	$-	$85,943	$7,008

CAPITAL GAIN DISTRIBUTION	-	-	-	-	30	-	512,549	235,213	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	14,581	775,672	504,393	(45,057)	4,195	(293,574)	258,543	469,752	-

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	764,654	44,860	4,235,468	1,928,797	20,648	1,223,200	3,071,880	2,597,461	-

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(18,050)	(48,734)	(240,220)	(113,465)	(2,135)	(80,834)	(158,784)	(177,075)	(67,458)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	761,185	772,719	4,499,641	1,782,350	22,905	967,647	3,684,188	3,211,294	(60,450)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	110,966	308,847	1,935,680	1,250,603	181,710	1,239,398	628,108	649,486	638,111

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(7)	(27)	(167)	(110)	(2)	(54)	(82)	(121)	(80)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	110,959	308,820	1,935,513	1,250,493	181,708	1,239,344	628,026	649,365	638,031

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(81,286)	(245,574)	(1,121,710)	(407,582)	86,563	42,267	(609,234)	(552,712)	2,684,606

TRANSFERS FROM (TO) OTHER DIVISIONS	5,861,686	(5,969,449)	(395,585)	258,486	393,296	414,145	(218,215)	(258,539)	1,073,806

PAYMENTS TO CONTRACT OWNERS	(111,151)	(230,170)	(1,078,467)	(640,617)	(41,246)	(267,886)	(816,785)	(1,020,153)	(3,867,403)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(2,275)	(1,659)	(8,684)	(5,267)	-	(11,881)	(9,530)	(8,014)	(4,730)

SURRENDER CHARGES (NOTE 3)	(1,328)	(1,819)	(12,618)	(8,430)	(60)	(7,817)	(1,859)	(1,582)	(18,753)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	5,776,605	(6,139,851)	(681,551)	447,083	620,261	1,408,172	(1,027,597)	(1,191,635)	505,557

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,537,790	(5,367,132)	3,818,090	2,229,433	643,166	2,375,819	2,656,591	2,019,659	445,107

NET ASSETS:

BEGINNING OF PERIOD	-	5,367,132	19,696,547	8,973,156	-	6,153,514	12,662,814	14,516,826	5,405,611

END OF PERIOD	$6,537,790	$-	$23,514,637	$11,202,589	$643,166	$8,529,333	$15,319,405	$16,536,485	$5,850,718

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

	WELLS FARGO	WELLS FARGO	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	ADVANTAGE VT	ADVANTAGE VT	5000 INDEX	5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE
	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT

OPERATIONS

INVESTMENT INCOME	$-	$57,193	$241,318	$219,431	$70,209	$9,156	$150,811	$-	$35,673

CAPITAL GAIN DISTRIBUTION	-	-	-	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	363,414	80,398	143,027	154,602	(344,547)	17,006	(618,751)	(54,017)	(217,443)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,497,950	1,517,188	2,038,389	2,079,441	3,327,183	3,166,152	3,995,712	750,326	1,069,535

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(143,884)	(90,181)	(187,294)	(180,913)	(202,571)	(204,162)	(321,351)	(33,608)	(48,230)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,717,480	1,564,598	2,235,440	2,272,561	2,850,274	2,988,152	3,206,421	662,701	839,535

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	1,020,467	325,541	698,041	1,719,383	839,511	1,648,674	2,619,548	182,165	436,232

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(83)	(48)	(114)	(204)	(210)	(230)	(326)	(22)	(121)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	1,020,384	325,493	697,927	1,719,179	839,301	1,648,444	2,619,222	182,143	436,111

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(568,002)	(308,182)	(1,253,042)	(535,969)	(1,132,061)	(547,438)	(1,115,268)	(104,230)	(76,236)

TRANSFERS FROM (TO) OTHER DIVISIONS	76,840	(100,986)	92,071	3,972	(201,433)	(77,847)	55,289	(58,771)	33,589

PAYMENTS TO CONTRACT OWNERS	(741,485)	(398,942)	(827,315)	(656,201)	(911,981)	(841,062)	(1,489,051)	(155,511)	(246,280)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(13,762)	(5,065)	(5,920)	(28,521)	(7,681)	(27,895)	(25,758)	(970)	(2,022)

SURRENDER CHARGES (NOTE 3)	(4,128)	(756)	-	(9,234)	-	(11,440)	(14,261)	(853)	(1,097)

MORTALITY GUARANTEE ADJUSTMENT	(1,310)	-	-	-	-	-	-	-	(2,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(231,463)	(488,438)	(1,296,279)	493,226	(1,413,855)	142,762	30,173	(138,192)	142,006

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,486,017	1,076,160	939,161	2,765,787	1,436,419	3,130,914	3,236,594	524,509	981,541

NET ASSETS:

BEGINNING OF PERIOD	11,146,144	7,335,515	15,483,897	14,743,733	16,905,295	16,833,893	26,675,709	2,759,010	3,737,353

END OF PERIOD	$14,632,161	$8,411,675	$16,423,058	$17,509,520	$18,341,714	$19,964,807	$29,912,303	$3,283,519	$4,718,894

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

	WILSHIRE	WILSHIRE	WILSHIRE				WILSHIRE VIT	WILSHIRE	WILSHIRE
	VIT 2015	VIT 2025	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	ETF	ETF	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	EQUITY	GROWTH	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND

OPERATIONS

INVESTMENT INCOME	$149,576	$124,812	$105,439	$3,265,843	$1,323,907	$922,163	$480,729	$-	$530,081

CAPITAL GAIN DISTRIBUTION	-	-	-	-	-	495,376	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(354,058)	(218,029)	(122,240)	(3,303,851)	(6,857,071)	(76,494)	114,394	(1,307,582)	(1,564,165)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,493,089	2,217,849	2,146,352	16,603,006	23,403,197	908,244	2,698,296	9,021,538	6,411,890

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(237,923)	(202,380)	(190,458)	(1,897,364)	(1,882,800)	(304,161)	(401,044)	(380,407)	(571,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,050,684	1,922,252	1,939,093	14,667,634	15,987,233	1,945,128	2,892,375	7,333,549	4,806,495

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	3,104,203	4,594,572	5,191,503	5,478,588	5,979,653	1,654,640	2,307,763	1,719,051	2,796,146

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(197)	(310)	(363)	(1,014)	(1,084)	(582)	(252)	(369)	(499)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	3,104,006	4,594,262	5,191,140	5,477,574	5,978,569	1,654,058	2,307,511	1,718,682	2,795,647

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(1,003,572)	663,068	13,469	(7,933,854)	(7,903,547)	(681,739)	(1,514,927)	(1,613,089)	(2,611,432)

TRANSFERS FROM (TO) OTHER DIVISIONS	476,219	354,997	156,717	(1,010,257)	(1,513,640)	489,623	(193,728)	(253,002)	(895,861)

PAYMENTS TO CONTRACT OWNERS	(972,620)	(724,231)	(478,768)	(9,088,785)	(10,367,868)	(1,800,159)	(2,116,872)	(1,879,391)	(2,730,907)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(21,709)	(41,220)	(85,847)	(89,655)	(111,895)	(28,222)	(22,984)	(22,823)	(41,746)

SURRENDER CHARGES (NOTE 3)	(39,411)	(31,920)	(27,793)	(8,617)	(3,739)	(9,486)	(5,442)	(2,209)	(3,556)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	(11,140)	29,647	(642)	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	1,542,913	4,814,956	4,768,918	(12,664,734)	(13,892,473)	(376,567)	(1,546,442)	(2,051,832)	(3,487,855)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,593,597	6,737,208	6,708,011	2,002,900	2,094,760	1,568,561	1,345,933	5,281,717	1,318,640

NET ASSETS:

BEGINNING OF PERIOD	18,926,449	14,547,287	13,407,056	161,237,285	168,977,639	24,835,001	34,611,537	31,301,781	49,150,119

END OF PERIOD	$22,520,046	$21,284,495	$20,115,067	$163,240,185	$171,072,399	$26,403,562	$35,957,470	$36,583,498	$50,468,759

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

	ALLIANCE	ALLIANCE	ALLIANCE
	BERNSTEIN	BERNSTEIN	BERNSTEIN					DELAWARE
	VPS LARGE CAP	VPS SMALL/MID	VPS SMALL		ARIEL	CREDIT SUISSE TRUST	DAVIS	VIP GROWTH
	GROWTH	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	U.S. EQUITY FLEX 1	VALUE	OPPORTUNITIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	SERIES

OPERATIONS

INVESTMENT INCOME	$-	$11,636	$-	$4,982	$55,302	$25,296	$97,068	$-

CAPITAL GAIN DISTRIBUTION	-	61,374	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(301,064)	(225,332)	(64,989)	(602,527)	(1,137,978)	(59,719)	(20,530)	(95,086)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,797,814	688,281	349,596	12,593,456	19,603,326	530,058	2,884,610	590,768

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(262,370)	(15,757)	(8,787)	(258,389)	(410,128)	(24,818)	(115,134)	(14,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,234,380	520,202	275,820	11,737,522	18,110,522	470,817	2,846,014	480,740

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,719,176	246,314	200,816	2,575,555	3,281,193	168,145	1,354,919	172,779

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(297)	(4)	(19)	(398)	(513)	(21)	(148)	(14)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,718,879	246,310	200,797	2,575,157	3,280,680	168,124	1,354,771	172,765

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(741,281)	(42,991)	76,507	(788,837)	(1,791,127)	(84,275)	(117,541)	46,211

TRANSFERS FROM (TO) OTHER DIVISIONS	(1,137)	136,152	41,718	(221,181)	(1,160,720)	(20,484)	205,098	(10,607)

PAYMENTS TO CONTRACT OWNERS	(1,127,034)	(33,298)	(71,644)	(1,321,816)	(2,068,495)	(137,794)	(625,237)	(62,775)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(57,245)	(2,316)	(350)	(16,661)	(45,401)	(500)	(11,490)	(1,389)

SURRENDER CHARGES (NOTE 3)	(13,114)	(778)	(533)	(15,226)	(17,310)	(184)	(5,899)	(1,698)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	779,068	303,079	246,495	211,436	(1,802,373)	(75,113)	799,702	142,507

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,013,448	823,281	522,315	11,948,958	16,308,149	395,704	3,645,716	623,247

NET ASSETS:

BEGINNING OF PERIOD	20,099,299	1,078,565	495,480	18,352,661	30,199,392	2,122,754	8,864,063	1,084,299

END OF PERIOD	$28,112,747	$1,901,846	$1,017,795	$30,301,619	$46,507,541	$2,518,458	$12,509,779	$1,707,546

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

				DREYFUS SMALL		FIDELITY	FIDELITY
			DREYFUS	CAP STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY
	DELAWARE VIP	DELAWARE VIP	MID CAP STOCK	INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500
	REIT SERIES	TREND SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS

INVESTMENT INCOME	$26,557	$-	$6,196	$2,458	$74,771	$139,561	$533,051	$1,154,638

CAPITAL GAIN DISTRIBUTION	-	-	-	16,664	32,976	-	-	998,930

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(114,241)	(118,882)	(139,719)	(13,188)	(644,461)	(291,185)	(369,685)	(550,441)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	438,590	499,229	332,589	49,276	9,832,365	3,970,549	2,076,186	10,291,742

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(9,390)	(9,421)	(7,222)	(1,728)	(405,122)	(173,252)	(72,286)	(542,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	341,516	370,926	191,844	53,482	8,890,529	3,645,673	2,167,266	11,352,490

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	512,592	156,686	74,909	90,408	4,812,593	2,093,278	887,040	5,666,852

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(41)	(5)	(1)	(8)	(405)	(242)	(29)	(442)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	512,551	156,681	74,908	90,400	4,812,188	2,093,036	887,011	5,666,410

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	49,568	17,674	(46,369)	30,183	(835,115)	(170,524)	(263,942)	(1,637,811)

TRANSFERS FROM (TO) OTHER DIVISIONS	271,076	69,548	(18,744)	146,968	482,305	256,518	(22,626)	323,487

PAYMENTS TO CONTRACT OWNERS	(18,319)	(40,343)	(33,558)	(2,855)	(1,673,653)	(890,234)	(428,653)	(2,342,516)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(1,297)	(675)	(225)	(75)	(40,527)	(26,388)	(14,453)	(82,165)

SURRENDER CHARGES (NOTE 3)	(152)	(538)	(788)	(137)	(17,865)	(13,540)	(6,799)	(27,157)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	813,427	202,347	(24,776)	264,484	2,727,333	1,248,868	150,538	1,900,248

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,154,943	573,273	167,068	317,966	11,617,862	4,894,541	2,317,804	13,252,738

NET ASSETS:

BEGINNING OF PERIOD	393,784	617,905	583,155	57,261	31,529,187	13,547,219	5,221,797	43,727,911

END OF PERIOD	$1,548,727	$1,191,178	$750,223	$375,227	$43,147,049	$18,441,760	$7,539,601	$56,980,649

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

							LORD ABBETT
	FIDELITY			GOLDMAN SACHS	J. P. MORGAN	J.P. MORGAN	SERIES FUND	NEUBERGER
	VIP INVESTMENT	FIDELITY	FIDELITY	VIT STRUCTURED	INSURANCE TRUST	U.S. LARGE CAP	GROWTH	BERMAN
	GRADE BOND	VIP MID CAP	VIP OVERSEAS	SMALL CAP EQUITY	US EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND

OPERATIONS

INVESTMENT INCOME	$1,885,162	$186,288	$620,252	$17,984	$-	$333,431	$-	$-

CAPITAL GAIN DISTRIBUTION	90,876	216,541	98,425	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(325,397)	68,827	(393,995)	(129,223)	128,143	(3,692,428)	(31,817)	(99,284)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,500,544	13,065,775	7,278,575	494,859	4,372,598	3,180,505	550,905	7,349,139

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(250,097)	(454,732)	(340,508)	(16,208)	(125,047)	(44,059)	(15,304)	(336,290)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,901,088	13,082,699	7,262,749	367,412	4,375,694	(222,551)	503,784	6,913,565

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,189,531	4,027,382	4,704,492	207,438	908,978	514,337	131,397	3,654,357

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(212)	(570)	(480)	(12)	(126)	(68)	(15)	(298)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,189,319	4,026,812	4,704,012	207,426	908,852	514,269	131,382	3,654,059

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(736,580)	(1,172,851)	(713,679)	(42,026)	(461,704)	(311,314)	(85,825)	(1,143,608)

TRANSFERS FROM (TO) OTHER DIVISIONS	609,969	170,035	482,900	(21,536)	13,372,262	(13,566,898)	(47,860)	156,123

PAYMENTS TO CONTRACT OWNERS	(2,172,670)	(2,441,290)	(1,859,534)	(59,344)	(630,774)	(255,139)	(92,273)	(1,504,670)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(48,483)	(53,989)	(47,100)	(636)	(24,761)	(13,628)	(1,714)	(26,468)

SURRENDER CHARGES (NOTE 3)	(15,536)	(20,094)	(23,808)	(1,946)	(6,993)	(1,515)	(2,292)	(14,610)

MORTALITY GUARANTEE ADJUSTMENT	-	-	(303)	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(173,981)	508,623	2,542,488	81,938	13,156,882	(13,634,225)	(98,582)	1,120,826

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,727,107	13,591,322	9,805,237	449,350	17,532,576	(13,856,776)	405,202	8,034,391

NET ASSETS:

BEGINNING OF PERIOD	21,290,055	34,008,276	26,925,968	1,303,227	-	13,856,776	1,204,312	27,416,110

END OF PERIOD	$24,017,162	$47,599,598	$36,731,205	$1,752,577	$17,532,576	$-	$1,609,514	$35,450,501

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

		RAINIER	ROYCE CAPITAL	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	WELLS FARGO
	PUTNAM	SMALL/MID CAP	FUND	EQUITY	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT
	VT VISTA	EQUITY	SMALL CAP	INCOME	STOCK FUND	VALUE FUND	RESERVE	DISCOVERY
	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND

OPERATIONS

INVESTMENT INCOME	$-	$-	$-	$79,739	$-	$107,975	$24,510	$-

CAPITAL GAIN DISTRIBUTION	-	-	-	-	2,366	34,356	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,917	(133,353)	(254,182)	(341,511)	(208,516)	(37,859)	-	19,066

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,487,901	4,631,615	2,480,476	1,487,673	3,736,832	2,950,885	-	3,174,076

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(50,128)	(184,783)	(78,489)	(50,628)	(120,817)	(141,201)	(67,683)	(102,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,439,690	4,313,479	2,147,805	1,175,273	3,409,865	2,914,156	(43,173)	3,090,868

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	432,396	1,983,111	1,126,207	1,239,569	679,741	758,152	751,369	1,027,068

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(51)	(170)	(93)	(50)	(107)	(151)	(95)	(80)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	432,345	1,982,941	1,126,114	1,239,519	679,634	758,001	751,274	1,026,988

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(200,836)	(471,065)	(70,151)	134,760	(474,756)	(492,876)	1,240,195	(258,779)

TRANSFERS FROM (TO) OTHER DIVISIONS	(20,428)	(45,514)	442,906	387,491	(92,614)	(19,536)	315,581	64,558

PAYMENTS TO CONTRACT OWNERS	(243,292)	(796,232)	(432,005)	(256,021)	(584,056)	(660,195)	(3,451,169)	(523,075)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(1,697)	(5,615)	(9,715)	(9,999)	(8,322)	(11,110)	(7,628)	(7,302)

SURRENDER CHARGES (NOTE 3)	(1,339)	(11,974)	(4,481)	(2,559)	(2,377)	(1,076)	(10,168)	(2,982)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	(611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(35,247)	652,541	1,052,668	1,493,191	(482,491)	(426,792)	(1,161,915)	298,797

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,404,443	4,966,020	3,200,473	2,668,464	2,927,374	2,487,364	(1,205,088)	3,389,665

NET ASSETS:

BEGINNING OF PERIOD	3,962,689	14,730,527	5,772,683	3,485,050	9,735,440	12,029,462	6,610,699	7,756,479

END OF PERIOD	$5,367,132	$19,696,547	$8,973,156	$6,153,514	$12,662,814	$14,516,826	$5,405,611	$11,146,144

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

	WELLS FARGO	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	ADVANTAGE VT	5000 INDEX	5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE
	OPPORTUNITY	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT

OPERATIONS

INVESTMENT INCOME	$-	$239,404	$197,615	$48,856	$-	$195,593	$-	$29,061

CAPITAL GAIN DISTRIBUTION	-	-	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(336,825)	(307,285)	14,351	(960,211)	(360,894)	(1,183,013)	(127,196)	(207,227)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,758,610	3,455,058	2,907,040	5,302,759	4,591,733	6,991,866	781,121	882,640

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(71,083)	(154,814)	(136,171)	(169,408)	(159,614)	(251,705)	(26,048)	(34,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,350,702	3,232,363	2,982,835	4,221,996	4,071,225	5,752,741	627,877	670,390

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	335,984	829,231	1,869,917	942,979	1,734,287	2,627,777	199,204	400,175

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(55)	(119)	(242)	(248)	(244)	(352)	(23)	(109)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	335,929	829,112	1,869,675	942,731	1,734,043	2,627,425	199,181	400,066

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(255,326)	(530,540)	(377,522)	(586,851)	(412,307)	(652,048)	(54,325)	(41,252)

TRANSFERS FROM (TO) OTHER DIVISIONS	(67,793)	32,876	39,972	(151,668)	(63,307)	79,028	(32,387)	5,477

PAYMENTS TO CONTRACT OWNERS	(397,836)	(796,797)	(428,154)	(1,020,044)	(820,480)	(1,194,660)	(144,683)	(169,886)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(6,183)	(6,356)	(30,716)	(9,209)	(31,430)	(27,801)	(591)	(1,311)

SURRENDER CHARGES (NOTE 3)	(534)	-	(6,148)	-	(12,149)	(12,831)	(473)	(528)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	(355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(391,743)	(471,705)	1,067,107	(825,041)	394,370	819,113	(33,278)	192,211

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,958,959	2,760,658	4,049,942	3,396,955	4,465,595	6,571,854	594,599	862,601

NET ASSETS:

BEGINNING OF PERIOD	5,376,556	12,723,239	10,693,791	13,508,340	12,368,298	20,103,855	2,164,411	2,874,752

END OF PERIOD	$7,335,515	$15,483,897	$14,743,733	$16,905,295	$16,833,893	$26,675,709	$2,759,010	$3,737,353

See accompanying notes to the financial statements.

2010 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE				WILSHIRE VIT	WILSHIRE	WILSHIRE
	VIT 2015	VIT 2025	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	ETF	ETF	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	EQUITY	GROWTH	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND

OPERATIONS

INVESTMENT INCOME	$555,883	$274,907	$131,358	$5,136,369	$1,903,334	$1,138,684	$548,600	$-	$782,592

CAPITAL GAIN DISTRIBUTION	22,093	19,428	11,241	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(339,862)	(332,604)	(158,094)	(6,197,526)	(9,151,518)	(551,211)	(209,630)	(1,591,099)	(1,829,194)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,871,528	2,351,055	2,157,856	25,782,154	39,420,100	2,418,014	7,865,384	8,549,618	9,746,400

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(178,279)	(128,563)	(111,038)	(1,700,786)	(1,660,454)	(273,953)	(333,017)	(309,469)	(494,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,931,363	2,184,223	2,031,323	23,020,211	30,511,462	2,731,534	7,871,337	6,649,050	8,205,535

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	3,277,640	4,213,208	4,793,059	5,113,936	6,198,229	1,796,459	2,399,791	1,819,879	3,038,354

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(191)	(265)	(424)	(1,173)	(1,230)	(651)	(287)	(414)	(542)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	3,277,449	4,212,943	4,792,635	5,112,763	6,196,999	1,795,808	2,399,504	1,819,465	3,037,812

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	175,106	(429,086)	286,125	(7,653,547)	(6,380,915)	(1,410,251)	(907,870)	(898,487)	(1,804,373)

TRANSFERS FROM (TO) OTHER DIVISIONS	(28,774)	116,618	87,635	(650,049)	(898,696)	(522,499)	(78,169)	(149,834)	(412,764)

PAYMENTS TO CONTRACT OWNERS	(825,960)	(327,459)	(398,876)	(9,077,766)	(8,319,246)	(2,374,298)	(1,476,598)	(1,396,593)	(2,319,392)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(21,552)	(35,539)	(74,948)	(121,787)	(140,032)	(38,383)	(30,175)	(19,620)	(45,105)

SURRENDER CHARGES (NOTE 3)	(20,760)	(10,540)	(21,520)	(6,133)	(2,329)	(12,135)	(3,886)	(1,684)	(4,244)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	6,229	20,541	(2,682)	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	2,555,509	3,526,937	4,671,051	(12,390,290)	(9,523,678)	(2,564,440)	(97,194)	(646,753)	(1,548,066)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,486,872	5,711,160	6,702,374	10,629,921	20,987,784	167,094	7,774,143	6,002,297	6,657,469

NET ASSETS:

BEGINNING OF PERIOD	13,439,577	8,836,127	6,704,682	150,607,364	147,989,855	24,667,907	26,837,394	25,299,484	42,492,650

END OF PERIOD	$18,926,449	$14,547,287	$13,407,056	$161,237,285	$168,977,639	$24,835,001	$34,611,537	$31,301,781	$49,150,119

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2010 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2010 and 2009

1. NATURE OF SEPARATE ACCOUNT – Horace Mann Life Insurance Company — Separate Account (“the Separate Account”), a unit investment trust registered under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, Ariel Fund, Ariel Appreciation Fund, Calvert S&P Mid Cap 400 Index Portfolio, Credit Suisse Trust U.S. Equity Flex I Portfolio, Davis Value Portfolio, Delaware VIP REIT Series, Delaware VIP Smid Cap Growth Series, Dreyfus Mid Cap Stock Portfolio, Dreyfus Small Cap Stock Index Portfolio, Fidelity Emerging Markets Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Structured Small Cap Equity Fund, J.P. Morgan Insurance Trust U.S. Equity Portfolio, Lazard Retirement US Small-Mid Cap Equity Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Neuberger Berman Genesis Fund, Putnam VT Multi-Cap Growth Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, Templeton Global Bond Securities Fund, T. Rowe Price Equity Income Portfolio VIP II, T. Rowe Price Small-Cap Stock Fund Advisor Class, T. Rowe Price Small-Cap Value Fund Advisor Class, T. Rowe Price Prime Reserve Portfolio, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Opportunity Fund, Wilshire 5000 Index Portfolio-Institutional, Wilshire 5000 Index Portfolio Investment, Wilshire Large Co. Growth Portfolio-Institutional, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Growth Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire VIT 2015 ETF Fund, Wilshire VIT 2025 ETF Fund, Wilshire VIT 2035 ETF Fund, Wilshire VIT Balanced Fund, Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT International Equity Fund, Wilshire VIT Small Cap Growth Fund, and Wilshire VIT Socially Responsible Fund. The funds collectively are referred to as “Funds.”

Effective May 1, 2010 five new funds were added to HMLIC Separate Account. The funds are as follows: Calvert S&P Mid Cap 400 Index Portfolio, Fidelity VIP Emerging Markets Portfolio, Goldman Sachs VIT Mid Cap Value Fund, Lazard Retirement US Small-Mid Cap Equity Portfolio and Templeton Global Bond Securities Fund. Effective September 24, 2010 Putnam VT Vista closed and assets merged into Putnam VT Multi-Cap Growth Fund. Effective October 11, 2010 Delaware VIP Trend Series closed and assets were transferred to Delaware VIP Smid Cap Growth Series which was formerly called Delaware VIP Growth Opportunities. Effective April 25, 2009 J.P. Morgan U.S. Large Cap Core Equity Portfolio was closed and assets were transferred to J.P. Morgan Insurance Trust U.S. Equity Portfolio.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

The Separate Account measures the fair value of its investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2  Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The Separate Account measures the fair value of its investments using level 2 inputs.

Income Taxes
The Investment income of the Separate Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

3. EXPENSES AND RELATED PARTY TRANSACTIONS – Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.

For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.65% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

HMLIC contributed $189,584 and $215,154 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2010 and 2009, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY	2010 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Year Ended December 31, 2010

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES – During the year ended December 31, 2010 purchases and proceeds from sales of fund shares were as follows:

ACCOUNT DIVISION
	ALLIANCE	ALLIANCE					CREDIT
	BERNSTEIN	BERNSTEIN	ALLIANCE				SUISSE
	VPS LARGE	VPS SMALL/MID	BERNSTEIN			CALVERT	TRUST
	CAP	CAP	VPS SMALL		ARIEL	S&P MID CAP	U.S. EQUITY	DAVIS	DELAWARE
	GROWTH	VALUE	CAP GROWTH	ARIEL	APPRECIATION	400 INDEX	FLEX I	VALUE	VIP REIT
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	REIT SERIES

Purchases	$4,037,651	$680,796	$489,761	$4,696,582	$3,373,321	$151,618	$188,919	$2,830,898	$1,586,670

Sales	$3,917,613	$508,948	$292,885	$5,588,164	$7,063,626	$7,100	$337,251	$2,081,395	$454,696

				DREYFUS
	DELAWARE		DREYFUS	SMALL	FIDELITY		FIDELITY	FIDELITY
	VIP SMID	DELAWARE	MID CAP	CAP STOCK	VIP EMERGING	FIDELITY	VIP GROWTH &	VIP HIGH	FIDELITY
	CAP GROWTH	VIP TREND	STOCK	INDEX	MARKETS	VIP GROWTH	INCOME	INCOME	VIP INDEX 500
	SERIES	SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

Purchases	$2,037,602	$401,234	$106,755	$939,024	$1,196,788	$6,840,396	$2,768,696	$3,251,839	$10,621,901

Sales	$500,998	$1,624,570	$215,275	$610,279	$60,291	$6,652,268	$3,008,631	$2,081,337	$8,124,993

	FIDELITY VIP			GOLDMAN	GOLDMAN	J.P. MORGAN	LAZARD	LORD ABBETT
	INVESTMENT			SACHS	SACHS VIT	INSURANCE	RETIREMENT	SERIES FUND	NEUBERGER
	GRADE	FIDELITY	FIDELITY	VIT MID	STRUCTURED	TRUST	US SMALL-MID	GROWTH	BERMAN
	BOND	VIP MID CAP	VIP OVERSEAS	CAP VALUE	SMALL CAP	US EQUITY	CAP EQUITY	OPPORTUNITIES	GENESIS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	EQUITY FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND

Purchases	$6,486,247	$7,598,831	$7,605,370	$49,619	$244,847	$1,569,127	$249,171	$150,081	$4,991,108

Sales	$4,982,821	$7,286,514	$6,012,918	$3,753	$383,736	$1,791,761	$4,612	$202,255	$5,315,091

			RAINIER	ROYCE
	PUTNAM		SMALL/MID	CAPITAL	TEMPLETON		T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE
	VT MULTI-CAP	PUTNAM	CAP	FUND	GLOBAL BOND	T. ROWE PRICE	SMALL-CAP	SMALL-CAP	VIP PRIME
	GROWTH	VT VISTA	EQUITY	SMALL CAP	SECURITIES	EQUITY INCOME	STOCK FUND	VALUE FUND	RESERVE
	FUND	FUND	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO

Purchases	$6,070,129	$428,530	$3,118,076	$2,151,595	$677,902	$2,527,117	$1,195,170	$993,840	$6,152,331

Sales	$296,993	$5,840,518	$3,535,455	$1,850,958	$55,384	$1,374,498	$1,610,459	$1,571,643	$5,707,224

	WELLS FARGO	WELLS FARGO	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	ADVANTAGE VT	ADVANTAGE VT	5000 INDEX	5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE
	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT

Purchases	$1,633,171	$420,617	$1,476,817	$2,408,654	$1,149,649	$1,969,623	$3,875,580	$208,649	$787,696

Sales	$1,645,104	$861,645	$2,576,045	$1,722,309	$3,040,413	$2,004,861	$4,634,699	$434,466	$875,689

	WILSHIRE	WILSHIRE	WILSHIRE						WILSHIRE VIT
	VIT 2015	VIT 2025	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	SOCIALLY
	ETF	ETF	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SMALL CAP	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	FUND

Purchases	$4,912,482	$6,178,844	$5,950,616	$10,636,928	$8,522,507	$4,726,744	$3,585,939	$2,187,246	$3,767,490

Sales	$3,811,974	$1,659,485	$1,388,957	$25,237,034	$29,830,944	$4,066,427	$4,938,301	$5,927,068	$8,860,741

HORACE MANN LIFE INSURANCE COMPANY	2010 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2010 and 2009

5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	ALLIANCE		ALLIANCE
	BERNSTEIN	ALLIANCE	BERNSTEIN			CALVERT	CREDIT SUISSE TRUST
	VPS LARGE CAP	BERNSTEIN	VPS SMALL		ARIEL	S&P MID CAP	U.S. EQUITY	DAVIS	DELAWARE
	GROWTH	VPS SMALL/MID CAP	CAP GROWTH	ARIEL	APPRECIATION	400 INDEX	FLEX I	VALUE	VIP REIT
	PORTFOLIO	VALUE PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	REIT SERIES

Account units outstanding at 01/01/2009	1,170,219	87,935	61,861	625,151	989,534	-	180,757	1,025,090	59,864
Consideration received	143,511	18,851	22,323	78,122	95,095	-	14,205	148,719	82,400
Net transfers	(42,926)	6,015	13,934	(26,229)	(81,563)	-	(9,374)	10,600	53,757
Payments to contract owners	(63,326)	(2,858)	(7,170)	(38,073)	(57,107)	-	(11,567)	(68,800)	(2,825)

Account units outstanding at 12/31/2009	1,207,478	109,943	90,948	638,971	945,959	-	174,021	1,115,609	193,196
Consideration received	121,525	16,076	16,248	52,944	55,940	989	9,729	131,700	90,048
Net transfers	(38,988)	2,828	5,164	(32,559)	(68,305)	1,323	(8,037)	(14,329)	39,073
Payments to contract owners	(66,113)	(5,468)	(4,044)	(38,408)	(56,817)	(7)	(11,268)	(55,704)	(12,256)

Account units outstanding at 12/31/2010	1,223,902	123,379	108,316	620,948	876,777	2,305	164,445	1,177,276	310,061

	DELAWARE			DREYFUS	FIDELITY		FIDELITY	FIDELITY
	VIP SMID	DELAWARE	DREYFUS MID	SMALL CAP	VIP EMERGING	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY
	CAP GROWTH	VIP TREND	CAP STOCK	STOCK INDEX	MARKETS	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500
	SERIES	SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

Account units outstanding at 01/01/2009	91,894	32,161	48,269	5,570	-	1,361,726	1,265,493	647,474	422,964
Consideration received	12,712	6,877	5,799	8,530	-	197,815	186,376	90,925	52,956
Net transfers	1,354	3,483	(5,010)	15,682	-	(16,155)	3,114	(32,364)	(12,187)
Payments to contract owners	(5,058)	(1,875)	(2,638)	(254)	-	(70,172)	(82,974)	(45,191)	(22,383)

Account units outstanding at 12/31/2009	100,902	40,646	46,420	29,528	-	1,473,214	1,372,009	660,844	441,350
Consideration received	14,432	4,397	5,485	13,080	41,600	158,242	136,432	94,464	41,214
Net transfers	69,473	(43,346)	(3,835)	6,781	82,616	(58,947)	(55,281)	34,753	(8,616)
Payments to contract owners	(6,290)	(1,697)	(3,477)	(996)	(330)	(81,469)	(73,645)	(66,656)	(23,413)

Account units outstanding at 12/31/2010	178,517	-	44,593	48,393	123,886	1,491,040	1,379,515	723,405	450,535

					GOLDMAN	J.P. MORGAN	LAZARD	LORD ABBETT
	FIDELITY				SACHS VIT	INSURANCE	RETIREMENT	SERIES FUND	NEUBERGER
	VIP INVESTMENT	FIDELITY	FIDELITY	GOLDMAN SACHS	STRUCTURED	TRUST	US SMALL-MID	GROWTH	BERMAN
	GRADE BOND	VIP MID CAP	VIP OVERSEAS	VIT MID CAP	SMALL CAP	U.S. EQUITY	CAP EQUITY	OPPORTUNITIES	GENESIS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	VALUE FUND	EQUITY FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND

Account units outstanding at 01/01/2009	1,349,135	1,339,005	1,599,063	-	139,157	-	-	113,111	1,026,006
Consideration received	130,028	139,422	272,592	-	22,040	74,463	-	10,848	131,606
Net transfers	(14,770)	(38,398)	(15,614)	-	(6,427)	1,248,281	-	(11,407)	(36,933)
Payments to contract owners	(130,574)	(83,655)	(107,883)	-	(6,563)	(53,859)	-	(7,502)	(54,622)

Account units outstanding at 12/31/2009	1,333,819	1,356,374	1,748,158	-	148,207	1,268,885	-	105,050	1,066,057
Consideration received	131,653	109,104	229,942	1,793	15,633	83,396	8,120	7,313	103,036
Net transfers	46,147	(43,608)	(51,061)	1,855	(13,589)	(47,734)	12,406	(5,152)	(44,269)
Payments to contract owners	(146,243)	(77,980)	(90,084)	-	(3,756)	(71,095)	-	(5,871)	(72,325)

Account units outstanding at 12/31/2010	1,365,376	1,343,890	1,836,955	3,648	146,495	1,233,452	20,526	101,340	1,052,499

HORACE MANN LIFE INSURANCE COMPANY	2010 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2010 and 2009

5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

				ROYCE
	PUTNAM		RAINIER	CAPITAL	TEMPLETON		T.ROWE PRICE	T.ROWE PRICE	T.ROWE PRICE
	VT MULTI-CAP	PUTNAM	SMALL/MID	FUND	GLOBAL BOND	T. ROWE PRICE	SMALL-CAP	SMALL-CAP	PRIME
	GROWTH	VT VISTA	CAP EQUITY	SMALL CAP	SECURITIES	EQUITY INCOME	STOCK FUND	VALUE FUND	RESERVE
	FUND	FUND	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIOVIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO

Account units outstanding at 01/01/2009	-	459,438	527,636	719,426	-	213,595	357,317	345,700	6,137,607
Consideration received	-	45,825	67,708	131,679	-	74,718	23,354	21,511	698,816
Net transfers	-	(24,352)	(17,665)	33,746	-	32,336	(20,064)	(15,487)	1,447,676
Payments to contract owners	-	(27,215)	(27,814)	(48,438)	-	(16,173)	(20,327)	(18,454)	(3,227,160)

Account units outstanding at 12/31/2009	-	453,696	549,865	836,413	-	304,476	340,280	333,270	5,056,939
Consideration received	5,799	24,652	51,677	110,312	9,234	59,537	15,483	13,994	600,843
Net transfers	322,430	(459,858)	(40,520)	(13,046)	25,032	21,811	(20,417)	(17,709)	3,533,614
Payments to contract owners	(6,049)	(18,490)	(28,902)	(57,073)	(2,052)	(13,728)	(20,335)	(22,138)	(3,660,962)

Account units outstanding at 12/31/2010	322,180	-	532,120	876,606	32,214	372,096	315,011	307,417	5,530,434

	WELLS FARGO	WELLS FARGO	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	ADVANTAGE VT	ADVANTAGE VT	5000 INDEX	5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE
	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT

Account units outstanding at 01/01/2009	724,582	243,591	1,644,347	1,417,569	580,659	548,865	1,180,637	147,707	157,778
Consideration received	86,347	13,172	104,578	238,246	36,799	70,364	150,302	13,286	23,825
Net transfers	(16,332)	(13,385)	(59,707)	(40,607)	(30,051)	(19,455)	(29,123)	(5,783)	(2,977)
Payments to contract owners	(44,066)	(15,800)	(96,630)	(58,306)	(39,146)	(34,186)	(68,071)	(9,155)	(9,615)

Account units outstanding at 12/31/2009	750,531	227,578	1,592,588	1,556,902	548,261	565,588	1,233,745	146,055	169,011
Consideration received	61,393	9,481	69,879	176,567	26,588	53,699	118,409	9,177	19,263
Net transfers	(30,594)	(12,037)	(114,690)	(56,422)	(41,982)	(20,284)	(48,430)	(8,192)	(2,102)
Payments to contract owners	(45,947)	(11,631)	(83,021)	(70,750)	(29,177)	(28,869)	(69,145)	(7,644)	(10,603)

Account units outstanding at 12/31/2010	735,383	213,391	1,464,756	1,606,297	503,690	570,134	1,234,579	139,396	175,569

	WILSHIRE	WILSHIRE	WILSHIRE						WILSHIRE VIT
	VIT 2015	VIT 2025	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	SOCIALLY
	EFT	ETF	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SMALL CAP	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	FUND

Account units outstanding at 01/01/2009	1,660,001	1,146,385	934,629	9,066,753	9,547,087	1,484,744	2,895,747	3,172,868	3,652,756
Consideration received	389,792	522,052	642,997	300,949	390,104	103,308	247,661	216,672	257,852
Net transfers	17,079	(37,407)	51,794	(508,271)	(484,480)	(112,878)	(105,682)	(132,097)	(191,620)
Payments to contract owners	(102,389)	(45,778)	(65,476)	(538,986)	(530,448)	(137,714)	(154,526)	(168,125)	(201,840)

Account units outstanding at 12/31/2009	1,964,483	1,585,252	1,563,944	8,320,445	8,922,263	1,337,460	2,883,200	3,089,318	3,517,148
Consideration received	314,340	488,239	591,791	276,861	318,894	85,828	194,135	162,470	198,280
Net transfers	(54,231)	106,570	19,750	(449,066)	(497,436)	(10,139)	(143,090)	(177,612)	(248,071)
Payments to contract owners	(104,054)	(83,151)	(67,567)	(461,828)	(552,495)	(93,758)	(179,625)	(179,642)	(197,280)

Account units outstanding at 12/31/2010	2,120,538	2,096,910	2,107,918	7,686,412	8,191,226	1,319,391	2,754,620	2,894,534	3,270,077

HORACE MANN LIFE INSURANCE COMPANY	2010 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2010

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2010

		Unit Fair Value		Expense Ratio	Investment	Total Return
		Lowest to	Net	Lowest to	Income	Highest to
Account Division	Units	Highest	Assets	Highest *	Ratio ***	Lowest **

AllianceBernstein VPS Large Cap Growth Portfolio	1,223,902	25.17 to 29.27	30,928,551	0.00% to 1.65%	0.25%	9.75% to 8.12%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	123,379	21.19 to 21.89	2,669,607	0.95% to 1.65%	0.26%	25.44% to 24.65%
AllianceBernstein VPS Small Cap Growth Portfolio	108,316	14.80 to 15.31	1,636,473	0.95% to 1.65%	0.00%	35.37% to 34.42%
Ariel Fund	620,948	53.52 to 69.63	36,658,680	0.00% to 1.65%	0.01%	26.26% to 24.03%
Ariel Appreciation Fund	876,777	54.66 to 68.37	50,950,145	0.00% to 1.65%	0.03%	20.24% to 17.73%
Calvert S&P Mid Cap 400 Index Portfolio	2,305	68.19 to 69.51	158,398	0.95% to 1.65%	1.13%	14.20% to 11.08%[1]
Credit Suisse Trust U.S. Equity Flex I Portfolio	164,445	16.36 to 18.91	2,691,756	0.00% to 1.25%	0.15%	14.54% to 13.14%
Davis Value Portfolio	1,177,276	12.46 to 14.68	14,712,734	0.00% to 1.65%	1.36%	12.75% to 11.04%
Delaware VIP REIT Series	310,061	9.91 to 10.10	3,110,898	0.95% to 1.65%	2.19%	25.47% to 24.65%
Delaware VIP Smid Cap Growth Series	178,517	22.71 to 23.14	4,062,667	0.95% to 1.65%	0.00%	34.77% to 33.86%
Dreyfus Mid Cap Stock Portfolio	44,593	20.25 to 20.64	903,735	0.95% to 1.25%	0.88%	25.78% to 25.46%
Dreyfus Small Cap Stock Index Portfolio	48,393	15.58 to 15.89	765,023	0.95% to 1.65%	0.43%	24.73% to 23.95%
Fidelity VIP Emerging Markets Portfolio	123,886	9.94 to 9.98	1,236,768	0.95% to 1.65%	1.98%	19.92% to 19.24%[1]
Fidelity VIP Growth Portfolio	1,491,040	34.74 to 42.57	53,460,825	0.00% to 1.65%	0.03%	24.00% to 21.89%
Fidelity VIP Growth & Income Portfolio	1,379,515	13.90 to 17.24	20,987,464	0.00% to 1.65%	0.46%	14.55% to 12.73%
Fidelity VIP High Income Portfolio	723,405	7.82 to 14.77	9,275,544	0.00% to 1.65%	8.18%	13.70% to 11.87%
Fidelity VIP Index 500 Portfolio	450,535	141.85 to 166.18	65,952,616	0.00% to 1.65%	1.71%	14.73% to 12.95%
Fidelity VIP Investment Grade Bond Portfolio	1,365,376	14.53 to 21.71	26,128,668	0.00% to 1.65%	3.46%	7.58% to 5.90%
Fidelity VIP Mid Cap Portfolio	1,343,890	39.77 to 50.52	59,931,013	0.00% to 1.65%	0.12%	28.55% to 26.58%
Fidelity VIP Overseas Portfolio	1,836,955	16.62 to 27.70	43,000,767	0.00% to 1.65%	1.15%	12.83% to 11.02%
Goldman Sachs VIT Mid Cap Value Fund	3,648	13.96 to 14.12	51,393	0.95% to 1.65%	1.21%	12.30% to 10.46%[1]
Goldman Sachs VIT Structured Small Cap Equity Fund	146,495	13.27 to 15.50	2,227,612	0.95% to 1.65%	0.56%	28.95% to 28.09%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,233,452	15.51 to 15.82	19,129,256	0.00% to 1.25%	0.86%	13.57% to 12.23%
Lazard Retirement US Small-Mid Cap Equity Portfolio	20,526	11.81 to 11.92	244,299	0.95% to 1.65%	0.75%	13.74% to 12.23%[1]
Lord Abbett Series Fund Growth Opportunities Portfolio	101,340	18.58 to 18.94	1,886,560	0.95% to 1.25%	0.00%	21.80% to 21.44%
Neuberger Berman Genesis Fund	1,052,499	34.93 to 45.60	41,860,164	0.00% to 1.65%	0.00%	21.05% to 19.17%
Putnam VT Multi-Cap Growth Fund	322,180	20.27 to 20.35	6,537,790	0.00% to 1.65%	0.00%	53.26% to 51.48%[2]
Rainier Small/Mid Cap Equity Portfolio	532,120	35.49 to 50.84	23,514,637	0.00% to 1.65%	0.00%	24.85% to 22.93%
Royce Capital Fund Small Cap Portfolio	876,606	12.03 to 13.00	11,202,589	0.95% to 1.65%	0.12%	19.38% to 18.64%
Templeton Global Bond Securities Fund	32,214	19.86 to 20.03	643,166	0.95% to 1.65%	0.08%	6.65% to 5.32%[1]
T. Rowe Price Equity Income Portfolio VIP II	372,096	22.48 to 23.18	8,529,333	0.95% to 1.65%	1.62%	13.68% to 12.96%
T. Rowe Price Small-Cap Stock Fund Advisor Class	315,011	48.59 to 56.00	15,319,405	0.00% to 1.25%	0.00%	32.20% to 30.69%
T. Rowe Price Small-Cap Value Fund Advisor Class	307,417	53.75 to 61.90	16,536,485	0.00% to 1.25%	0.55%	24.97% to 23.48%
T. Rowe Price Prime Reserve Portfolio	5,530,434	1.04 to 1.07	5,850,718	0.95% to 1.65%	0.12%	(0.93%) to (1.89%)
Wells Fargo Advantage VT Discovery Fund	735,383	19.75 to 21.28	14,632,161	0.00% to 1.65%	0.00%	35.54% to 33.45%
Wells Fargo Advantage VT Opportunity Fund	213,391	39.40 to 45.70	8,411,675	0.00% to 1.25%	0.73%	23.81% to 22.28%
Wilshire 5000 Index Portfolio Institutional	1,464,756	11.21 to 13.06	16,423,058	0.00% to 1.25%	1.51%	16.71% to 15.33%
Wilshire 5000 Index Portfolio Investment	1,606,297	10.86 to 12.72	17,509,520	0.00% to 1.65%	1.36%	16.38% to 14.55%
Wilshire Large Co. Growth Portfolio Institutional	503,690	36.41 to 41.13	18,341,714	0.00% to 1.25%	0.40%	20.16% to 18.10%
Wilshire Large Co. Growth Portfolio Investment	570,134	34.93 to 40.42	19,964,807	0.00% to 1.65%	0.05%	19.23% to 17.19%
Wilshire Large Co. Value Portfolio Investment	1,234,579	19.40 to 28.45	29,912,303	0.00% to 1.65%	0.53%	13.44% to 11.62%
Wilshire Small Co. Growth Portfolio Investment	139,396	23.46 to 27.55	3,283,519	0.00% to 1.25%	0.00%	26.20% to 24.72%
Wilshire Small Co. Value Portfolio Investment	175,569	16.34 to 31.40	4,718,894	0.00% to 1.65%	0.84%	23.62% to 21.71%
Wilshire VIT 2015 ETF Fund	2,120,538	10.41 to 10.75	22,520,046	0.95% to 1.65%	0.72%	10.60% to 9.81%
Wilshire VIT 2025 ETF Fund	2,096,910	9.95 to 10.27	21,284,495	0.95% to 1.65%	0.70%	10.91% to 10.07%
Wilshire VIT 2035 ETF Fund	2,107,918	9.37 to 9.66	20,115,067	0.95% to 1.65%	0.63%	11.55% to 10.89%
Wilshire VIT Balanced Fund	7,686,412	15.99 to 24.15	163,240,185	0.00% to 1.65%	2.01%	10.93% to 9.18%
Wilshire VIT Equity Fund	8,191,226	18.29 to 23.66	171,072,399	0.00% to 1.65%	0.78%	11.60% to 9.83%
Wilshire VIT Income Fund	1,319,391	11.87 to 22.98	26,403,562	0.00% to 1.65%	3.60%	9.11% to 7.38%
Wilshire VIT International Equity Fund	2,754,620	13.04 to 14.81	35,957,470	0.00% to 1.65%	1.36%	10.03% to 8.33%
Wilshire VIT Small Cap Growth Fund	2,894,534	12.63 to 14.36	36,583,498	0.00% to 1.65%	0.00%	26.19% to 24.25%
Wilshire VIT Socially Responsible Fund	3,270,077	14.28 to 17.51	50,468,759	0.00% to 1.65%	1.06%	11.74% to 10.02%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective May 1, 2010 and the calculation reflects an eight month return.

[2]	This fund became effective September 24, 2010 and the calculation reflects a three month return.

HORACE MANN LIFE INSURANCE COMPANY	2010 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2010

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2009

		Unit Fair Value		Expense Ratio	Investment	Total Return
		Lowest to	Net	Lowest to	Income	Highest to
Account Division	Units	Highest	Assets	Highest *	Ratio ***	Lowest **

AllianceBernstein VPS Large Cap Growth Portfolio	1,207,478	23.25 to 26.67	28,112,747	0.00% to 1.65%	0.00%	40.29% to 35.03%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	109,943	17.00 to 17.45	1,901,846	0.95% to 1.65%	0.78%	41.41% to 40.50%
AllianceBernstein VPS Small Cap Growth Portfolio	90,948	11.01 to 11.31	1,017,795	0.95% to 1.65%	0.00%	40.15% to 39.19%
Ariel Fund	638,971	43.15 to 55.15	30,301,619	0.00% to 1.65%	0.02%	71.27% to 60.95%
Ariel Appreciation Fund	945,959	46.43 to 56.86	46,507,541	0.00% to 1.65%	0.14%	69.28% to 60.49%
Credit Suisse Trust U.S. Equity Flex I Portfolio	174,021	14.46 to 16.51	2,518,458	0.00% to 1.25%	1.09%	26.80% to 23.17%
Davis Value Portfolio	1,115,609	11.18 to 13.02	12,509,779	0.00% to 1.65%	0.91%	35.20% to 29.08%
Delaware VIP Growth Opportunities Series	100,902	16.89 to 17.17	1,707,546	0.95% to 1.65%	0.00%	43.80% to 42.94%
Delaware VIP REIT Series	193,196	7.95 to 8.05	1,548,727	0.95% to 1.65%	2.73%	22.15% to 21.19%
Delaware VIP Trend Series	40,646	29.25 to 29.71	1,191,178	0.95% to 1.65%	0.00%	53.07% to 52.06%
Dreyfus Mid Cap Stock Portfolio	46,420	16.14 to 16.41	750,223	0.95% to 1.25%	0.93%	34.18% to 33.72%
Dreyfus Small Cap Stock Index Portfolio	29,528	12.57 to 12.74	375,227	0.95% to 1.65%	1.14%	23.93% to 22.87%
Fidelity VIP Growth Portfolio	1,473,214	28.50 to 34.33	43,147,049	0.00% to 1.65%	0.20%	27.81% to 26.05%
Fidelity VIP Growth & Income Portfolio	1,372,009	12.33 to 15.05	18,441,760	0.00% to 1.65%	0.87%	27.00% to 25.05%
Fidelity VIP High Income Portfolio	660,844	6.99 to 12.99	7,539,601	0.00% to 1.65%	8.35%	44.49% to 41.21%
Fidelity VIP Index 500 Portfolio	441,350	125.59 to 144.85	56,980,649	0.00% to 1.65%	2.29%	26.31% to 24.42%
Fidelity VIP Investment Grade Bond Portfolio	1,333,819	13.72 to 20.18	24,017,162	0.00% to 1.65%	8.32%	15.51% to 13.76%
Fidelity VIP Mid Cap Portfolio	1,356,374	31.42 to 39.30	47,599,598	0.00% to 1.65%	0.46%	39.76% to 37.63%
Fidelity VIP Overseas Portfolio	1,748,158	14.92 to 24.56	36,731,205	0.00% to 1.65%	1.95%	32.19% to 24.40%
Goldman Sachs VIT Structured Small Cap Equity Fund	148,207	10.36 to 12.02	1,752,577	0.95% to 1.65%	1.18%	26.53% to 25.73%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,268,885	13.82 to 13.93	17,532,576	0.00% to 1.25%	0.00%	35.11% to 34.04%[1]
Lord Abbett Series Fund Growth Opportunities Portfolio	105,050	15.30 to 15.55	1,609,514	0.95% to 1.25%	0.00%	44.25% to 43.93%
Neuberger Berman Genesis Fund	1,066,057	29.31 to 37.67	35,450,501	0.00% to 1.65%	0.00%	27.39% to 23.98%
Putnam VT Vista Fund	453,696	10.86 to 13.84	5,367,132	0.00% to 1.65%	0.00%	39.66% to 36.60%
Rainier Small/Mid Cap Equity Portfolio	549,865	28.87 to 40.72	19,696,547	0.00% to 1.65%	0.00%	31.87% to 27.86%
Royce Capital Fund Small Cap Portfolio	836,413	10.14 to 10.89	8,973,156	0.95% to 1.65%	0.00%	34.11% to 33.25%
T. Rowe Price Equity Income Portfolio VIP II	304,476	19.90 to 20.39	6,153,514	0.95% to 1.65%	1.65%	24.18% to 23.37%
T. Rowe Price Small-Cap Stock Fund Advisor Class	340,280	37.18 to 42.36	12,662,814	0.00% to 1.25%	0.00%	40.40% to 36.59%
T. Rowe Price Small-Cap Value Fund Advisor Class	333,270	43.53 to 49.53	14,516,826	0.00% to 1.25%	0.81%	28.42% to 25.19%
T. Rowe Price Prime Reserve Portfolio	5,056,939	1.05 to 1.08	5,405,611	0.95% to 1.65%	0.41%	0.00% to (0.94%)
Wells Fargo Advantage VT Discovery Fund	750,531	14.80 to 15.70	11,146,144	0.00% to 1.65%	0.00%	40.30% to 38.19%
Wells Fargo Advantage VT Opportunity Fund	227,578	32.22 to 36.91	7,335,515	0.00% to 1.25%	0.00%	51.15% to 46.06%
Wilshire 5000 Index Portfolio Institutional	1,592,588	9.72 to 11.19	15,483,897	0.00% to 1.25%	1.70%	29.51% to 25.58%
Wilshire 5000 Index Portfolio Investment	1,556,902	9.44 to 10.93	14,473,733	0.00% to 1.65%	1.55%	30.43% to 25.16%
Wilshire Large Co. Growth Portfolio Institutional	548,261	30.83 to 34.23	16,905,295	0.00% to 1.25%	0.32%	34.82% to 32.55%
Wilshire Large Co. Growth Portfolio Investment	565,588	29.69 to 33.90	16,833,893	0.00% to 1.65%	0.00%	35.76% to 31.63%
Wilshire Large Co. Value Portfolio Investment	1,233,745	17.38 to 25.08	26,675,709	0.00% to 1.65%	0.84%	33.26% to 26.58%
Wilshire Small Co. Growth Portfolio Investment	146,055	18.81 to 21.83	2,759,010	0.00% to 1.25%	0.00%	31.59% to 28.92%
Wilshire Small Co. Value Portfolio Investment	169,011	13.32 to 25.40	3,737,353	0.00% to 1.65%	0.88%	24.88% to 20.93%
Wilshire VIT 2015 ETF Fund	1,964,483	9.48 to 9.72	18,926,449	0.95% to 1.65%	3.43%	19.26% to 18.50%
Wilshire VIT 2025 ETF Fund	1,585,252	9.04 to 9.26	14,547,287	0.95% to 1.65%	2.35%	19.33% to 18.64%
Wilshire VIT 2035 ETF Fund	1,563,944	8.45 to 8.66	13,407,056	0.95% to 1.65%	1.31%	19.94% to 19.01%
Wilshire VIT Balanced Fund	8,320,445	14.71 to 21.77	161,237,285	0.00% to 1.65%	3.29%	18.06% to 16.24%
Wilshire VIT Equity Fund	8,922,263	16.52 to 21.20	168,977,639	0.00% to 1.65%	1.20%	23.57% to 21.71%
Wilshire VIT Income Fund	1,337,460	11.49 to 21.07	24,835,001	0.00% to 1.65%	4.60%	13.95% to 11.47%
Wilshire VIT International Equity Fund	2,883,200	11.99 to 13.46	34,611,537	0.00% to 1.65%	1.79%	31.06% to 28.98%
Wilshire VIT Small Cap Growth Fund	3,089,318	10.13 to 11.38	31,301,781	0.00% to 1.65%	0.00%	28.59% to 26.65%
Wilshire VIT Socially Responsible Fund	3,517,148	12.98 to 15.67	49,150,119	0.00% to 1.65%	1.71%	21.57% to 19.74%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective April 25, 2009 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY	2010 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2010

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2008

		Unit Fair Value		Expense Ratio	Investment	Total Return
		Lowest to	Net	Lowest to	Income	Highest to
Account Division	Units	Highest	Assets	Highest *	Ratio ***	Lowest **

AllianceBernstein VPS Large Cap Growth Portfolio	1,170,219	17.15 to 19.01	20,099,299	0.00% to 1.65%	0.00%	(39.82%) to (40.74%)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	87,935	12.10 to 12.34	1,078,565	0.95% to 1.65%	0.44%	(36.33%) to (36.72%)
AllianceBernstein VPS Small Cap Growth Portfolio	61,861	7.91 to 8.07	495,480	0.95% to 1.65%	0.00%	(46.13%) to (46.48%)
Ariel Fund	625,151	26.81 to 32.20	18,352,661	0.00% to 1.65%	1.07%	(48.31%) to (49.05%)
Ariel Appreciation Fund	989,534	28.93 to 33.59	30,199,392	0.00% to 1.65%	0.61%	(40.58%) to (41.65%)
Credit Suisse Trust Small Cap Growth Portfolio	180,757	11.74 to 13.02	2,122,754	0.00% to 1.25%	0.09%	(34.57%) to (35.35%)
Davis Value Portfolio	1,025,090	8.62 to 9.63	8,864,063	0.00% to 1.65%	1.19%	(40.30%) to (41.26%)
Delaware VIP Growth Opportunities Series	91,894	11.78 to 11.97	1,084,299	0.95% to 1.65%	0.00%	(41.24%) to (41.64%)
Delaware VIP REIT Series	59,864	6.56 to 6.59	393,784	0.95% to 1.65%	0.00%	(39.32%) to (39.59%)[1]
Delaware VIP Trend Series	32,161	19.16 to 19.47	617,905	0.95% to 1.65%	0.00%	(47.38%) to (47.68%)
Dreyfus Midcap Stock Portfolio Service Class	48,269	12.07 to 12.23	583,155	0.95% to 1.25%	0.81%	(41.00%) to (41.12%)
Dreyfus Small Cap Stock Index Portfolio	5,570	10.22 to 10.28	57,261	0.95% to 1.65%	0.00%	(29.88%) to (30.29%)[2]
Fidelity VIP Growth Portfolio	1,361,726	22.61 to 26.86	31,529,187	0.00% to 1.65%	0.67%	(47.31%) to (48.13%)
Fidelity VIP Growth & Income Portfolio	1,265,493	9.86 to 11.85	13,547,219	0.00% to 1.65%	1.09%	(41.88% to (42.77%)
Fidelity VIP High Income Portfolio	647,474	4.95 to 8.99	5,221,797	0.00% to 1.65%	9.44%	(25.15%) to (26.30%)
Fidelity VIP Index 500 Portfolio	422,964	100.94 to 114.68	43,727,911	0.00% to 1.65%	2.11%	(37.16%) to (38.13%)
Fidelity VIP Investment Grade Bond Portfolio	1,349,135	12.06 to 17.47	21,290,055	0.00% to 1.65%	4.08%	(3.48%) to (4.96%)
Fidelity VIP Mid Cap Portfolio	1,339,005	22.83 to 28.12	34,008,276	0.00% to 1.65%	0.26%	(39.59%) to (40.53%)
Fidelity VIP Overseas Portfolio	1,599,063	12.07 to 18.58	26,925,968	0.00% to 1.65%	2.85%	(43.96%) to (44.85%)
Goldman Sachs VIT Structured Small Cap Equity Fund	139,157	8.24 to 9.50	1,303,227	0.95% to 1.65%	0.76%	(34.62%) to (35.04%)
J.P. Morgan U.S. Large Cap Core Equity Portfolio	1,387,930	9.97 to 11.05	13,856,776	0.00% to 1.25%	1.38%	(33.95%) to (34.75%)
Lord Abbett Series Fund Growth Opportunities Portfolio	113,111	10.63 to 10.78	1,204,312	0.95% to 1.25%	0.00%	(38.78%) to (38.98%)
Neuberger Berman Genesis Fund	1,026,006	23.64 to 29.57	27,416,110	0.00% to 1.65%	0.00%	(33.02%) to (34.04%)
Putnam VT Vista Fund	459,438	7.95 to 9.91	3,962,689	0.00% to 1.65%	0.00%	(45.52)% to (46.39%)
Rainier Small/Mid Cap Equity Portfolio	527,636	22.58 to 30.88	14,730,527	0.00% to 1.65%	0.00%	(48.81%) to (49.60%)
Royce Capital Fund Small-Cap Portfolio	719,426	7.61 to 8.12	5,772,683	0.95% to 1.65%	0.75%	(27.89%) to (28.34%)
T. Rowe Price Equity Income Portfolio VIP II	213,595	16.13 to 16.42	3,485,050	0.95% to 1.65%	2.52%	(36.75%) to (37.26%)
T. Rowe Price Small-Cap Stock Fund Advisor Class	357,317	27.22 to 30.17	9,735,440	0.00% to 1.25%	0.00%	(33.46%) to (34.28%)
T. Rowe Price Small-Cap Value Fund Advisor Class	345,700	34.77 to 38.57	12,029,462	0.00% to 1.25%	0.64%	(28.73%) to (29.57%)
T. Rowe Price VIP Prime Reserves Portfolio	6,137,607	1.06 to 1.08	6,610,699	0.95% to 1.65%	2.91%	1.90% to 0.95%
Wells Fargo Advantage VT Discovery Fund	724,582	10.69 to 11.19	7,756,479	0.00% to 1.65%	0.00%	(44.36%) to (45.22%)
Wells Fargo Advantage VT Opportunity Fund	243,591	22.06 to 24.42	5,376,556	0.00% to 1.25%	2.02%	(40.10%) to (40.81%)
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,644,347	7.74 to 8.64	12,723,239	0.00% to 1.25%	1.42%	(37.03%) to (37.68%)
Dow Jones Wilshire 5000 Index Portfolio Investment	1,417,569	7.52 to 8.38	10,693,791	0.00% to 1.65%	1.37%	(37.09%) to (38.12%)
Wilshire Large Co. Growth Portfolio Institutional	580,659	23.26 to 25.39	13,508,340	0.00% to 1.25%	0.00%	(41.81%) to (42.40%)
Wilshire Large Co. Growth Portfolio Investment	548,865	22.48 to 24.97	12,368,298	0.00% to 1.65%	0.00%	(41.90%) to (42.76%)
Wilshire Large Co. Value Portfolio Investment	1,180,637	13.73 to 18.82	20,103,855	0.00% to 1.65%	1.56%	(41.55%) to (42.48%)
Wilshire Small Co. Growth Portfolio Investment	147,707	14.59 to 16.59	2,164,411	0.00% to 1.25%	0.00%	(39.21%) to (39.96%)
Wilshire Small Co. Value Portfolio Investment	157,778	10.93 to 20.34	2,874,752	0.00% to 1.65%	0.96%	(32.78%) to (33.83%)
Wilshire VIT 2015 Moderate Fund	1,660,001	8.00 to 8.15	13,439,577	0.95% to 1.65%	2.44%	(25.09%) to (25.58%)
Wilshire VIT 2025 Moderate Fund	1,146,385	7.62 to 7.76	8,836,127	0.95% to 1.65%	2.95%	(28.87%) to (29.31%)
Wilshire VIT 2035 Moderate Fund	934,629	7.10 to 7.22	6,704,682	0.95% to 1.65%	2.35%	(33.82%) to (34.20%)
Wilshire VIT Balanced Fund	9,066,753	12.87 to 18.44	150,607,364	0.00% to 1.65%	6.32%	(26.68%) to (27.80%)
Wilshire VIT Equity Fund	9,547,087	13.52 to 17.16	147,989,855	0.00% to 1.65%	0.86%	(40.18%) to (41.12%)
Wilshire VIT Income Fund	1,484,744	10.64 to 18.49	24,667,907	0.00% to 1.65%	5.38%	(6.36%) to (7.82%)
Wilshire VIT International Equity Fund	2,895,747	9.26 to 10.27	26,837,394	0.00% to 1.65%	1.54%	(43.70%) to (44.63%)
Wilshire VIT Small Cap Growth Fund	3,172,868	7.97 to 8.85	25,299,484	0.00% to 1.65%	0.00%	(46.43%) to (47.25%)
Wilshire VIT Socially Responsible Fund	3,652,756	10.84 to 12.89	42,492,650	0.00% to 1.65%	1.38%	(40.41%) to (41.34%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective June 1, 2008 and the calculation reflects a seven month return.

[2]	This fund became effective May 1, 2008 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY	2010 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2010

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2007

		Unit Fair Value		Expense Ratio	Investment	Total Return
		Lowest to	Net	Lowest to	Income	Highest to
Account Division	Units	Highest	Assets	Highest *	Ratio ***	Lowest **

AllianceBernstein VPS Large Cap Growth Portfolio	1,123,762	29.09 to 31.59	32,450,933	0.00% to 1.65%	0.00%	13.59% to 11.76%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	58,225	19.12 to 19.38	1,124,122	0.95% to 1.65%	0.84%	0.57% to (0.16%)
AllianceBernstein VPS Small Cap Growth Portfolio	30,754	14.78 to 14.98	458,348	0.95% to 1.65%	0.00%	12.63% to 11.80%
Ariel Fund	620,459	52.62 to 62.29	35,624,380	0.00% to 1.65%	0.32%	(1.70%) to (3.29%)
Ariel Appreciation Fund	1,020,690	49.58 to 56.53	53,191,841	0.00% to 1.65%	0.53%	(1.38%) to (2.99%)
Cohen & Steers VIF Reality Fund, Inc.	299,339	11.93 to 12.64	3,771,771	0.95% to 1.65%	1.29%	(20.25%) to (20.68%)
Credit Suisse Trust Small Cap Growth Portfolio	190,279	18.16 to 19.90	3,457,609	0.00% to 1.25%	0.00%	(0.85%) to (2.05%)
Davis Value Portfolio	897,456	14.62 to 16.13	13,153,447	0.00% to 1.65%	1.23%	4.54% to 2.89%
Delaware VIP Growth Opportunities Service Class	80,377	20.10 to 20.47	1,619,101	0.95% to 1.65%	0.00%	11.65% to 10.88%
Delaware VIP Trend Series Service Class	26,150	36.50 to 37.15	957,218	0.95% to 1.65%	0.00%	9.40% to 8.72%
Dreyfus Midcap Stock Portfolio Service Class	45,534	20.50 to 20.73	934,702	0.95% to 1.25%	0.31%	0.44% to 0.10%
Fidelity VIP Growth Portfolio	1,224,469	43.59 to 50.98	54,450,862	0.00% to 1.65%	0.37%	32.69% to 24.65%
Fidelity VIP Growth & Income Portfolio	1,149,149	17.23 to 20.39	21,426,892	0.00% to 1.65%	1.41%	11.85% to 10.03%
Fidelity VIP High Income Portfolio	649,206	6.71 to 12.01	7,090,158	0.00% to 1.65%	9.39%	2.47% to 0.90%
Fidelity VIP Index 500 Portfolio	406,630	163.16 to 182.49	67,681,810	0.00% to 1.65%	3.28%	5.18% to 3.52%
Fidelity VIP Investment Grade Bond Portfolio	1,371,145	12.69 to 18.10	22,685,058	0.00% to 1.65%	3.94%	4.08% to 2.34%
Fidelity VIP Mid Cap Portfolio	1,288,059	38.39 to 46.55	54,814,885	0.00% to 1.65%	0.50%	15.34% to 13.48%
Fidelity VIP Overseas Portfolio	1,316,538	25.12 to 33.28	40,037,736	0.00% to 1.65%	3.01%	17.05% to 15.15%
Goldman Sachs VIT Structured Small Cap Equity Fund	123,701	12.68 to 14.53	1,775,739	0.95% to 1.65%	0.43%	(17.26%) to (17.82%)
J.P. Morgan U.S. Large Cap Core Equity Portfolio	1,388,436	15.28 to 16.73	21,246,458	0.00% to 1.25%	1.11%	1.58% to 0.39%
Lord Abbett Series Fund Growth Opportunities Portfolio	112,504	17.42 to 17.61	1,963,083	0.95% to 1.25%	0.00%	20.12% to 19.81%
Neuberger Berman Genesis Fund	947,140	35.84 to 44.15	38,220,839	0.00% to 1.65%	0.22%	21.49% to 19.55%
Putnam VT Vista Fund	454,660	14.83 to 18.19	7,286,550	0.00% to 1.65%	0.00%	7.70% to 2.20%
Rainier Small/Mid Cap Equity Portfolio	476,394	44.80 to 60.32	26,285,585	0.00% to 1.65%	0.00%	21.42% to 19.53%
Royce Capital Fund Small-Cap Portfolio	589,192	10.62 to 11.26	6,569,001	0.95% to 1.65%	0.06%	(3.01%) to (3.72%)
T. Rowe Price Equity Income Portfolio VIP II	113,415	25.71 to 25.96	2,936,882	0.95% to 1.65%	1.89%	2.04% to 1.34%
T. Rowe Price Small-Cap Stock Fund Advisor Class	380,181	41.42 to 45.34	15,759,746	0.00% to 1.25%	0.00%	(2.05%) to (3.18%)
T. Rowe Price Small-Cap Value Fund Advisor Class	381,701	49.37 to 54.12	18,864,742	0.00% to 1.25%	0.40%	(0.20%) to (1.56%)
T. Rowe Price VIP Prime Reserves Portfolio	2,264,268	1.05 to 1.06	2,402,593	0.95% to 1.65%	4.86%	3.92% to 2.94%
Wells Fargo Advantage VT Discovery Fund	642,016	19.45 to 20.11	12,494,002	0.00% to 1.65%	0.00%	22.32% to 20.31%
Wells Fargo Advantage VT Opportunity Fund	263,486	37.27 to 40.77	9,823,452	0.00% to 1.25%	0.63%	6.78% to 5.31%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,705,468	12.42 to 13.72	21,181,287	0.00% to 1.25%	1.67%	5.78% to 3.67%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,331,795	12.10 to 13.32	16,176,323	0.00% to 1.65%	1.47%	4.80% to 3.09%
Wilshire Target Large Co. Growth Portfolio Institutional	607,657	40.38 to 43.63	24,536,908	0.00% to 1.25%	0.00%	15.73% to 15.15%
Wilshire Target Large Co. Growth Portfolio Investment	515,171	39.13 to 42.98	20,209,885	0.00% to 1.65%	0.00%	16.38% to 14.49%
Wilshire Target Large Co. Value Portfolio Investment	1,105,511	23.87 to 32.20	32,590,114	0.00% to 1.65%	1.03%	(1.98%) to (3.59%)
Wilshire Target Small Co. Growth Portfolio Investment	148,779	24.30 to 27.29	3,633,486	0.00% to 1.25%	0.00%	8.38% to 7.10%
Wilshire Target Small Co. Value Portfolio Investment	165,283	16.49 to 30.26	4,556,977	0.00% to 1.65%	0.63%	(3.45%) to (5.05%)
Wilshire VIT 2010 Aggressive Fund	95,761	10.73 to 10.81	1,034,767	0.95% to 1.65%	0.06%	3.44% to 2.98%
Wilshire VIT 2010 Conservative Fund	95,950	10.60 to 10.72	1,023,189	0.95% to 1.65%	1.54%	3.18% to 2.51%
Wilshire VIT 2010 Moderate Fund	218,596	10.66 to 10.78	2,349,213	0.95% to 1.65%	0.33%	3.65% to 3.00%
Wilshire VIT 2015 Moderate Fund	751,392	10.75 to 10.88	8,137,963	0.95% to 1.65%	0.70%	3.92% to 3.17%
Wilshire VIT 2025 Moderate Fund	607,485	10.78 to 10.91	6,600,942	0.95% to 1.65%	0.50%	3.61% to 2.86%
Wilshire VIT 2035 Moderate Fund	295,010	10.79 to 10.91	3,206,872	0.95% to 1.65%	0.06%	3.90% to 3.15%
Wilshire VIT 2045 Moderate Fund	142,910	10.75 to 10.87	1,547,299	0.95% to 1.65%	0.00%	3.33% to 2.67%
Wilshire VIT Balanced Fund – HM Shares	10,268,824	20.75 to 25.16	235,692,276	0.00% to 1.65%	0.00%	3.08% to 1.41%
Wilshire VIT Equity Fund – HM Shares	10,542,711	22.97 to 28.69	276,466,303	0.00% to 1.65%	0.56%	2.21% to 0.62%
Wilshire VIT Income Fund – HM Shares	1,368,964	12.30 to 19.75	24,614,241	0.00% to 1.65%	4.35%	4.33% to 2.59%
Wilshire VIT International Equity Fund – HM Shares	2,960,188	16.66 to 18.24	49,341,657	0.00% to 1.65%	0.91%	8.57% to 6.99%
Wilshire VIT Short-Term Investment Fund – HM Shares	261,371	11.08 to 12.96	3,091,976	0.00% to 1.65%	3.49%	4.94% to 1.24%
Wilshire VIT Small Cap Growth Fund – HM Shares	3,354,709	15.06 to 16.52	50,521,792	0.00% to 1.65%	0.00%	14.01% to 12.05%
Wilshire VIT Socially Responsible Fund – HM Shares	4,026,385	18.48 to 21.63	79,517,966	0.00% to 1.65%	1.16%	(2.66%) to (4.20%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY	2010 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2010

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2006

		Unit Fair Value		Expense Ratio	Investment	Total Return
		Lowest to	Net	Lowest to	Income	Highest to
Account Division	Units	Highest	Assets	Highest *	Ratio ***	Lowest **

AllianceBernstein VPS Large Cap Growth Portfolio	1,097,550	25.71 to 27.81	28,240,479	0.00% to 1.65%	0.00%	(0.64%) to (1.87%)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	15,417	19.15 to 19.27	296,669	0.95% to 1.65%	0.01%	6.75% to 5.78%
AllianceBernstein VPS Small Cap Growth Portfolio	5,910	13.21 to 13.30	78,364	0.95% to 1.65%	0.00%	(7.50%) to (8.46%)
Ariel Fund	608,764	54.41 to 63.37	36,001,178	0.00% to 1.65%	0.00%	10.36% to 8.99%
Ariel Appreciation Fund	1,013,931	51.11 to 57.32	54,252,282	0.00% to 1.65%	0.05%	10.93% to 9.60%
Cohen & Steers VIF Reality Fund, Inc.	114,737	15.79 to 15.85	1,816,917	0.95% to 1.65%	4.65%	34.45% to 33.75%
Credit Suisse Trust Small Cap Growth Portfolio	206,652	18.54 to 20.07	3,833,857	0.00% to 1.25%	0.00%	4.75% to 3.46%
Davis Value Portfolio	824,648	14.15 to 15.43	11,692,769	0.00% to 1.65%	0.82%	15.06% to 13.65%
Delaware VIP Growth Opportunities Service Class	65,145	18.06 to 18.43	1,178,415	0.95% to 1.65%	0.00%	5.08% to 4.76%
Delaware VIP Trend Series Service Class	18,746	33.45 to 34.16	628,750	0.95% to 1.65%	0.00%	6.34% to 5.99%
Dreyfus Midcap Stock Portfolio Service Class	45,145	20.48 to 20.64	925,177	0.95% to 1.25%	0.18%	6.67% to 6.39%
Fidelity VIP Growth Portfolio	1,145,122	34.97 to 38.42	40,681,206	0.00% to 1.65%	0.16%	6.57% to 5.28%
Fidelity VIP Growth & Income Portfolio	1,069,015	15.66 to 18.23	18,040,574	0.00% to 1.65%	0.63%	12.88% to 11.44%
Fidelity VIP High Income Portfolio	489,090	6.65 to 11.72	5,282,044	0.00% to 1.65%	8.65%	11.09% to 9.63%
Fidelity VIP Index 500 Portfolio	378,781	157.61 to 173.50	60,678,398	0.00% to 1.65%	1.39%	15.44% to 14.02%
Fidelity VIP Investment Grade Bond Portfolio	1,269,944	12.40 to 17.39	20,434,646	0.00% to 1.65%	3.63%	4.13% to 2.88%
Fidelity VIP Mid Cap Portfolio	1,252,753	33.81 to 40.36	46,799,282	0.00% to 1.65%	0.17%	12.42% to 11.01%
Fidelity VIP Overseas Portfolio	1,084,179	23.43 to 28.43	28,518,659	0.00% to 1.65%	0.61%	17.77% to 16.34%
Goldman Sachs VIT Structured Small Cap Equity Fund	97,870	15.43 to 17.56	1,702,618	0.95% to 1.65%	0.84%	11.21% to 10.88%
J.P. Morgan U.S. Large Cap Core Equity Portfolio	1,392,087	15.22 to 16.47	21,216,057	0.00% to 1.25%	0.97%	16.56% to 15.13%
Lord Abbett Series Fund Growth Opportunities Portfolio	112,517	14.54 to 14.66	1,638,244	0.95% to 1.25%	0.00%	6.85% to 6.52%
Neuberger Berman Genesis Fund	902,579	29.98 to 36.34	30,348,198	0.00% to 1.65%	0.64%	7.01% to 5.66%
Putnam VT Vista Fund	459,239	14.51 to 16.89	7,177,824	0.00% to 1.65%	0.00%	5.43% to 4.14%
Rainier Small/Mid Cap Equity Portfolio	429,530	37.48 to 49.68	19,752,842	0.00% to 1.65%	0.00%	14.68% to 13.27%
Royce Capital Fund Small-Cap Portfolio	437,927	11.03 to 11.61	5,050,249	0.95% to 1.65%	0.08%	14.50% to 14.17%
T. Rowe Price Equity Income Portfolio VIP II	23,175	25.37 to 25.44	589,463	0.95% to 1.65%	1.67%	15.05% to 14.60%
T. Rowe Price Small-Cap Stock Fund Advisor Class	393,280	42.78 to 46.29	16,837,675	0.00% to 1.25%	0.00%	12.52% to 11.12%
T. Rowe Price Small-Cap Value Fund Advisor Class	411,647	50.15 to 54.23	20,662,673	0.00% to 1.25%	0.49%	16.02% to 14.60%
T. Rowe Price VIP Prime Reserves Portfolio	957,241	1.02 to 1.02	980,180	0.95% to 1.65%	6.88%	3.00% to 3.00%
Wells Fargo Advantage VT Discovery Fund	598,291	16.10 to 16.44	9,634,293	0.00% to 1.65%	0.00%	14.64% to 13.30%
Wells Fargo Advantage VT Opportunity Fund	284,629	35.39 to 38.18	10,075,310	0.00% to 1.25%	0.00%	12.23% to 10.84%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,785,898	11.98 to 12.97	21,395,085	0.00% to 1.25%	1.17%	14.68% to 13.23%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,212,494	11.70 to 12.71	14,231,118	0.00% to 1.65%	0.95%	14.40% to 13.15%
Wilshire Target Large Co. Growth Portfolio Institutional	652,993	35.00 to 37.89	22,855,092	0.00% to 1.25%	0.00%	5.34% to 4.04%
Wilshire Target Large Co. Growth Portfolio Investment	476,657	34.06 to 36.93	16,269,078	0.00% to 1.65%	0.00%	4.94% to 3.65%
Wilshire Target Large Co. Value Portfolio Investment	1,010,296	24.76 to 32.85	30,775,024	0.00% to 1.65%	0.86%	18.51% to 17.05%
Wilshire Target Small Co. Growth Portfolio Investment	156,600	22.69 to 25.18	3,570,913	0.00% to 1.25%	0.00%	11.07% to 9.77%
Wilshire Target Small Co. Value Portfolio Investment	156,773	18.77 to 31.34	4,540,828	0.00% to 1.65%	0.18%	19.64% to 18.17%
Wilshire VIT 2010 Aggressive Fund	14,781	10.42 to 10.47	154,543	0.95% to 1.65%	0.00%	7.52% to 6.77%
Wilshire VIT 2010 Conservative Fund	43,658	10.34 to 10.39	452,608	0.95% to 1.65%	0.00%	6.01% to 5.26%
Wilshire VIT 2010 Moderate Fund	29,326	10.35 to 10.40	304,662	0.95% to 1.65%	0.00%	6.31% to 5.56%
Wilshire VIT 2015 Moderate Fund	185,103	10.42 to 10.47	1,935,046	0.95% to 1.65%	0.00%	7.36% to 6.46%
Wilshire VIT 2025 Moderate Fund	130,407	10.48 to 10.53	1,371,803	0.95% to 1.65%	0.00%	8.43% to 7.67%
Wilshire VIT 2035 Moderate Fund	30,894	10.46 to 10.50	323,882	0.95% to 1.65%	0.00%	8.13% to 7.38%
Wilshire VIT 2045 Moderate Fund	27,488	10.47 to 10.52	288,884	0.95% to 1.65%	0.00%	8.43% to 7.68%
Wilshire VIT Balanced Fund – HM Shares	11,192,957	20.13 to 24.40	252,323,998	0.00% to 1.65%	3.39%	11.59% to 10.22%
Wilshire VIT Equity Fund – HM Shares	11,536,345	25.24 to 28.07	299,817,043	0.00% to 1.65%	0.91%	16.96% to 15.50%
Wilshire VIT Income Fund – HM Shares	1,392,269	12.36 to 18.93	24,325,701	0.00% to 1.65%	4.10%	4.01% to 2.70%
Wilshire VIT International Equity Fund – HM Shares	2,973,151	15.51 to 16.80	46,152,212	0.00% to 1.65%	0.77%	23.80% to 22.22%
Wilshire VIT Short-Term Investment Fund – HM Shares	263,769	10.73 to 12.35	3,013,273	0.00% to 1.65%	3.88%	5.20% to 3.92%
Wilshire VIT Small Cap Growth Fund – HM Shares	3,626,620	13.38 to 14.60	48,546,140	0.00% to 1.65%	0.00%	11.29% to 9.94%
Wilshire VIT Socially Responsible Fund – HM Shares	4,202,774	19.29 to 22.22	86,307,411	0.00% to 1.65%	1.18%	20.56% to 19.01%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

These funds became available May 1, 2006 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2010 and 2009
(With Independent Auditors’ Report Thereon)

Independent Auditors’ Report
The Board of Directors
Horace Mann Life Insurance Company:
We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory statements of operations, capital and surplus and cash flow for each of the years in the three-year period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described more fully in Notes 1 and 8 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2010.
Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2010 and 2009, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2010, on the basis of accounting described in Notes 1 and 8.
As discussed in Note 1 to the statutory financial statements, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 as of December 31, 2009.
Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.
April 26, 2011

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2010 and 2009
(In thousands)

	December 31
Admitted Assets	2010	2009
Cash and investments:
Bonds	$3,704,525	$3,244,098
Preferred stocks	20,422	100,663
Common stocks	41	4,372
Mortgage loans on real estate	12,927	15,572
Cash	1,156	1,812
Short-term investments	163,926	244,787
Contract loans	121,914	113,503
Receivable for securities and other invested assets	32,033	26,386

Total cash and investments	4,056,944	3,751,193

Investment income due and accrued	43,659	42,134
Uncollected premiums	586	616
Deferred premiums booked but deferred and not yet due	46,834	46,284
Current federal income tax recoverable	15,899	2,928
Deferred tax assets	11,314	11,972
Guaranty funds receivable or on deposit	321	282
Receivable from parent, subs or affiliates	1,366	3,284
Other assets	1,882	1,924
Variable annuity assets held in separate accounts	1,375,656	1,226,430

Total admitted assets	$5,554,461	$5,087,047

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2010 and 2009
(In thousands, except share data)

	December 31
Liabilities and Capital and Surplus	2010	2009
Policy liabilities:
Aggregate reserves:
Life and annuity	$3,631,898	$3,354,013
Accident and health	5,113	5,759
Unpaid benefits:
Life	13,546	11,461
Accident and health	185	234
Policyholder funds on deposit	112,036	116,834
Remittances not allocated	753	1,201

Total policy liabilities	3,763,531	3,489,502

Interest maintenance reserve	60,631	45,897
Accrued expenses	1,512	2,225
Transfer from separate accounts accrued for expense allowances recognized in reserves	(13,546)	(12,397)
Amounts retained by Company as trustee	17,628	15,930
Other liabilities	656	790
Asset valuation reserve	5,395	4,520
Payable to parent, subsidiaries and affiliates	135	7
Payable for securities	20,000	6,593
Variable annuity liabilities held in separate accounts	1,375,656	1,226,430

Total liabilities	5,231,598	4,779,497

Capital and surplus:
Capital stock, $1 par value.
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Special surplus funds — additional admitted deferred tax assets	7,359	7,881
Unassigned surplus	269,300	253,465

Total capital and surplus	322,863	307,550

Total liabilities and capital and surplus	$5,554,461	$5,087,047

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
December 31, 2010, 2009 and 2008
(In thousands)

	Year Ended December 31
	2010	2009	2008
Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$94,498	$95,206	$97,036
Annuity	395,469	349,804	311,747
Accident and health	3,451	3,677	3,911
Supplementary contracts	9,147	4,397	6,753

Total premiums, annuity and supplementary contract considerations	502,565	453,084	419,447

Net investment income	235,739	212,795	194,699
Amortization of interest maintenance reserve	4,892	2,601	1,561
Management fee income from separate accounts	15,547	12,715	15,694
Fees from sales of third-party vendor products	3,854	4,035	4,374
Other	2,686	2,192	3,118

Total revenue	765,283	687,422	638,893

Benefits and expenses:
Provisions for claims and benefits:
Life	105,065	102,840	102,026
Annuity	486,203	429,230	398,377
Accident and health	1,185	1,543	1,994
Supplementary contracts	19,621	14,362	17,685

Total claims and benefits	612,074	547,975	520,082

Commissions	30,317	28,397	26,793
General and other expenses	60,238	60,479	59,139

Total benefits and expenses	702,629	636,851	606,014

Net gain before dividends to policyholders and federal income tax expense	62,654	50,571	32,879
Federal income tax expense	10,794	12,745	1,701

Net gain from operations	51,860	37,826	31,178
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	(5,339)	1,666	(41,921)

Net income (loss)	$46,521	$39,492	$(10,743)

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2010, 2009, and 2008
(In thousands)

	Year Ended December 31
	2010	2009	2008
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Special surplus funds — additional admitted deferred tax assets:
Balance at beginning of year	7,881	—	—
Change in additional admitted deferred tax assets	(522)	7,881	—

Balance at end of year	7,359	7,881	—

Unassigned surplus:
Balance at beginning of year	253,465	224,229	230,407
Net income (loss)	46,521	39,492	(10,743)
Change in net deferred income tax	(11,015)	(9,536)	5,851
Change in non-admitted assets	10,963	9,398	(5,778)
Change in net unrealized capital gains (losses)	241	(595)	355
Change in reserves due to changes in valuation basis	—	—	11,437
Change in asset valuation reserve	(875)	(4,428)	19,336
Change in accounting for structured securities	—	905	—
Dividends to stockholder	(30,000)	(6,000)	(24,000)
Correction of prior year exhibit 5 reserve error	—	—	(2,636)

Balance at end of year	269,300	253,465	224,229

Total capital and surplus	$322,863	$307,550	$270,433

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2010, 2009, and 2008
(In thousands)

	Year Ended December 31
	2010	2009	2008
Cash from operations:
Revenue received:
Premiums considerations and deposits	$502,596	$453,520	$420,183
Investment income	213,132	197,175	194,115
Management fee income from Separate accounts	15,547	12,715	15,694
Fees from sales of third party vendor products	3,854	4,035	4,374
Other income	2,686	2,192	3,118

Total revenue received	737,815	669,637	637,484

Benefits and expenses paid:
Claims, benefits and net transfers	333,800	324,209	321,730
Expenses	91,965	89,201	86,767
Federal income taxes	25,200	10,480	7,294

Total benefits and expenses paid	450,965	423,890	415,791

Net cash from operations	286,850	245,747	221,693

Cash from investments:
From investments sold or matured:
Bonds	1,039,918	1,585,832	781,014
Stocks	98,614	21,819	18,116
Mortgage loans	2,979	634	618
Net loss on cash, cash equivalents and short-term investments	—	—	(1,073)
Other invested assets	1,967	7,358	—
Miscellaneous proceeds	6,460	8,139	866

Total investment proceeds	1,149,938	1,623,782	799,541

Cost of investments acquired:
Bonds	(1,464,714)	(1,721,970)	(821,160)
Stocks	(13,503)	(11,225)	(47,614)
Other invested assets	—	(16,910)	—
Miscellaneous applications	—	—	(13)

Total investments acquired	(1,478,217)	(1,750,105)	(868,787)

Net increase in contract loans	(8,411)	(7,022)	(6,769)

Total for investments acquired	(1,486,628)	(1,757,127)	(875,556)

Net cash used for investments	(336,690)	(133,345)	(76,015)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
December 31, 2010, 2009 and 2008
(In thousands)

	Year Ended December 31
	2010	2009	2008
Cash from financing and miscellaneous:
Cash provided (applied):
Securities lending	—	—	(76,850)
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(4,734)	(11,026)	(9,463)
Dividends to stockholders	(30,000)	(6,000)	(24,000)
Other cash provided (applied)	3,057	11,745	(15,979)

Net cash used for financing and miscellaneous	(31,677)	(5,281)	(126,292)

Net change in cash and short term investments	(81,517)	107,121	19,386
Cash and short-term investments at beginning of year	246,599	139,478	120,092

Cash and short-term investments at end of year	$165,082	$246,599	$139,478

See accompanying notes to statutory financial statements

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA), formerly known as Allegiance Life Insurance Company. Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
During 2010, 2009 and 2008, the Company has not participated in any business combinations nor discontinued any operations.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC SAP without modification. At December 31, 2010 and 2009 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. The Company used a pricing service in determining the fair value of its bonds when NAIC fair value was not available.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities when NAIC fair
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
value was not available. When pricing sources can not provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. When the NAIC fair value is not available, common stocks are valued by using non-binding broker quotes.
Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.
Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2010, 2009 and 2008. The Company did not reduce interest rates of any outstanding mortgage loans during 2010, 2009 and 2008. During 2010, 2009 and 2008, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
At December 31, 2010 and 2009, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.
Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if the Company has the intent to sell the debt security or if management does not expect to recover the entire cost basis of the debt security, an other-than-temporary impairment is considered to have occurred. For equity securities, if the Company does not have the ability and intent to hold the security for the recovery of cost within a reasonable period of time or if recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred. Additionally, if events become known that call into question whether the security issuer has the ability to honor its contractual commitments, such security holding will be evaluated to determine whether or not such security has suffered an other-than-temporary decline in value.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) whether the issuer is current on contractually obligated interest and principal payments, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. The Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:

	2010	2009
Bonds, preferred stocks and short-term investments	$3,736	$3,976
Mortgage loans	1	23
Real estate and other invested assets	1,657	408
Common stocks	1	113

Total AVR	$5,395	$4,520

At December 31, 2010 and 2009 the AVR was held at a level equal to 18.13% and 17.80%, respectively of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2010 and 2009 were $4,200 and $3,701, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Reserve for Supplementary Contracts Without Life Contingencies
This reserve represents the present value of future payments discounted with interest only. At December 31, 2010 and 2009 this liability was $111,379 and $116,113 respectively, based on average credited interest rates of 3.69% and 3.70% in 2010 and 2009, respectively and is included in “policyholder funds on deposit.”
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2010, were as follows:

	Gross	Net of Loading
Ordinary new business	$1,993	$1,074
Ordinary renewal	38,792	46,396
Group Life	92	92

Total	$40,877	$47,562

Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets for the Funds.
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer long-term care policies, variable universal life policies and fixed interest rate universal life insurance with three third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
The Company has entered into a third-party vendor agreement with American Funds Distributors, Inc. (AFD) to market their retail mutual funds. In addition to retail mutual funds accounts, the Company’s agents can also offer a 529 college savings program and Coverdell Education Savings Accounts utilizing AFD funds. The Company has also entered into third party vendor agreements to offer 403(b)(7) tax-deferred mutual fund investment programs for school districts that would like to have product choices beyond traditional 403(b) annuity programs. The Company has also expanded its product offerings to include fixed indexed annuities and single premium immediate annuities through additional marketing alliances. These third-party vendors underwrite these accounts or contracts and the Company receives commissions on the sales of these products.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in one year, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 10% of adjusted surplus plus gross deferred tax liabilities (DTL). For 2009 and 2010, SSAP 10R allows additional admissibility of DTAs and imposes a valuation allowance utilizing a “more-likely-than-not” standard. Companies that meet certain risk-based capital thresholds can elect to admit DTAs based on reversals over three years and an increased surplus limitation of 15%. Effective December 31, 2009, the Company adopted SSAP 10R and elected to admit DTAs under the enhanced admissibility rules for the years ended December 31, 2010 and 2009. The change in net deferred income taxes is included directly in surplus. The additional admitted asset from SSAP 10R is included in surplus as special surplus funds.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Subsequent Events
The Company had no Type I or Type II subsequent events to record for the year. Subsequent events were evaluated through April 25, 2011 for the audited financial statements that were available to be issued on April 25, 2011.
Adoption of SSAP 10R
Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R (SSAP 10R), Income Taxes — Revised, A Temporary Replacement of SSAP No. 10. This guidance amends the accounting and reporting for deferred federal
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
income taxes. The Company elected to admit additional deferred tax assets in the amount of $7,359 and $7,881 at December 31, 2010 and 2009, respectively.
Adoption of SSAP 43R
Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43 Revised (SSAP 43R), “Loan Backed and Structured Securities”. This guidance amends the accounting and reporting for other-than-temporary impaired loan backed and structured securities. If the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, SSAP 43R requires the Company to assess whether the impairment is other-than-temporary. Even if the Company does not intend to sell the security, and has the intent and ability to hold the security, a non-interest related loss may have occurred. If the present value of cash flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred. When an other-than-temporary impairment has occurred due to a non-interest related decline, the amount of the other-than-temporary impairment recognized as a realized loss shall equal the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected.
The Company’s adoption of this guidance resulted in a cumulative-effect adjustment to the July 1, 2009 opening balance of capital and surplus of $905. The cost basis in bonds was increased by $1,392 and the adjustment, net of applicable taxes is reflected in the Statutory Statements of Capital and Surplus.
Actuarial Valuation Basis Changes
Three changes in reserve valuation bases were recorded by the Company during 2008 due to refinements in the reserve calculations. The first change was related to reserves calculated using “Excess of valuation net premiums over corresponding gross premiums”. In accordance with Section 8 of the Standard Valuation Law, deficiency reserves are calculated at the contract level. The 2007 deficiency reserves on supplemental benefits were recalculated by comparing net and gross premiums at the contract level instead of on a benefit level and the resulting decrease in Aggregate Life and Annuity Reserves due to this valuation basis change was $2,343.
The Company also changed the mortality table used for the alternative minimum reserve calculation from the 2001 CSO composite mortality table to the tobacco-distinct 2001 CSO table for plans utilizing X-factors to more closely reflect the risk of the underlying business. The 2007 reserves were recalculated using the tobacco-distinct mortality table and the resulting decrease in Aggregate Life and Annuity Reserves was $1,675.
There was also a change in the valuation basis for Supplementary Contracts with Life Contingencies recorded in Aggregate Life and Annuity reserves. Historically, the Company held the greater of the calculated statutory reserve and the GAAP reserve for the reported statutory reserve on supplemental contracts with life contingencies. Due to refinements in the reserve calculations implemented during 2008, the 2007 reserves were recalculated removing the GAAP reserve constraint and the resulting decrease due to the valuation basis change was $7,419.
Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus were adjusted in 2008 to reflect these valuation basis changes.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
Correction of Immaterial Error
During 2008, the Company discovered that X-factors were incorrectly applied to the mortality tables past the end of the select period for the alternative minimum reserve calculation. As a result, the December 31, 2007 miscellaneous reserve for “Excess of valuation net premiums over corresponding gross premiums” reflected within Aggregate Life and Annuity Reserves was understated by $2,636. Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus as of December 31, 2007 were adjusted in 2008 to correct this immaterial error.
Reclassifications
The Company has reclassified the presentation of certain prior year information to conform with the 2010 presentation.
(2) Investments
Net Investment Income
The components of net investment income were as follows:

	2010	2009	2008
Interest on bonds	$223,687	$200,570	$181,946
Preferred stock income	6,398	7,020	7,200
Interest on mortgage loans	1,493	1,379	1,426
Interest on short-term investments	499	206	1,330
Interest on contract loans	7,328	6,885	6,130
Other investment income	2,198	1,974	1,121

Gross investment income	241,603	218,034	199,153
Investment expenses	5,864	5,239	4,454

Net investment income	$235,739	$212,795	$194,699

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2010 and 2009.
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
The IMR at December 31 is as follows:

	2010	2009	2008
Reserve balance, beginning of year	$45,897	$26,111	$30,383
Current year capital (losses) gains, net of tax	19,626	22,387	(2,711)
Amortization of IMR	(4,892)	(2,601)	(1,561)

Reserve balance, end of year	$60,631	$45,897	$26,111

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2010	2009	2008
Bonds	$14,928	$32,886	$(39,422)
Common stocks	1,974	(1,301)	(1,259)
Preferred stocks	(1,181)	(3,913)	(5,088)
Short-term	—	—	(1,074)

Net realized investment gains (losses)	15,721	27,672	(46,843)

Less federal income tax expense (benefit)	1,434	3,619	(2,211)
Transferred to IMR	(19,626)	(22,387)	2,711

Net realized investment gains (losses) net of tax and transfers to IMR	$(5,339)	$1,666	$(41,921)

Net realized gains were $15,721 in 2010 compared to net realized gains of $27,672 in 2009 and net realized losses of $46,843 in 2008. The net gains were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $6,282 in 2010 compared to $11,179 and $42,333 in 2009 and 2008, respectively. The 2010 impairment losses were all related to bonds. The 2009 impairment losses included $5,016 of bonds, $4,825 of preferred stocks, $438 of common stocks and $900 of the Reserve Fund money market fund. The 2008 impairment losses included $36,395 of bonds, $3,605 of preferred stocks, $1,259 of common stocks and $1,074 of the Reserve Fund money market fund. Gains realized in 2010 included $3,261 from the sale of securities that had been previously impaired. An additional small gain of $446 was recorded due to recovery from litigation proceeds for securities that were impaired and totally disposed of in prior years. Gains realized in 2009 included $1,546 due to recovery from litigation proceeds for securities that were impaired and totally disposed of in prior years. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
Change in Net Unrealized Capital Gains (Losses)
Common stocks are carried at fair value. The resulting unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains also include the impact of deferred taxes. This amount was $(341), $(471), and $(150) at December 31, 2010, 2009, and 2008 respectively.

	2010	2009	2008
Net unrealized capital gains (losses):
Beginning	$875	$280	$635
End of year	634	875	280

Change in net unrealized capital gains (losses)	$241	$(595)	$355

Bonds and Preferred Stock
At December 31, 2010 and 2009, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer
		Unrealized		Unrealized
December 31, 2010	Fair Value	Losses	Fair Value	Losses
Bonds
U.S. Governments	$311,220	$21,630	$—	$—
All Other Governments	—	—	—	—
States, Territories And Possessions (Direct and Guaranteed)	154,273	5,840	6,796	1,064
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	41,757	1,665	1,907	1
Industrial & Miscellaneous (Unaffiliated)	229,457	7,264	68,773	25,030
Credit Tenant Loans (Unaffiliated)	7,025	247	—	—
Hybrid Securities	4,762	451	14,657	3,893
Preferred stocks	—	—	—	—

Total	$748,494	$37,097	$92,133	$29,988

	Less than 12 months		12 months or longer
		Unrealized		Unrealized
December 31, 2009	Fair Value	Losses	Fair Value	Losses
Bonds
U.S. Governments	$299,712	$14,528	$—	$—
All Other Governments	19,349	497	—	—
States, Territories And Possessions (Direct and Guaranteed)	154,993	4,160	7,331	664
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	113,857	2,128	2,399	69
Industrial & Miscellaneous (Unaffiliated)	216,435	6,802	354,638	84,963
Credit Tenant Loans (Unaffiliated)	3,986	361	—	—
Hybrid Securities	—	—	30,203	4,309
Preferred stocks	5,004	826	46,571	9,100

Total	$813,336	$29,302	$441,142	$99,105

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
At December 31, 2010, the gross unrealized capital loss position in the investment portfolio was $67,085 (212 positions and less than 2% of the investment portfolio’s fair value). Securities with an investment grade rating represented 84% of the gross unrealized capital losses. The largest single unrealized capital loss was $4,343 on Morgan Stanley Capital I bonds. The portfolio included 40 securities that have been in an unrealized capital loss position for greater than 12 months, totaling 29,988. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2010 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2010.
The carrying value and statutory fair value of investments in bonds, preferred and common stocks as of December 31, 2010 and 2009 are as follows:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
December 31, 2010	Value	Gains	Losses	Value
Bonds
U.S. Governments	$503,816	$6,125	$(21,630)	$488,311
All Other Governments	40,869	2,700	—	43,569
States, Territories and Possessions (Direct and Guaranteed)	527,924	21,395	(6,904)	542,415
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	462,078	28,731	(1,666)	489,143
Industrial & Miscellaneous (Unaffiliated)	2,073,695	175,111	(32,294)	2,216,512
Credit Tenant Loans (Unaffiliated	29,765	315	(247)	29,833
Hybrid Securities	66,378	3,409	(4,344)	65,443
Preferred Stocks	20,422	2,567	—	22,989
Common Stocks	41	—	—	41

Total	$3,724,988	$240,353	$(67,085)	$3,898,256

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
December 31, 2009	Value	Gains	Losses	Value
Bonds
U.S. Governments	$358,404	$1,909	$(14,528)	$345,785
All Other Governments	37,718	2,393	(497)	39,614
States, Territories and Possessions (Direct and Guaranteed)	335,846	10,183	(4,824)	341,205
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	472,003	18,901	(2,197)	488,707
Industrial & Miscellaneous (Unaffiliated)	1,997,496	109,352	(91,765)	2,015,083
Credit Tenant Loans (Unaffiliated	7,334	128	(361)	7,101
Hybrid Securities	35,297	15	(4,309)	31,003
Preferred Stocks	100,663	3,347	(9,926)	94,084
Common Stocks	4,372	—	—	4,372

Total	$3,349,133	$146,228	$(128,407)	$3,366,954

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $395,588 and $344,715; Federal Home Loan Mortgage Association of $336,769 and $372,788; Government National Mortgage Association of $103,971 and $38,058; and Other Government of $129,565 and $12,256 as of December 31, 2010 and 2009, respectively.
Bonds by NAIC class at December 31 are as follows:

	2010		2009
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Class 1	$2,494,830	$2,595,492	$2,271,451	$2,308,832
Class 2	1,044,985	1,118,536	807,507	819,964
Class 3	61,276	63,479	88,423	73,468
Class 4	76,869	77,840	67,079	57,234
Class 5	25,062	18,026	8,001	6,502
Class 6	1,503	1,853	1,637	2,498

Total by class	$3,704,525	$3,875,226	$3,244,098	$3,268,498

At December 31, 2010, .19% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AAA and NAIC 1 -the highest ratings. The fair value of CMOs at December 31, 2010 was $263,247 compared to a $254,257 carrying value. The average duration of the Company’s investment in CMOs was 9.7 years at December 31, 2010.
At December 31, 2010 and 2009, 2.6% and 1.3% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.

	Carrying	Fair
December 31, 2010	Value	Value
Due in one year or less	$133,812	$139,978
Due after one year through five years	616,184	644,577
Due after five years through ten years	1,069,745	1,119,038
Due after ten years through twenty years	964,777	1,009,233
Due after twenty years	920,007	962,400

Total bonds	$3,704,525	$3,875,226

Proceeds from the sale of investments in bonds and stocks during 2010, 2009 and 2008 were $549,591, $1,271,184 and $485,953, respectively. Gross gains of $34,787, $45,277 and $8,203 and gross losses of $17,930, $7,316 and $13,961 were realized on those sales for 2010, 2009 and 2008, respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
Loan-backed and Structured Securities
At December 31, 2010, the Company had loan-backed securities with a fair value of $1,084,052 and a carrying value of $1,055,219. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
The other-than-temporary impairments (OTTI) on loan-backed and structured securities recognized during the year ended December 31, 2010 and 2009 were as follows:

	Amortized		Non
	Cost Basis	Interest	Interest	Fair
	Before OTTI	OTTI	OTTI	Value
Year Ended December 31, 2010

Intent to sell	$7,338	$—	$4,345	$2,993
Inability or lack of intent to hold	1,601	—	1,082	519

Total	8,939	—	5,427	3,512

Year Ended December 31, 2009

Intent to sell	300	—	150	150
Inability or lack of intent to hold	5,001	—	2,875	2,126

Total	$5,301	$—	$3,025	$2,276

As of December 31, 2010, the Company held six structured securities with a recognized other-than-temporary impairment, two of which were impaired during the current year. The basis for the other-than-temporary impairment of both structured securities (all non-interest related) was due to the present value of cash flows expected being less than the amortized cost basis of the security. The projected cash flows, recognized other-than-temporary impairment, amortized cost, and fair value of these six securities at December 31, 2010 are as follows:

	Book/Adj
	Carrying Value
	Amortized Cost	Projected		Amortized
	Before current	Cash	Recognized	Cost after
CUSIP	Period OTTI	Flows	OTTI	OTTI	Fair Value
05539TAE5	$2	$2	$—	$2	$5
1248MMAB7	7	7	—	7	150
3622MSAC6	1,148	500	648	500	41
3622MSAC6	453	19	434	19	19
49636RAN9	2,126	2,126	—	2,126	982
87246KAA4	1,441	1,441	—	1,441	2,411

	$5,177	$4,095	$1,082	$4,095	$3,608

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
At December 31, 2010, the Company had loan-backed and structured securities with an aggregate unrealized loss of $30,639. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:

Less than 12 months		12 months or more
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$147,617	$(6,165)	$59,649	$(24,474)
Subprime Mortgage Related Risk Exposure
The Company has three securities with direct sub-prime exposure. One security is a collateralized debt obligation with original cost of $4,908, book adjusted carrying value of $7, fair value of $7 and other than temporary impairment losses to date of $4,440. The other two securities are AA- rated home equity asset-backed securities with a book adjusted carrying value of $326 and a fair value of $274. The characteristics of the Company’s sub-prime mortgage loan, a collateralized debt obligation, include the following: low average Fair Isaac Credit Organization (FICO) score (less than 650), high weighted average coupon relative to other mortgage-backed securities of similar loan age and issue date, high prepayment penalties, and a high percentage of hybrid loans or negative amortizing loans.
Deposits
Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2010	2009
Held for all policyholders	$1,680	$1,677
Held for policyholders in certain states	1,083	1,094

Total deposits	$2,763	$2,771

Securities Lending
The Company loans bonds to third parties, primarily major brokerage firms. Beginning in the third quarter of 2007, the Company reduced the amount of bonds that it loans compared to the previous levels and at December 31, 2008 the Company’s securities lending program was suspended. As of December 31, 2010 and 2009, the Company had no securities on loan. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the loan, and the collateral is maintaining at 102% of the fair value of the loan. The separate account of the Company does not participate in any securities lending program.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2010 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality	Interest
	2010	2009	table	rates
Life	$828,799	$799,636	1980 CSO	4.0-6.0%
	1,313	1,395	1958 CET	2.5-4.5
	143,089	146,546	1958 CSO	2.5-4.5
	91,864	81,299	Various	2.5-5.5
	6,209	6,528	1941 CSO	2.5-3.0

Annuity	1,524,795	1,446,866	1971 IAM	3.0-5.5
	64,981	66,517	a-1949	3.0-5.5
	878	1,022	1937 SAT	3.0
	134	181	MGDB
	697,821	544,516	a-2000	1.5-3.5
	166,501	156,108	1983a	3.0-4.5

Supplementary contract with life contingencies	34,971	38,202	1983a	6.25-11.0
	69,386	63,784	a-2000	5.25-7.0
	1,005	1,223	1971 IAM	4.5-11.25
	152	190	1937 SAT	3.5

Total	$3,631,898	$3,354,013

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

	2010		2009
		% of		% of
	Amount	Total	Amount	Total
Subject to discretionary withdrawal

With fair value adjustment	$45,321	1%	$43,358	1%
At book value less current surrender charge of 5% or more	1,311,736	33%	1,215,042	33%
At fair value	1,362,110	33%	1,214,033	33%

Total with adjustment or at fair value	2,719,167		2,472,433

At book value without adjustment (minimal or no charge or adjustment)	1,209,467	30%	1,072,961	30%
Not subject to discretionary withdrawal	105,515	3%	103,399	3%

Total (gross)	4,034,149	100%	3,648,793	100%

Reinsurance ceded	36		38

Total (net)*	$4,034,113		$3,648,755

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	2010	2009
Life & Accident & Health Annual Statement:

Exhibit 5, Annuities Section, Total (net)	$2,455,110	$2,215,210
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	105,514	103,399
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	111,379	116,113

Subtotal	2,672,003	2,434,722

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	1,359,224	1,211,363
Exhibit 3, Line 0399999, Column 2	2,886	2,670

Subtotal	1,362,110	1,214,033

Combined Total	$4,034,113	$3,648,755

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2010	2009
Present value of amounts not yet due on claims (3% interest rate)	$4,866	$5,451
Additional contract reserves	127	173
Unearned premiums and other	120	135

Aggregate accident and health reserves	$5,113	$5,759

The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $4,694 and $5,334 of such discounted reserves at December 31, 2010 and 2009, respectively. The aggregate amount of discount at December 31, 2010 and 2009 was $998 and $996, respectively.
Unpaid Benefits
Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:

	2010	2009
Aggregate reserves for accident and health	$5,113	$5,759
Unpaid benefits for accident and health	185	234
Less: Additional contract reserves	(127)	(173)
Unearned premiums and other	(120)	(135)

Accident and health claim reserves and liabilities	$5,051	$5,685

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2010	2009	2008
Net balance at January 1	$5,685	$6,184	$6,465

Incurred related to:
Current year	1,651	1,759	1,989
Prior years	(405)	(140)	69

Total incurred	1,246	1,619	2,058

Paid related to:
Current year	438	508	679
Prior years	1,442	1,610	1,660

Total paid	1,880	2,118	2,339

Net balance at December 31	$5,051	$5,685	$6,184

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $405, decreased by $140, and increased by $69 in 2010, 2009, and 2008 respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $90,613, $102,178, and $83,748 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2010, 2009 and 2008, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $12,809 and $13,103 as of December 31, 2010 and 2009, respectively.
The Company had net balances receivable from affiliates of $1,231 and $3,277 at December 31, 2010 and 2009, respectively.
ELICA reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ELICA also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
(5) Federal Income Taxes
The Company adopted SSAP 10R, Income Taxes Revised, a Temporary Replacement of SSAP 10 effective December 31, 2009. The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:

	2010			2009			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$43,136	$3,964	$47,100	$43,913	$11,190	$55,103	$(777)	$(7,226)	$(8,003)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	43,136	3,964	47,100	43,913	11,190	55,103	(777)	(7,226)	(8,003)
Deferred tax liabilities	27,707	—	27,707	24,565	—	24,565	3,142	—	3,142

Net deferred tax asset (liability)	15,429	3,964	19,393	19,348	11,190	30,538	(3,919)	(7,226)	(11,145)
Deferred tax assets nonadmitted	4,115	3,964	8,079	7,376	11,190	18,566	(3,261)	(7,226)	(10,487)

Admitted deferred tax asset (liability)	$11,314	$—	$11,314	$11,972	$—	$11,972	$(658)	$—	$(658)

The Company has elected to admit deferred tax assets (DTAs) pursuant to paragraph 10e of SSAP 10R for the years ended December 31, 2010 and December 31, 2009.
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 10R was as follows:

	2010			2009			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10a, 10b, and 10c:
Paragraph 10a	$3,955	$—	$3,955	$4,091	$—	$4,091	$(136)	$—	$(136)
Paragraph 10b (the lesser of 10bi and 10bii below)	—	—	—	—	—	—	—	—	—
Paragraph 10bi	—	—	—	—	—	—	—	—
Paragraph 10bii	—	—	31,783	—	—	28,114	—	—	3,669
Paragraph 10c	27,707	—	27,707	24,565	—	24,565	3,142	—	3,142

Total	$31,662	$—	$31,662	$28,656	$—	$28,656	$3,006	$—	$3,006

SSAP No. 10R Paragraph 10e:
Paragraph 10ei	$11,314	$—	$11,314	$11,972	$—	$11,972	$(658)	$—	$(658)
Paragraph 10eii (the lesser of 10eiia and 10eiib below)	—	—	—	—	—	—	—	—	—
Paragraph 10eiia	—	—	—	—	—	—	—	—	—
Paragraph 10eiib	—	—	46,434	—	—	42,171	—	—	4,263
Paragraph 10eiii	27,707	—	27,707	24,565	—	24,565	3,142	—	3,142

Total	$39,021	$—	$39,021	$36,537	$—	$36,537	$2,484	$—	$2,484

The Company’s risk-based capital level used for purposes of paragraph 10d

Total adjusted capital			$320,899			$304,189			$16,710
Authorized control level			$32,178			$28,691			$3,487
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
The amount of admitted DTAs, admitted assets, statutory surplus and total adjusted capital in the risk based capital calculation and the increased amount of DTAs, admitted assets and surplus as the result of the application of paragraph 10e:

	2010			2009			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
SSAP 10R, Paragraphs 10a, 10b and 10c

Admitted Deferred Tax Assets	$3,955	$—	$3,955	$4,091	$—	$4,091	$(136)	$—	$(136)
Admitted Assets	—	—	5,547,102	—	—	5,079,166	—	—	467,936
Adjusted Statutory Surplus	—	—	315,504	—	—	299,669	—	—	15,835
Total Adjusted Capital from DTA	$—	$—	$3,955	$—	$—	$4,091	$—	$—	$(136)

Increase due to SSAP 10R, Paragraphs 10e

Admitted Deferred Tax Assets	$7,359	$—	$7,359	$7,881	$—	$7,881	$(522)	$—	$(522)
Admitted Assets	7,359	—	7,359	7,881	—	7,881	(522)	—	(522)
Adjusted Statutory Surplus	$7,359	$—	$7,359	$7,881	$—	$7,881	$(522)	$—	$(522)
Tax planning strategies did not have an effect on the Company’s net admitted deferred tax assets.
The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	2010			2009			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Net deferred tax asset (liability)	$15,429	$3,964	$19,393	$19,348	$11,190	$30,538	$(3,919)	$(7,226)	$(11,145)
Tax-effect of unrealized gains and losses	—	341	341	—	471	471	—	(130)	(130)

Net tax effect without unrealized gains and losses	$15,429	$3,623	$19,052	$19,348	$10,719	$30,067	$(3,919)	$(7,096)	$(11,015)

At December 31, 2010, the Company had no policyholder surplus account under the provisions of the Internal Revenue Code or any investments in foreign subsidiaries. At December 31, 2010, the Company had no temporary differences for which deferred tax liabilities were not recognized.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
Current and deferred income taxes incurred consist of the following major components:

	2010	2009	2008
Federal	$10,794	$12,745	$1,701
Foreign	—	—	—

Subtotal	10,794	12,745	1,701
Federal income tax on net capital gains	1,434	4,106	(2,211)
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and Foreign income taxes incurred	$12,228	$16,851	$(510)

Deferred income tax assets and liabilities consist of the following major components:

	2010	2009	Change
Deferred tax assets:
Ordinary:
Discounting of unpaid losses	$—	$—	$—
Unearned Premium Reserve	—	—	—
Policyholder reserves	27,396	27,863	(467)
Investments	—	389	(389)
Deferred acquisition costs	9,893	10,001	(108)
Policyholder dividend accrual	—	—	—
Fixed assets	—	—	—
Compensation and benefit accrual	4,545	4,329	216
Pension accrual	886	811	75
Receivables — nonadmitted	75	59	16
Net operating loss carry-forward	—	—	—
Tax credit carry-forward	—	—	—
Other	341	461	(120)

Subtotal	43,136	43,913	(777)
Statutory Valuation allowance	—	—	—
Nonadmitted deferred tax assets	4,115	7,376	(3,261)

Admitted ordinary deferred tax assets	$39,021	$36,537	$2,484

Capital:
Investments	$3,964	$11,190	$(7,226)
Net capital loss carry-forward	—	—	—
Real estate	—	—	—
Other	—	—	—

Subtotal	3,964	11,190	(7,226)
Statutory valuation allowance	—	—	—
Nonadmitted deferred tax assets	3,964	11,190	(7,226)

Admitted capital deferred tax assets	—	—	—

Admitted deferred tax assets	$39,021	$36,537	$2,484
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)

	2010	2009	Change
Deferred tax liabilities:
Ordinary:
Investments	$8,934	$6,625	$2,309
Fixed assets	723	487	236
Deferred and uncollected premium	16,639	16,441	198
Policyholder reserves	1,410	1,010	400
Other	1	2	(1)

Total ordinary deferred tax liabilities	27,707	24,565	3,142

Capital:
Investments	—	—	—
Real estate	—	—	—
Other	—	—	—

Total capital deferred tax liabilities	—	—	—

Total deferred tax liabilities	27,707	24,565	3,142

Net deferred tax asset (liability)	$11,314	$11,972	$(658)

The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

	2010	2009	2008
Current income taxes incurred	$12,228	$16,851	$(510)
Change in deferred income tax (without tax on unrealized gains and losses)	11,015	9,536	(5,851)

Total income tax reported	23,243	26,387	(6,361)

Income before taxes	78,375	79,635	13,964
	35%	35%	35%

Expected Income tax expense (benefit) at 35% statutory rate	27,431	27,872	(4,887)

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(1,359)	(804)	(1,179)
Nondeductible compensation for accruals	119	169	112
Tax adjustment for IMR	(1,712)	(910)	(546)
Deferred tax benefit on nonadmitted asset	(16)	10	12
Prior year surplus reserve adjustment	—	—	222
Resolution of contingent tax liabilities	(1,351)	—	(2,697)
Return to provision	70	(14)	(208)
Reserve basis change	—	—	3,101
Other	62	64	(291)

Total income tax reported	$23,243	$26,387	$(6,361)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
As of December 31, 2010, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.
The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are:

Year	Ordinary	Capital	Total
2010	$13,663	$1,460	$15,123
2009	$10,809	$4,077	$14,886
2008	$6,240	$—	$6,240
As of December 31, 2010, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2010, the Company had federal income tax returns for the 2006 through 2010 tax years still open and subject to examination by all major tax authorities. In 2010, the Internal Revenue Service (IRS) published guidance regarding separate account (variable annuity) dividend received deductions for life insurance companies in which they advised (1) they would concede appeals related to the issue and not raise the issue on audit unless the taxpayer changed its methodology for computing the deduction, and (2) any change in law regarding this deduction would be effective prospectively. As a result, the Company believes this issue is no longer uncertain and recorded a reduction of $1,335, including interest, in uncertain tax position liability related to the separate account dividend received deduction.
In 2008, the IRS completed its examination of the tax years 2002, 2004, 2005, 2006. As a result, the Company recorded a reduction in its liability for uncertain tax positions including interest of $2,993.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:

	2010	2009
Balance as of the beginning of the year	$1,211	$897
Additions based on tax contingencies related to the current year	—	362
Reductions for tax positions for prior years	(1,211)	(48)

Balance as of the end of the year	$—	$1,211

All of the liability for tax contingencies would affect income tax incurred if not realized. There are no contingencies for which it is reasonably possible the total tax contingency will significantly increase or decrease within the next 12 months.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
The Company classifies all interest and penalties as income tax expense. The 2010 expense for interest and penalties was $28 ($18 net of tax benefit); for 2009, this amount was $82 ($53 net of tax); for 2008, this amount was $12 ($8 net of tax). The Company has recorded $269 and $242 in gross liabilities for tax related interest and penalties on its Statutory Statement of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2010 and 2009, respectively.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2011 without prior approval are approximately $46,500. Ordinary dividends of $30,000, $6,000 and $24,000 were paid in 2010, 2009 and 2008, respectively.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into the three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method by which fair value was determined. The three levels are defined as follows.

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market.

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private debt and equity investments.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
December 31, 2010

Description	Level 1	Level 2	Level 3	Total
a.Assets measured at fair value:
Bonds
Industrial and Misc.	—	1,441	—	1,441

Total Bonds	$—	$1,441	$—	$1,441
Common Stock
Industrial and Misc.	41	—	—	41

Total Common Stock	$41	$—	$—	$41

Separate Account Assets	$—	$1,375,656	$—	$1,375,656

Total assets at fair value	$41	$1,377,097	$—	$1,377,138

b.Liabilities at fair value:

Separate Account Liabilities	$—	$1,375,656	$—	$1,375,656

Total liabilities at fair value	$—	$1,375,656	$—	$1,375,656
December 31, 2009

Description	Level 1	Level 2	Level 3	Total
a.Assets measured at fair value:
Bonds
Industrial and Misc.	—	812	—	812

Total Bonds	$—	$812	$—	$812
Common Stock
Industrial and Misc.	4,372	—	—	4,372

Total Common Stock	$4,372	$—	$—	$4,372

Separate Account Assets	$—	$1,226,430	$—	$1,226,430

Total assets at fair value	$4,372	$1,227,242	$—	$1,231,614

b.Liabilities at fair value:

Separate Account Liabilities	$—	$1,226,430	$—	$1,226,430

Total liabilities at fair value	$—	$1,226,430	$—	$1,226,430
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. There were no transfers of assets at fair value recorded in or out of Level 3 or between levels during the years ended December 31, 2010 and 2009.
Investments in fixed maturity and equity securities are carried at NAIC supplied prices, whenever available. When a price for a security is not available through the NAIC, the Company obtains the price from its custodian bank or investment managers. Both the investment managers and the custodian bank use a variety of independent, nationally recognized pricing sources to determine market valuations. Each designate specific pricing services or indexes for each sector of the market based upon the provider’s expertise. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, sector groupings, matrix pricing, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
For fixed maturity securities, each month the Company receives prices from its investment managers and custodian bank. Fair values for the Company’s fixed maturity securities are based primarily on prices provided by its investment managers and sometimes by its custodian bank. The prices from the custodian bank are compared to prices from the investment managers. Differences in prices between the sources that the Company considers significant are researched and the Company utilizes the price that it considers most representative of an exit price. Both the investment managers and the custodian bank use a variety of independent, nationally recognized pricing sources to determine market valuations. Each designate specific pricing services or indexes for each sector of the market based upon the provider’s expertise. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, sector groupings, matrix pricing, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. The broker-dealer’s valuation methodology is sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, they were generally classified as Level 2 inputs.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
the valuations provided by pricing sources. The Company’s fixed maturity securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services.
Fair values of equity securities have been determined by the Company from observable market quotations, when available. Equity securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying data for calculating the matrix of credit spreads relative to the U.S. Treasury curves are nationally recognized indices.
Fair values of the Separate Account assets are based on public quotations. Investment performance related to these assets is fully offset by corresponding amounts credited to contractholders with the liability reflected within Separate Account liabilities.
Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
There were no significant changes to the valuation process during 2010.
(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices
Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.

(l)	A statement of comprehensive income (loss) is required.

(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(n)	Deferred premium assets are not provided.

(o)	Tax liabilities are recorded only if it is more likely than not the position will not be sustainable upon audit by taxing authorities.

(p)	Policy and contract fees are recognized through the statements of operations when due. Under GAAP, these amounts are reported as unearned revenue and are recognized in income over the period in which the services are provided.
The aggregate effect of the foregoing differences has not been determined separately for the Company, but is presumed to be material.
(9)	Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2010	2009	2008
Direct life insurance premiums	$99,868	$100,374	$101,789
Life insurance premiums ceded:
To ELICA (formerly ALIC)	1,469	1,469	1,531
Other	3,901	3,699	3,222

Net life insurance premiums as reported	94,498	95,206	97,036

Life insurance reserves ceded:
To ELICA (formerly ALIC)	14,499	14,110	13,362
To other companies	5,073	4,828	4,196
Accident and health premiums ceded:
To other companies	1,664	1,771	1,856
Amounts recoverable from reinsurers on paid losses	343	493	238
The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. Through December 31, 2009, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence, with one reinstatement. Effective January 1, 2010, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $25,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
The Company has taken $3,306 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended since January 1, 2010, to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.
After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.
All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.
Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.
HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.
Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 3 years of service.
The Company has no obligations to current or former employees for benefits after their employment but before their retirement.
Total pension expense allocated to the Company was $3,648, $4,215, and $4,777 for 2010, 2009 and 2008, respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
Postemployment Benefits
In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to eligible employees. Only employees who were at least age 55 with a minimum of 20 years of service by December 31, 2008 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(285), $(416), and $(1,044) for the years ended December 31, 2010, 2009 and 2008, respectively.
Effective January 1, 2007 HMSC eliminated the previous health care benefits for individuals 65 years of age and over and established a Health Reimbursement Account (HRA) for each eligible participant. Health care benefits for eligible retirees under 65 years of age will continue to be provided as a bridge to Medicare eligibility. Eligible participants will receive a one-time credit of $10 to their HRA account to use for covered expenses incurred on or after age 65. As of December 31, 2006, HRA accounts were established for eligible participants and totaled $7,310. As of December 31, 2010, the balance of the HRA accounts was $3,404. Also, the new plan does not provide life insurance benefits to individuals who retired after December 31, 1993.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21.2. As of December 31, 2010 and 2009, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
Information regarding the separate accounts of the Company is as follows:

	Nonguaranteed
	Separate
	Accounts	Total
Premiums, considerations or deposits For year ended 12/31/10	$110,598	$110,598

Reserves at 12/31/10 for accounts with assets at:
Fair value	1,362,110	1,362,110
Total reserves	1,362,110	1,362,110

By withdrawal characteristics:
At fair value	1,359,224	1,359,224
Not subject to discretionary withdrawal	2,886	2,886
Total	1,362,110	1,362,110

Reconciliation of transfers to (from) separate account is as follows:

	2010	2009
Transfers to separate accounts	$110,598	$112,452
Transfers from separate accounts	(139,281)	(106,125)

Net transfers to (from) separate accounts	$(28,683)	$6,327

(12) Retained Assets
Retained Assets are structured as drafts and are included as “Amounts retained by Company as trustee” in the Statement of Liabilities and Capital and Surplus. Interest rates paid during the year varied from 1.5% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:

	2010		2009
	Number	Balance	Number	Balance
Up to and including 12 months	92	5,680	95	5,937
13 to 24 months	64	2,953	56	2,089
25 to 36 months	41	1,461	31	1,111
37 to 48 months	24	855	20	829
49 to 60 months	15	637	13	329
Greater than 60 months	182	4,922	186	4,820

TOTAL	418	16,508	401	15,115

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2010.

		Individual		Group
	Individual	Balance/	Group	Balance/
	Number	Amount	Number	Amount
Number/balance of retained assets at the beginning of the year	400	15,065	1	50
Number/amount of retained assets account issued/added during the year	153	12,146	2	53
Investment earnings credited to retained asset accounts during the year		289		1
Fees and other charges assessed to retained asset accounts during the year		—		—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year		—		—
Number/amount of retained asset accounts closed/withdrawn during the year	137	11,000	1	96

Number/balance of retained asset accounts at the end of the year	416	16,500	2	8

(13) Lawsuits and Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position or results of operation.
The Company is subject to guaranty fund and other assessments by the states in which it writes business. Guaranty fund assessments are accrued at the time of insolvencies. Other assessments are accrued either at the time of assessment or in the case of loss based assessments, at the time the losses are incurred.
Extra Contractual Obligations
The Company paid claims-related extra contractual obligations and bad faith losses of $274, $202, and $201 during 2010, 2009, and 2008 respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in 2010, 2009, and 2008 respectively.
(14) Risk-Based Capital
The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2010, 2009 and 2008
(In thousands)
weighted factors to financial balances or activity levels based on their perceived degree of risk.
The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2010, the Company’s actual total adjusted capital was $328,258 and the authorized control level risk-based capital was $32,363.
(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•	reinvestment risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;

•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;

•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and

•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
Years ended December 31, 2010, 2009, and 2008
(In thousands)
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in their life and annuity products.
Credit Risk
Third parties that owe money, securities or other assets to the Company may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES — SCHEDULE I
December 31, 2010
(In thousands)

		Statutory	Amount shown in
Type of investments	Cost (1)	Fair Value	Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$965,894	$977,454	$965,894
State, municipalities and political subdivisions	527,924	542,415	527,924
Foreign government bonds	40,869	43,569	40,869
Public utilities	—	—	—
Other corporate bonds	2,170,809	2,311,788	2,169,838

Total debt securities	3,705,496	3,875,226	3,704,525

Equity securities:
Preferred stocks:
Industrial and miscellaneous	20,422	22,989	20,422
Common stocks	44	41	41

Total equity securities	20,466	23,030	20,463

Mortgage loans on real estate	12,927	XXX	12,927
Real estate	—	XXX	—
Contract loans	121,914	XXX	121,914
Cash and short-term investments	165,082	XXX	165,082
Receivable for securities	7,393	XXX	7,393
Other investments	24,640	XXX	24,640

Total investments	4,057,918		4,056,944

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)	Real estate acquired in satisfaction of indebtedness is $0.
See accompanying report of independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION — SCHEDULE III
For the years ended December 31, 2010, 2009, and 2008
(In thousands)

	As of December 31,				For the years ended December 31,
		Future policy			Premium
		benefits		Other	revenue			Amortization
	Deferred	losses,		policy	and annuity,		Benefits,	of deferred
	policy	claims	Unearned	claims and	pension and	Net	claims, losses	policy	Other	Premiums
	acquisition	and loss	premiums	benefits	other contract	investment	and settlement	acquisition	operating	written
Segment	cost (1)	expenses (3)	(3)	Payable (3)	considerations	income	expenses	costs (1)	expenses	(2)
2010:
Life		$1,077,676	$—	$3,091	$94,498	$67,289	$105,065		$36,765
Annuity		2,462,114	—	—	395,469	153,613	486,203		49,535
Supplementary Contracts		105,655	—	108,925	9,147	14,273	19,621		2,088
Accident and Health		5,177	120	20	3,451	564	1,185		2,167

Total		$3,650,622	$120	$112,036	$502,565	$235,739	$612,074		$90,555

2009:
Life		$1,040,480	$—	$3,208	$95,206	$62,538	$102,840		$37,644
Annuity		2,221,416	—	—	349,804	135,393	429,230		46,700
Supplementary Contracts		103,579	—	113,588	4,397	14,290	14,362		2,267
Accident and Health		5,857	135	38	3,677	574	1,543		2,265

Total		$3,371,332	$135	$116,834	$453,084	$212,795	$547,975		$88,876

2008:
Life		1,007,395	$—	$3,272	$97,036	$57,947	$102,026		$37,322
Annuity		2,025,288	—	—	311,747	121,028	398,377		43,700
Supplementary Contracts		106,399	—	124,529	6,753	15,131	17,685		2,208
Accident and Health		6,406	162	53	3,911	593	1,994		2,702

Total		$3,145,488	$162	$127,854	$419,447	$194,699	$520,082		$85,932

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)	Does not apply to life insurance.

(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying report of independent auditors’ report

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE — SCHEDULE IV
For the years ended December 31, 2010, 2009 and 2008
(In thousands)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2010: Life insurance in force	$13,939,851	$2,711,696	$—	$11,228,155	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$99,868	$5,370	$—	$94,498	0.0%
Annuity	395,469	—	—	395,469	0.0%
Supplementary contracts	9,147	—	—	9,147	0.0%
Accident and health	5,115	1,664	—	3,451	0.0%

Total premiums	$509,599	$7,034	—	$502,565	0.0%

2009: Life insurance in force	$13,761,252	$2,554,621	$—	$11,206,631	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$100,374	$5,168	$—	$95,206	0.0%
Annuity	349,804	—	—	349,804	0.0%
Supplementary contracts	4,397	—	—	4,397	0.0%
Accident and health	5,448	1,771	—	3,677	0.0%

Total premiums	$460,023	$6,939	$—	$453,084	0.0%

2008: Life insurance in force	$13,671,845	$2,181,008	$—	$11,490,837	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,789	$4,753	$—	$97,036	0.0%
Annuity	311,747	—	—	311,747	0.0%
Supplementary contracts	6,753	—	—	6,753	0.0%
Accident and health	5,767	1,856	—	3,911	0.0%

Total premiums	$426,056	$6,609	$—	$419,447	0.0%

See accompanying report of independent auditors’ report

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
     (a) Financial Statements
     The following financial statements are included in Part B hereof
Horace Mann Life Insurance Company Separate Account
-Report of Independent Registered Public Accounting Firm, dated April 26, 2011

-Statements of Net Assets — December 31, 2010

-Statements of Operations — For the Year Ended December 31, 2010

-Statements of Changes in Net Assets For the Year Ended December 31, 2010

-Statements of Changes in Net Assets For the Year Ended December 31, 2009

-Notes to Financial Statements — December 31, 2010
Horace Mann Life Insurance Company
-Report of Independent Registered Public Accounting Firm, dated April 26, 2011

-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2010 and 2009

-Statutory Statements of Operations — For the Years Ended December 31, 2010, 2009 and 2008

-Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2010, 2009 and 2008

-Statutory Statements of Cash Flow — For the Years Ended December 31, 2010, 2009 and 2008

-Notes to Statutory Financial Statements — December 31, 2010, 2009 and 2008
(b) Exhibits

(1) Resolution of Board of Directors(1)

(2). Not Applicable

(3) Underwriting Agreement(1)

(4) Form of Variable Annuity Contract(2)
(5) Form of application(2)
(6) Certificate of incorporation and bylaws (2)

(7)          Not Applicable

(8)          Not Applicable

(9) Opinion and Consent of Counsel          Filed Herewith

(10) Independent Auditors Consent          Filed Herewith

(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon          Filed Herewith

(12) Not Applicable
(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).

(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).
Item 25. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Peter H. Heckman	Director, President & Chief Executive Officer
Ann M. Caparros	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Dwayne D. Hallman	Director, Executive Vice President, & Chief Financial Officer
Paul D. Andrews	Director & Senior Vice President
Angela S. Christian	Vice President & Treasurer
Stephen P. Cardinal	Director & Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Contract Owners
As of August 26, 2011, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 117,208 of which 114,248 were qualified Contract Owners and 2,960 were non-qualified Contract Owners.
Item 28. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter
Joseph D. Terry	Director, President & Chief Executive Officer
Norman R. Sherman	Chief Compliance Officer
Kimberly A. Johnson	Chief Financial Operations Officer
Stephen P. Cardinal	Director & Chairman
Diane M. Barnett	Tax Compliance Officer
Angela S. Christian	Treasurer
Bret A. Conklin	Controller
Ann M. Caparros	Director
Elizabeth E. Arthur	Secretary

(c)	The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2010:

Name of	Net Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commission	Compensation
Horace Mann Investors, Inc.	$6,920,503	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Investors, Inc. maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Life Insurance Company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 31. Management Services
     Not applicable.
Item 32. Undertakings
(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
(c) The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments may be accepted under the variable annuity contracts described in the prospectus.
(d) The Registrant undertakes to include either: (i) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
(e) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf in the City of Springfield, and State of Illinois, on this 28th day of September, 2011.
BY: HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Registrant)
By: Horace Mann Life Insurance Company

(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ PETER H. HECKMAN
Ann M. Caparros		Peter H. Heckman,
Corporate Secretary		President and Chief Executive Officer
of the Depositor		of the Depositor
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ PETER H. HECKMAN Peter H. Heckman	Director, President and Chief Executive Officer	September 28, 2011

/s/ DWAYNE D. HALLMAN Dwayne D. Hallman	Director, Executive Vice President and Chief Financial Officer	September 28, 2011

/s/ ANN M. CAPARROS Ann M. Caparros	Director, General Counsel, Corporate Secretary and Chief Compliance Officer	September 28, 2011

SIGNATURE	TITLE	DATE
/s/ STEPHEN P. CARDINAL Stephen P. Cardinal	Director and Executive Vice President	September 28, 2011

C-5

Exhibit Index
(9) Opinion and Consent of Counsel

(10) Independent Auditors Consent
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon